UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)	(Zip code)

Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	12/31/2021

Date of reporting period:	6/30/2021

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MML Series Investment Fund II

Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2021

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited)

June 30, 2021

To Our Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

Welcome to the MML Series Investment Fund II Semiannual Report, covering the six months ended June 30, 2021.

Market Highlights

●

For the reporting period from January 1, 2021 through June 30, 2021, U.S. stock prices rose, with the S&P 500® Index up over 15%, and investors seeing an end in sight to the global economic recession brought on by the COVID-19 pandemic.

●

In the first quarter of 2021 investors embraced falling COVID-19 case counts, a faster than expected vaccination rollout, another round of fiscal stimulus, and upgrades in economic growth and corporate earnings forecasts for the 2021 calendar year.

●	The second quarter of 2021 was a continuation of the prior quarter with a meaningful percentage of the U.S. population receiving at least one vaccine dose, and widescale reopening of the economy.

●	However, concerns about inflation persisted as the sharp rise in the demand for goods, services, homes, and labor outpaced supply.

●

Foreign stocks in both developed markets and emerging markets also experienced strong gains in the reporting period, aided by increasing global economic activity offset somewhat by a stronger U.S. dollar.

●	U.S. bond investors experienced negative returns in a rising yield environment, fueled by higher economic growth expectations and strong asset flows into stocks.

Market Commentary

For the six months beginning on January 1, 2021, global stock investors experienced strong positive returns. U.S. stocks rose steadily in the period, buoyed by the widescale reopening of the global economy, a strong rebound in economic growth, the Federal Reserve Board’s (“Fed”) commitment to low interest rates, and a strong rebound in corporate earnings growth. Concurrently, inflation came in higher than expected, with consumer prices increasing 5.4% in June from a year earlier, and the median home price reaching a record high of $350,300 in May, up 24% from a year earlier.

As a result, the broad market S&P 500® Index* delivered a gain of 15.25% for the period. The technology-heavy NASDAQ Composite® Index performed similarly, gaining 12.92% for the period. The more economically sensitive Dow Jones Industrial Average was up 13.79% for the period. During this period small-cap stocks outperformed their larger cap peers while value stocks outperformed their growth peers.

The continued economic recovery, additional fiscal stimulus, and heightened inflation concerns affected sectors differently. The energy and financial sectors fared the best for the six-month period as investors expected these sectors to benefit the most from the reopening of the global economy and corresponding rise in interest rates. More defensive sectors such as consumer staples and utilities significantly lagged the broader market, as the reopening of the economy favored more economically sensitive sectors. West Texas Intermediate (WTI) crude oil prices ended the period at $73.52 per barrel, up 52% for the six-month period.

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stock markets, as measured by the MSCI EAFE® Index, also performed well, rising 8.83% for the six-month period, aided by the global economic rebound. European stocks fared better than Japanese stocks in part due to Europe deploying COVID-19 vaccines faster than Japan. Emerging-market stock markets, as measured in the MSCI Emerging Markets® Index, also fared well, rising 7.45% for the period. This was despite weak returns from China after their government cut back stimulus and increased regulatory oversight of technology companies in hopes to curb unfettered credit growth and rampant speculation.

The Fed continues to assert its influence on markets by remaining committed to keeping interest rates at near zero percent and letting inflation rise above target rates until employment levels return to their pre-pandemic levels. Congress also continues to play its part, delivering $1.9 trillion in stimulus in March 2021 and promising a $1 to $2 trillion infrastructure bill before the end of 2021.

Investors entered the period in the midst of a global recession that was being tempered by expectations for a stimulus and vaccination-fueled economic and corporate earnings recovery in 2021. Bond yields rose during the period, with the 10-year U.S. Treasury bond yield reaching a high of 1.74% in March before settling in to end the period at 1.45%. Since rising yields drive bond prices down, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period down 1.60%. Investment-grade bond prices fared only slightly better as concerns of defaults diminished. The Bloomberg Barclays U.S. Corporate Bond Total Return Index, which tracks investment-grade corporate bonds, ended the period down 1.27%. Below investment grade bond as represented by the Bloomberg Barclays U.S. Corporate High Yield Index performed significantly better, ending the period up 3.62%, aided by strong investor demand for bonds in the energy sector in response to a sharp rise in oil prices that lessened the risk of defaults.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market selloffs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President

The information provided is the opinion of MML Investment Advisers, LLC (MML Advisers) as of 7/1/21 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

© 2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Advisers, a wholly-owned subsidiary of MassMutual.

MML Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blend Fund, and who is the Fund’s subadviser?

This Fund seeks a high total return. The Fund is a “fund of funds” that seeks to achieve its investment objective by allocating substantially all of its assets among exchange-traded funds (ETFs) providing exposures to various asset classes. The Fund’s subadviser determines the Fund’s asset allocation strategy and implements this strategy by selecting ETFs for investment and determining the amounts of the Fund’s assets to be invested in each. The ETFs the Fund’s subadviser will consider for investment by the Fund will provide exposures to U.S. equity securities or to fixed-income securities. The ETFs are subadvised by an affiliate of the Fund’s subadviser. The Fund’s subadviser is BlackRock Investment Management, LLC (Blackrock).

MML Blend Fund Largest Holdings (% of Net Assets) on 06/30/2021
iShares Core S&P Total US Stock Market ETF	30.2%
iShares Core S&P 500 ETF	27.5%
iShares Core U.S. Aggregate Bond ETF	15.8%
iShares Core Total USD Bond Market ETF	15.8%
iShares 5-10 Year Investment Grade Corporate Bond ETF	3.8%
iShares iBoxx High Yield Corporate Bond ETF	3.8%
iShares Core S&P Mid-Cap ETF	2.1%
iShares Core S&P Small-Cap ETF	1.0%
100.0%

MML Blend Fund Sector Table (% of Net Assets) on 06/30/2021
Mutual Funds	105.2%
Total Long-Term Investments	105.2%
Short-Term Investments and Other Assets and Liabilities	(5.2)%
Net Assets	100.0%

MML Dynamic Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Dynamic Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to maximize current income and total return by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds, which may include securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, or sponsored corporations; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. The Fund may invest a portion of its net assets in inverse floaters and interest-only and principal-only securities, which may experience high volatility in response to changes in interest rates. The Fund may invest in other investment companies, including other open-end or closed-end investment companies, exchange-traded funds (ETFs), and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Fund’s subadviser and its affiliates. The Fund’s subadviser is DoubleLine Capital LP (DoubleLine).

MML Dynamic Bond Fund Portfolio Characteristics (% of Net Assets) on 06/30/21
Non-U.S. Government Agency Obligations	28.9%
Corporate Debt	25.3%
U.S. Treasury Obligations	25.1%
U.S. Government Agency Obligations and Instrumentalities	13.5%
Bank Loans	3.8%
Sovereign Debt Obligations	2.3%
Mutual Funds	0.5%
Municipal Obligations	0.1%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

MML Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Fund, and who are the Fund’s subadvisers?

The Fund’s primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. The Fund invests primarily in common stocks of companies that the subadvisers believe are undervalued in the marketplace, with a focus on securities of larger size companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, preferred stocks, securities convertible into common or preferred stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund’s two subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which managed approximately 37% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 63% of the Fund’s portfolio, as of June 30, 2021.

MML Equity Fund Largest Holdings (% of Net Assets) on 06/30/21
Bank of America Corp.	3.6%
JP Morgan Chase & Co.	3.3%
UnitedHealth Group, Inc.	2.9%
Alphabet, Inc. Class C	2.5%
Wells Fargo & Co.	2.2%
Johnson & Johnson	2.1%
Oracle Corp.	2.0%
Comcast Corp. Class A	2.0%
Exxon Mobil Corp.	1.8%
Microsoft Corp.	1.6%
24.0%

MML Equity Fund Sector Table (% of Net Assets) on 06/30/21
Financial	26.8%
Consumer, Non-cyclical	17.6%
Technology	12.0%
Industrial	11.6%
Consumer, Cyclical	11.3%
Communications	8.2%
Energy	4.0%
Basic Materials	3.8%
Utilities	3.3%
Mutual Funds	1.2%
Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%
Net Assets	100.0%

MML Equity Momentum Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Momentum Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of large capitalization U.S. companies. The Fund’s subadviser and sub-subadviser invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Momentum Index* (the “index”). The Fund’s subadvisor is Invesco Advisers, Inc. (Invesco) and the Fund’s sub-subadviser is Invesco Capital Management LLC (ICM).

MML Equity Momentum Fund Largest Holdings (% of Net Assets) on 06/30/21
Microsoft Corp.	9.3%
Apple, Inc.	9.0%
Amazon.com, Inc.	8.9%
Tesla, Inc.	8.1%
NVIDIA Corp.	7.1%
PayPal Holdings, Inc.	4.8%
Thermo Fisher Scientific, Inc.	2.4%
Netflix, Inc.	2.0%
QUALCOMM, Inc.	1.9%
Abbott Laboratories	1.8%
55.3%

MML Equity Momentum Fund Sector Table (% of Net Assets) on 06/30/21
Technology	40.0%
Consumer, Non-cyclical	19.8%
Consumer, Cyclical	16.3%
Communications	13.5%
Industrial	7.5%
Basic Materials	1.8%
Financial	0.7%
Energy	0.4%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.00)%
Net Assets	100.0%

*

The “S&P 500 Momentum Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by MassMutual. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Momentum Index.

MML Equity Rotation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Rotation Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of large- and medium-capitalization U.S. companies. The Fund’s subadviser and sub-subadviser invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the Russell 1000® Invesco Dynamic Multifactor Index*. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco), and the Fund’s sub-subadviser is Invesco Capital Management LLC (ICM).

MML Equity Rotation Fund Largest Holdings (% of Net Assets) on 06/30/21
Dell Technologies C	1.3%
HP, Inc.	1.2%
Synchrony Financial	0.8%
Ford Motor Co.	0.7%
Ally Financial, Inc.	0.7%
L Brands, Inc.	0.7%
NetApp, Inc.	0.6%
Capital One Financial Corp.	0.6%
Quanta Services, Inc.	0.6%
Discover Financial Services	0.6%
7.8%

MML Equity Rotation Fund Sector Table (% of Net Assets) on 06/30/21
Financial	24.0%
Industrial	18.5%
Consumer, Cyclical	16.5%
Technology	12.7%
Consumer, Non-cyclical	12.0%
Basic Materials	6.6%
Communications	5.3%
Energy	3.0%
Utilities	1.4%
Mutual Funds	0.0%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%
Net Assets	100.0%

*

The Fund is sponsored solely by MassMutual. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “FTSE Russell®,” “Russell 1000®” and “Russell®” are trade marks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Fund.

MML High Yield Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser). The Fund’s subadviser is Barings LLC (Barings).

MML High Yield Fund Portfolio Characteristics (% of Net Assets) on 06/30/21
Corporate Debt	82.4%
Bank Loans	11.5%
Mutual funds	2.4%
Common Stock	1.5%
Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%
Net Assets	100.0%

MML Inflation-Protected and Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings), and the Fund’s sub-subadviser is Baring International Investment Limited (BIIL).

MML Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 06/30/21
Non-U.S. Government Agency Obligations	48.9%
U.S. Treasury Obligations	22.0%
U.S. Government Agency Obligations and Instrumentalities	7.8%
Purchased Options	0.5%
Municipal Obligations	0.0%
Total Long-Term Investments	79.2%
Short-Term Investments and Other Assets and Liabilities	20.8%
Net Assets	100.0%

MML Managed Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Bond Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings), and the Fund’s sub-subadviser is Baring International Investment Limited (BIIL).

MML Managed Bond Fund Portfolio Characteristics (% of Net Assets) on 06/30/21
Corporate Debt	37.3%
Non-U.S. Government Agency Obligations	31.9%
U.S. Government Agency Obligations and Instrumentalities	19.0%
U.S. Treasury Obligations	9.5%
Sovereign Debt Obligations	0.8%
Purchased Options	0.3%
Mutual Funds	0.2%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

MML Short-Duration Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings), and the Fund’s sub-subadviser is Baring International Investment Limited (BIIL).

MML Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 06/30/21
Corporate Debt	52.5%
Non-U.S. Government Agency Obligations	42.2%
U.S. Government Agency Obligations and Instrumentalities	0.7%
U.S. Treasury Obligations	0.7%
Municipal Obligations	0.2%
Purchased Options	0.1%
Total Long-Term Investments	96.4%
Short-Term Investments and Other Assets and Liabilities	3.6%
Net Assets	100.0%

MML Small Cap Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Cap Equity Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MML Small Cap Equity Fund Largest Holdings (% of Net Assets) on 06/30/21
j2 Global, Inc.	2.4%
Korn Ferry	2.2%
Rexnord Corp.	2.1%
AutoNation, Inc.	1.9%
ASGN, Inc.	1.9%
Tenet Healthcare Corp.	1.8%
Brooks Automation, Inc.	1.7%
WSFS Financial Corp.	1.7%
Stifel Financial Corp.	1.7%
The Simply Good Foods Co.	1.6%
19.0%

MML Small Cap Equity Fund Sector Table (% of Net Assets) on 06/30/21
Consumer, Non-cyclical	26.2%
Financial	19.3%
Industrial	14.7%
Technology	12.9%
Consumer, Cyclical	12.5%
Utilities	4.7%
Basic Materials	4.0%
Communications	3.6%
Energy	0.9%
Mutual Funds	0.7%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

MML Special Situations Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Special Situations Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of U.S. companies of any size. The Fund’s subadviser and sub-subadviser invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests primarily, and normally at least 80% of its net assets, in the equity securities of companies included within the S&P U.S. IPO and Spin-Off Index*. The Fund’s subadvisor is Invesco Advisers, Inc. (Invesco) and the Fund’s sub-subadvisor is Invesco Capital Management (ICM).

MML Special Situations Fund Largest Holdings (% of Net Assets) on 06/30/21
Zoom Video Communications, Inc. Class A	8.4%
Snap, Inc. Class A	8.0%
Uber Technologies, Inc.	7.4%
Dow, Inc.	5.9%
Pinterest, Inc. Class A	5.4%
Carrier Global Corp.	5.0%
Otis Worldwide Corp.	4.1%
Corteva, Inc.	4.1%
Fortive Corp.	2.9%
Airbnb, Inc. Class A	2.8%
54.0%

MML Special Situations Fund Sector Table (% of Net Assets) on 06/30/21
Communications	29.6%
Industrial	15.0%
Technology	14.8%
Consumer, Non-cyclical	14.3%
Financial	11.4%
Basic Materials	6.8%
Consumer, Cyclical	6.4%
Energy	1.6%
Mutual Funds	1.4%
Total Long-Term Investments	101.3%
Short-Term Investments and Other Assets and Liabilities	(1.3)%
Net Assets	100.0%

*

The “S&P U.S. IPO and Spin-Off Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P U.S. IPO and Spin-Off Index.

MML Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and, at times, it may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth. In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MML Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 06/30/21
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
Tencent Holdings Ltd.	6.5%
Housing Development Finance Corp. Ltd.	4.4%
Grab Holdings, Inc., Series H	4.3%
Novatek PJSC Sponsored GDR Registered	3.8%
Yum China Holdings, Inc.	3.4%
Kering SA	3.3%
AIA Group Ltd.	3.3%
Vale SA Sponsored ADR	3.0%
Yandex NV Class A	3.0%
42.4%

MML Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 06/30/21
Financial	20.0%
Consumer, Cyclical	18.4%
Communications	17.1%
Technology	14.3%
Consumer, Non-cyclical	11.6%
Industrial	7.7%
Basic Materials	5.8%
Energy	3.8%
Mutual Funds	0.2%
Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%
Net Assets	100.0%

MML U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund’s subadviser is Barings LLC (Barings).

MML U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 06/30/21
Discount Notes	72.4%
Repurchase Agreement	8.2%
U.S. Treasury Bill	19.4%
Total Short-Term Investments	100%
Other Assets & Liabilities	0.0%
Net Assets	100.0%

MML Blend Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 105.2%
Diversified Financial Services — 105.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF	512,903	$31,040,890
iShares Core S&P 500 ETF	526,887	226,519,259
iShares Core S&P Mid-Cap ETF	65,492	17,599,665
iShares Core S&P Small-Cap ETF	70,091	7,918,881
iShares Core S&P Total US Stock Market ETF (a)	2,514,090	248,291,529
iShares Core Total USD Bond Market ETF	2,423,913	129,655,106
iShares Core U.S. Aggregate Bond ETF	1,124,307	129,666,326
iShares iBoxx High Yield Corporate Bond ETF (a)	352,365	31,022,215
State Street Navigator Securities Lending Government Money Market Portfolio (b)	43,034,645	43,034,645

TOTAL MUTUAL FUNDS (Cost $786,333,142)		864,748,516

TOTAL LONG-TERM INVESTMENTS (Cost $786,333,142)		864,748,516
	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (c)	$103,774	103,774

TOTAL SHORT-TERM INVESTMENTS (Cost $103,774)		103,774

TOTAL INVESTMENTS — 105.2% (Cost $786,436,916) (d)		864,852,290

Other Assets/(Liabilities) — (5.2)%		(42,573,367)

NET ASSETS — 100.0%		$822,278,923

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $42,122,531 or 5.12% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments.

(b)	Represents investment of security lending cash collateral. (Note 2).
(c)

Maturity value of $103,774. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $105,947.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.0%
BANK LOANS — 3.8%
Advertising — 0.0%
Terrier Media Buyer, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.604% VRN 12/17/26	$59,103	$58,774
Aerospace & Defense — 0.1%
TransDigm, Inc., 2020 Term Loan F, 1 mo. USD LIBOR + 2.250%
2.354% VRN 12/09/25	169,162	166,533
Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	120,000	125,010
American Airlines, Inc., 2017 Incremental Term Loan, 1 mo. USD LIBOR + 2.000%
2.073% VRN 12/15/23	74,081	72,229
Kestrel Bidco Inc., Term Loan B, 6 mo. USD LIBOR + 3.000%
4.000% VRN 12/11/26	69,063	67,682
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	85,000	86,039
		350,960
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/30/26	139,162	137,771
Biotechnology — 0.0%
Aldevron, L.L.C., 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.250% VRN 10/12/26	113,625	113,589
Building Materials — 0.0%
CP Atlas Buyer, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.250% VRN 11/23/27	119,700	119,313
Chemicals — 0.1%
Diamond (BC) B.V., USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.186% VRN 9/06/24	73,955	73,509
Illuminate Buyer, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.604% VRN 6/30/27	84,576	84,016

	Principal Amount	Value
Solenis Holdings LLC, 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
4.135% VRN 6/26/25	$73,414	$73,335
		230,860
Commercial Services — 0.3%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD LIBOR + 3.750%
4.250% VRN 5/12/28	363,375	364,283
CoreLogic, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 6/02/28	65,000	64,773
EAB Global, Inc., 2021 Term Loan,
0.000% 6/28/28 (a)	160,000	159,600
Mister Car Wash Holdings, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.096% VRN 5/14/26	62,924	62,624
Parexel International Corp., Term Loan B, 1 mo. USD LIBOR + 2.750%
2.845% VRN 9/27/24	230,738	229,333
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/01/28	85,000	85,011
Team Health Holdings, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
3.750% VRN 2/06/24	24,614	23,845
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.104% VRN 8/27/25	70,000	70,113
		1,059,582
Computers — 0.1%
Flexential Intermediate Corp., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
3.647% VRN 8/01/24	29,540	27,039
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	119,700	119,949
Redstone Buyer LLC
2021 Delayed Draw Term Loan,
0.000% 4/27/28 (b)	18,284	18,223
2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/27/28	46,716	46,561

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Surf Holdings, LLC, USD Term Loan, 3 mo. USD LIBOR + 3.500%
3.628% VRN 3/05/27	$128,700	$127,784
		339,556
Distribution & Wholesale — 0.0%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 1 mo. USD LIBOR + 7.500%, 3 mo. USD LIBOR + 7.500%
8.500% VRN 9/02/24	29,473	29,459
Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 6/15/25	114,546	113,130
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 4/09/27	118,825	119,270
Zebra Buyer LLC, Term Loan B,
0.000% 4/21/28 (a)	105,000	105,244
		337,644
Electric — 0.0%
Pacific Gas & Electric Co., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/23/25	74,250	73,183
Electronics — 0.1%
Compass Power Generation LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.500%
4.500% VRN 12/20/24	52,114	51,496
Tech Data Corp., ABL Term Loan, 1 mo. USD LIBOR + 3.500%
3.604% VRN 6/30/25	104,213	104,305
		155,801
Engineering & Construction — 0.0%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, 3 mo. USD LIBOR + 4.250%
5.250% VRN 6/21/24	64,101	63,010
Entertainment — 0.1%
UFC Holdings LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 3.000%
3.750% VRN 4/29/26	182,216	181,902
Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 3/29/25	110,016	109,030

	Principal Amount	Value
Madison IAQ LLC, Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 6/16/28	$95,000	$95,000
		204,030
Food — 0.0%
H Food Holdings LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.688%
3.792% VRN 5/23/25	49,176	48,839
United Natural Foods, Inc., Term Loan B, 1 mo. USD LIBOR + 3.500%
3.604% VRN 10/22/25	16,878	16,881
		65,720
Health Care – Products — 0.0%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, 1 mo. USD LIBOR + 2.250%
3.250% VRN 11/08/27	129,350	129,296
Health Care – Services — 0.1%
ADMI Corp., 2021 Incremental Term Loan B3,
0.000% 12/23/27 (a)	65,000	64,878
Air Methods Corp., 2017 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.500% VRN 4/22/24	54,154	53,311
Envision Healthcare Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
3.854% VRN 10/10/25	46,381	39,593
Icon Luxembourg Sarl
Term Loan B,
0.000% 6/16/28 (a)	76,052	76,159
1st Lien Term Loan B,
0.000% 6/16/28 (a)	18,948	18,975
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
4.345% - 4.345% VRN 7/09/25	120,000	119,900
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.854% VRN 11/16/25	95,193	94,919
		467,735
Household Products & Wares — 0.0%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 12/22/26	119,400	118,454

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.3%
Acrisure LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.500%
3.604% VRN 2/15/27	$122,809	$121,376
AssuredPartners, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
3.604% VRN 2/12/27	240,627	239,257
Asurion LLC
2018 Term Loan B6, 1 mo. USD LIBOR + 3.000%
3.104% VRN 11/03/23	70,273	69,878
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.354% VRN 12/23/26	154,225	152,394
OneDigital Borrower LLC
2020 Delayed Draw Term Loan, 3 mo. USD LIBOR + 5.250%,
5.250% VRN 11/16/27 (b)	5,313	5,328
2020 Term Loan, 3 mo. USD LIBOR + 4.500%
5.250% VRN 11/16/27	164,687	165,169
Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.845% VRN 9/03/26	34,300	34,224
		787,626
Internet — 0.2%
Endure Digital, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.250% VRN 2/10/28	140,000	139,241
Getty Images, Inc., 2019 USD Term Loan B, 1 mo. USD LIBOR + 4.500%
4.625% VRN 2/19/26	34,184	34,113
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD LIBOR + 4.750%
4.917% VRN 4/01/28	230,000	230,699
Proofpoint, Inc., 1st Lien Term Loan,
0.000% 6/09/28 (a)	130,000	129,205
		533,258
Leisure Time — 0.1%
ClubCorp Holdings, Inc., 2017 Term Loan B, 3 mo. USD LIBOR + 2.750%
2.897% VRN 9/18/24	19,437	18,638
Hayward Industries, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
3.250% VRN 5/12/28	160,000	159,550
		178,188

	Principal Amount	Value
Lodging — 0.0%
Caesars Resort Collection LLC, 2020 Term Loan B1, 1 mo. USD LIBOR + 4.500%
4.604% VRN 7/21/25	$59,550	$59,699
Machinery – Diversified — 0.1%
Titan Acquisition Ltd., 2018 Term Loan B, 3 mo. USD LIBOR + 3.000%
3.167% VRN 3/28/25	39,389	38,672
Vertical Midco GmbH, USD Term Loan B, 6 mo. USD LIBOR + 4.250%
4.478% VRN 7/30/27	199,001	199,085
		237,757
Media — 0.2%
Cengage Learning, Inc.
2021 Term Loan B,
0.000% 6/29/26 (a)	170,000	170,107
2016 Term Loan B, 1 mo. USD LIBOR + 4.250%, 3 mo. USD LIBOR + 4.250%
5.250% VRN 6/07/23	73,720	73,759
The E.W. Scripps Co., 2019 Term Loan B2, 1 mo. USD LIBOR + 2.563%
3.313% VRN 5/01/26	115,106	114,626
Radiate Holdco, LLC, 2020 Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 9/25/26	134,325	134,375
		492,867
Packaging & Containers — 0.1%
Flex Acquisition Co., Inc., 2018 Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
3.452% VRN 6/29/25	24,707	24,452
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
3.750% VRN 8/04/27	78,177	78,061
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan, 3 mo. USD LIBOR + 3.250%
3.250% VRN 3/03/28 (b)	12,854	12,753
2021 Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 3/03/28	57,146	56,696
		171,962

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
4.750% VRN 10/01/27	$239,688	$240,227
HC Group Holdings II, Inc., Term Loan B, 1 mo. USD LIBOR + 3.750%
3.854% VRN 8/06/26	153,442	153,410
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 4/21/28	225,000	225,632
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/02/28	225,000	225,142
		844,411
Pipelines — 0.1%
CQP Holdco LP, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 6/05/28	245,000	243,898
Traverse Midstream Partners LLC, 2017 Term Loan, 1 mo. USD LIBOR + 5.500%
6.500% VRN 9/27/24	55,000	55,172
		299,070
Retail — 0.2%
Great Outdoors Group LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
5.000% VRN 3/06/28	174,563	174,999
Harbor Freight Tools USA, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.750% VRN 10/19/27	99,500	99,433
Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 3/03/28	124,688	124,398
PetSmart, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 2/12/28	70,000	70,018
SRS Distribution, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.250% VRN 6/02/28	100,000	99,889
		568,737

	Principal Amount	Value
Software — 0.8%
Ascend Learning LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 7/12/24	$157,019	$156,855
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 10/30/26	119,400	119,400
Castle US Holding Corp., USD Term Loan B, 3 mo. USD LIBOR + 3.750%
3.897% VRN 1/29/27	158,333	156,231
Cvent, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
3.854% VRN 11/29/24	98,473	97,045
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.104% VRN 10/16/26	74,622	74,654
Finastra USA, Inc.
USD 1st Lien Term Loan, 6 mo. USD LIBOR + 3.500%
4.500% VRN 6/13/24	63,497	62,459
USD 2nd Lien Term Loan, 6 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	20,000	20,193
Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4, 1 mo. USD LIBOR + 4.000%
4.750% VRN 12/01/27	247,778	248,221
Helios Software Holdings, Inc., 2021 USD Term Loan B, 6 mo. USD LIBOR + 3.750%
3.917% VRN 3/11/28	198,857	198,796
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 7/01/24	221,575	221,759
Mitchell International, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
3.354% VRN 11/29/24	147,710	146,196
Polaris Newco LLC, USD Term Loan B, 6 mo. USD LIBOR + 4.000%
4.500% VRN 6/02/28	310,000	310,738
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.110% VRN 4/26/24	187,316	187,449

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sophia, L.P., 2020 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 10/07/27	$149,250	$149,281
Tibco Software, Inc., 2020 Term Loan B3, 1 mo. USD LIBOR + 3.750%
3.860% VRN 6/30/26	128,663	128,212
The Ultimate Software Group, Inc.
Term Loan B, 1 mo. USD LIBOR + 3.750%
3.854% VRN 5/04/26	123,106	123,118
2021 Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 5/04/26	104,214	104,274
		2,504,881
Telecommunications — 0.2%
Altice France S.A., 2018 Term Loan B13, 3 mo. USD LIBOR + 4.000%
4.155% VRN 8/14/26	153,314	152,904
Avaya, Inc.
2021 Term Loan B2, 1 mo. USD LIBOR + 4.000%
4.073% VRN 12/15/27	140,000	140,284
2020 Term Loan B, 1 mo. USD LIBOR + 4.250%
4.323% VRN 12/15/27	38,781	38,886
GOGO Intermediate Holdings LLC, Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/30/28	60,000	59,850
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 3 mo. USD LIBOR + 5.500%
5.618% - 6.500% VRN 7/13/22	23,306	23,437
2017 Term Loan B3, PRIME + 4.750%
8.000% 11/27/23	155,000	157,196
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 3/09/27	59,882	59,213
		631,770

TOTAL BANK LOANS (Cost $11,649,970)		11,713,398

CORPORATE DEBT — 25.3%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (c)	70,000	72,474

	Principal Amount	Value
The Interpublic Group of Cos., Inc.
5.400% 10/01/48	$250,000	$335,630
Omnicom Group, Inc.
2.600% 8/01/31	95,000	96,690
		504,794
Aerospace & Defense — 0.4%
The Boeing Co.
2.950% 2/01/30	205,000	210,111
Northrop Grumman Corp.
5.150% 5/01/40	250,000	328,336
Teledyne Technologies, Inc.
2.250% 4/01/28	205,000	208,907
TransDigm, Inc.
4.875% 5/01/29 (c)	55,000	55,550
5.500% 11/15/27	100,000	104,250
6.250% 3/15/26 (c)	150,000	158,250
8.000% 12/15/25 (c)	15,000	16,208
Triumph Group, Inc.
7.750% 8/15/25	55,000	56,579
		1,138,191
Agriculture — 0.2%
BAT Capital Corp.
3.462% 9/06/29	405,000	428,117
Bunge Ltd. Finance Corp.
2.750% 5/14/31	215,000	217,606
		645,723
Airlines — 0.1%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.750% 4/20/29 (c)	125,000	134,949
Southwest Airlines Co.
4.750% 5/04/23	200,000	214,638
United Airlines, Inc.
4.625% 4/15/29 (c)	65,000	67,275
		416,862
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 1.235%
1.391% FRN 2/15/23	210,000	209,212
General Motors Financial Co., Inc. 3 mo. USD LIBOR + .990%
1.184% FRN 1/05/23	575,000	580,259
Hyundai Capital America
1.800% 10/15/25 (c)	5,000	5,075
2.650% 2/10/25 (c)	410,000	428,990

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Volkswagen Group of America Finance LLC
4.250% 11/13/23 (c)	$220,000	$237,735
		1,461,271
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.
6.250% 5/15/26 (c)	103,000	109,695
The Goodyear Tire & Rubber Co.
5.250% 7/15/31 (c)	105,000	109,725
		219,420
Banks — 3.5%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%
2.570% VRN 11/25/35 (c)	405,000	393,850
Banco Davivienda SA 10 year CMT + 5.097%
6.650% VRN (c) (d)	200,000	209,650
Banco do Estado do Rio Grande do Sul SA 5 year CMT + 4.928%
5.375% VRN 1/28/31 (c)	200,000	204,252
Banco Internacional del Peru SAA Interbank 1 year CMT + 3.711%
4.000% VRN 7/08/30 (c)	150,000	148,875
Banco Macro SA 5 year USD Swap + 5.463%
6.750% VRN 11/04/26 (c)	200,000	166,002
Banco Mercantil del Norte SA
7.625% VRN (c)	200,000	227,100
Bangkok Bank PCL
5.000% VRN (c)	200,000	210,600
Bank of America Corp. 3 mo. USD LIBOR + 1.210%
3.974% VRN 2/07/30	350,000	397,249
Bank of Montreal 5 year USD Swap + 1.432%
3.803% VRN 12/15/32	225,000	248,291
Barclays PLC 3 mo. USD LIBOR + 1.380%
1.536% FRN 5/16/24	425,000	432,731
BNP Paribas SA SOFR + 1.507%
3.052% VRN 1/13/31 (c)	390,000	411,599
BPCE SA
1.000% 1/20/26 (c)	250,000	246,800
Citigroup, Inc. 3 mo. USD LIBOR + 1.100%
1.256% FRN 5/17/24	450,000	456,917
Commonwealth Bank of Australia
4.316% 1/10/48 (c)	305,000	359,207

	Principal Amount	Value
Credit Agricole SA
3.750% 4/24/23 (c)	$285,000	$301,536
Credit Suisse Group AG SOFR + .980%
1.305% VRN 2/02/27 (c)	500,000	489,725
DBS Group Holdings Ltd. 5 year USD Swap + 2.390%
3.600% VRN (c) (d)	400,000	401,000
Gilex Holding Sarl
8.500% 5/02/23 (c)	150,000	152,627
8.500% 5/02/23 (c)	150,000	152,627
The Goldman Sachs Group, Inc.
SOFR + .820% 0.866% FRN 9/10/27	145,000	144,555
3 mo. USD LIBOR + 1.170% 1.326% FRN 5/15/26	490,000	502,657
HSBC Holdings PLC 3 mo. USD LIBOR + 1.380%
1.499% FRN 9/12/26	510,000	526,295
JP Morgan Chase & Co.
SOFR + 1.015% 2.069% VRN 6/01/29	165,000	166,338
SOFR + 2.040% 2.522% VRN 4/22/31	275,000	283,175
SOFR + 1.250% 2.580% VRN 4/22/32	180,000	185,101
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205%
3.574% VRN 11/07/28	400,000	437,750
Macquarie Group Ltd.
SOFR + .910% 1.629% VRN 9/23/27 (c)	170,000	169,318
3 mo. USD LIBOR + 1.023% 3.189% VRN 11/28/23 (c) (e)	60,000	62,143
3 mo. USD LIBOR + 1.330% 4.150% VRN 3/27/24 (c)	280,000	296,376
Mitsubishi UFJ Financial Group, Inc.
1.412% 7/17/25	435,000	439,326
Morgan Stanley
SOFR + .525% 0.790% VRN 5/30/25	155,000	154,383
3 mo. USD LIBOR + 1.340% 3.591% VRN 7/22/28	230,000	254,687
National Australia Bank Ltd.
2.990% 5/21/31 (c)	250,000	254,116
NatWest Markets PLC
0.800% 8/12/24 (c)	200,000	199,040
NongHyup Bank
1.250% 7/20/25 (c)	200,000	200,030

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oversea-Chinese Banking Corp. Ltd. 5 year CMT + 1.580%
1.832% VRN 9/10/30 (c)	$300,000	$300,084
United Overseas Bank Ltd. 5 year USD Swap + 1.794%
3.875% VRN (c) (d)	300,000	312,525
Wells Fargo & Co.
SOFR + 1.432% 2.879% VRN 10/30/30	115,000	121,903
3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	195,000	210,541
		10,830,981
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.600% 4/15/48	355,000	434,191
Constellation Brands, Inc.
2.875% 5/01/30	25,000	26,243
3.150% 8/01/29	175,000	187,847
Keurig Dr Pepper, Inc.
3.800% 5/01/50	190,000	214,276
Primo Water Holdings, Inc.
4.375% 4/30/29 (c)	165,000	165,000
Triton Water Holdings, Inc.
6.250% 4/01/29 (c)	65,000	65,163
		1,092,720
Biotechnology — 0.1%
Illumina, Inc.
0.550% 3/23/23	145,000	145,214
Royalty Pharma PLC
3.300% 9/02/40 (c)	200,000	201,580
		346,794
Building Materials — 0.2%
Builders FirstSource, Inc.
6.750% 6/01/27 (c)	98,000	104,983
Carrier Global Corp.
3.377% 4/05/40	235,000	246,718
Griffon Corp.
5.750% 3/01/28	170,000	180,625
Owens Corning
4.400% 1/30/48	175,000	206,783
		739,109
Chemicals — 0.3%
CVR Partners LP / CVR Nitrogen Finance Corp.
6.125% 6/15/28 (c)	45,000	46,125
DuPont de Nemours, Inc.
5.419% 11/15/48	155,000	215,972

	Principal Amount	Value
LG Chem Ltd.
2.375% 7/07/31 (c) (f)	$200,000	$199,802
MEGlobal Canada ULC
5.000% 5/18/25 (c)	200,000	224,220
Nutrien Ltd.
4.200% 4/01/29	265,000	305,055
SCIH Salt Holdings, Inc.
6.625% 5/01/29 (c) (e)	25,000	25,063
		1,016,237
Coal — 0.1%
Peabody Energy Corp.
8.500% 12/31/24 (c)	45,471	34,103
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.500% 6/15/25 (c)	120,000	124,626
SunCoke Energy, Inc.
4.875% 6/30/29 (c)	90,000	89,888
		248,617
Commercial Services — 0.4%
Adani International Container Terminal Pvt Ltd.
3.000% 2/16/31 (c)	200,000	193,045
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625% 7/15/26 (c)	70,000	74,216
9.750% 7/15/27 (c)	130,000	143,162
Garda World Security Corp.
6.000% 6/01/29 (c)	115,000	114,138
MPH Acquisition Holdings LLC
5.750% 11/01/28 (c) (e)	120,000	120,589
NESCO Holdings II, Inc.
5.500% 4/15/29 (c)	20,000	20,875
PSA Treasury Pte Ltd.
2.125% 9/05/29 (c)	200,000	203,862
Triton Container International Ltd.
1.150% 6/07/24 (c)	90,000	89,829
Verscend Escrow Corp.
9.750% 8/15/26 (c)	237,000	249,739
		1,209,455
Computers — 0.3%
Dell International LLC / EMC Corp.
5.300% 10/01/29	375,000	452,896
Fortinet, Inc.
1.000% 3/15/26	215,000	213,084
NetApp, Inc.
1.875% 6/22/25	185,000	190,391
		856,371

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cosmetics & Personal Care — 0.0%
Coty, Inc.
5.000% 4/15/26 (c)	$65,000	$65,909
Distribution & Wholesale — 0.0%
Performance Food Group, Inc.
5.500% 10/15/27 (c)	115,000	121,037
Diversified Financial Services — 1.3%
Air Lease Corp.
1.875% 8/15/26	140,000	140,173
Aircastle Ltd.
2.850% 1/26/28 (c)	215,000	216,239
Aviation Capital Group LLC
5.500% 12/15/24 (c)	205,000	231,737
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (c)	265,000	273,349
BOC Aviation Ltd. 3 mo. USD LIBOR + 1.125%
1.271% FRN 9/26/23 (c)	340,000	339,445
CI Financial Corp.
4.100% 6/15/51	115,000	119,677
Credito Real SAB de CV SOFOM ER 5 year CMT + 7.026%
9.125% VRN (c) (d)	200,000	141,000
Discover Financial Services
4.100% 2/09/27	390,000	436,598
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (c)	112,750	113,357
Interoceanica IV Finance Ltd.
0.000% 11/30/25 (c)	537,113	505,461
Nationstar Mortgage Holdings, Inc.
5.500% 8/15/28 (c)	75,000	75,697
Navient Corp.
5.000% 3/15/27	60,000	62,100
NFP Corp.
6.875% 8/15/28 (c)	70,000	73,690
OneMain Finance Corp.
6.625% 1/15/28	120,000	137,563
PennyMac Financial Services, Inc.
4.250% 2/15/29 (c)	120,000	115,609
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (c)	100,819	98,545
Synchrony Financial
3.950% 12/01/27	320,000	356,192
Unifin Financiera SAB de CV 5 year CMT + 6.308%
8.875% VRN (c) (d)	300,000	222,753

	Principal Amount	Value
The Western Union Co.
2.750% 3/15/31	$425,000	$424,138
		4,083,323
Electric — 3.5%
AES Argentina Generacion SA
7.750% 2/02/24 (c)	150,000	127,500
AES Gener SA 5 year USD Swap + 4.644%
7.125% VRN 3/26/79 (c)	200,000	214,102
AES Panama Generation Holdings SRL
4.375% 5/31/30 (c)	300,000	313,547
American Electric Power Co., Inc.
2.950% 12/15/22	313,000	322,075
Calpine Corp.
4.625% 2/01/29 (c)	40,000	39,326
5.125% 3/15/28 (c)	100,000	101,875
DTE Energy Co.
3.800% 3/15/27	500,000	556,036
Duke Energy Corp.
3.950% 8/15/47	240,000	263,803
Empresa Electrica Angamos SA
4.875% 5/25/29 (c)	139,100	139,100
Empresa Electrica Guacolda SA
4.560% 4/30/25 (c)	400,000	285,470
Empresa Generadora de Electricidad Itabo SA
7.950% 5/11/26 (c)	81,000	83,581
Empresas Publicas de Medellin ESP
4.375% 2/15/31 (c)	200,000	197,384
Entergy Corp.
2.800% 6/15/30	110,000	114,651
Eversource Energy
1.650% 8/15/30	250,000	239,535
Fenix Power Peru SA
4.317% 9/20/27 (c)	258,529	262,410
Georgia Power Co.
2.200% 9/15/24	220,000	228,956
3.250% 3/15/51	355,000	358,103
JSW Hydro Energy Ltd.
4.125% 5/18/31 (c)	200,000	202,600
Korea East-West Power Co. Ltd.
1.750% 5/06/25 (c)	200,000	204,246
1.750% 5/06/25 (c)	200,000	204,246
LLPL Capital Pte Ltd.
6.875% 2/04/39 (c)	273,600	318,676
Minejesa Capital BV
4.625% 8/10/30 (c)	400,000	423,400

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Monongahela Power Co.
5.400% 12/15/43 (c)	$145,000	$189,958
NextEra Energy Capital Holdings, Inc.
2.250% 6/01/30	750,000	756,654
3.550% 5/01/27	195,000	215,305
NRG Energy, Inc.
2.000% 12/02/25 (c)	145,000	147,198
3.625% 2/15/31 (c)	145,000	142,492
Orazul Energy Egenor SCA
5.625% 4/28/27 (c)	200,000	207,250
Pacific Gas and Electric Co.
1.367% 3/10/23	240,000	240,009
2.500% 2/01/31	230,000	215,804
Pampa Energia SA
9.125% 4/15/29 (c)	150,000	136,851
PG&E Corp.
5.000% 7/01/28 (e)	45,000	45,500
Pike Corp.
5.500% 9/01/28 (c)	85,000	88,400
PSEG Power LLC
3.850% 6/01/23	260,000	275,995
Sierra Pacific Power Co.
2.600% 5/01/26	1,000,000	1,063,789
The Southern Co.
3.700% 4/30/30	500,000	551,979
5 year CMT + 2.915% 3.750% VRN 9/15/51	135,000	136,053
Transelec SA
3.875% 1/12/29 (c)	250,000	270,920
Xcel Energy, Inc.
3.300% 6/01/25	1,000,000	1,078,172
		10,962,951
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.750% 6/15/28 (c)	110,000	112,723
Electronics — 0.1%
Arrow Electronics, Inc.
3.875% 1/12/28	195,000	218,509
Vontier Corp.
2.400% 4/01/28 (c)	115,000	114,299
		332,808
Energy – Alternate Sources — 0.2%
Empresa Electrica Cochrane SpA
5.500% 5/14/27 (c)	340,720	351,339
Investment Energy Resources Ltd.
6.250% 4/26/29 (c)	200,000	216,250

	Principal Amount	Value
UEP Penonome II SA
6.500% 10/01/38 (c)	$197,194	$201,140
		768,729
Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd.
3.375% 4/30/25 (c)	300,000	321,042
3.625% 4/28/26 (c)	300,000	326,189
		647,231
Entertainment — 0.3%
Bally’s Corp.
6.750% 6/01/27 (c)	135,000	143,860
Boyne USA, Inc.
4.750% 5/15/29 (c)	195,000	201,187
Caesars Entertainment, Inc.
6.250% 7/01/25 (c)	105,000	111,348
Cedar Fair LP
5.250% 7/15/29	75,000	77,250
Lions Gate Capital Holdings LLC
5.500% 4/15/29 (c)	80,000	84,100
Live Nation Entertainment, Inc.
6.500% 5/15/27 (c)	90,000	99,882
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875% 5/01/29 (c)	170,000	170,213
Scientific Games International, Inc.
7.250% 11/15/29 (c)	75,000	84,600
		972,440
Environmental Controls — 0.1%
GFL Environmental, Inc.
4.000% 8/01/28 (c) (e)	140,000	138,299
Madison IAQ LLC
4.125% 6/30/28 (c)	85,000	85,850
5.875% 6/30/29 (c)	70,000	71,225
		295,374
Food — 0.5%
B&G Foods, Inc.
5.250% 9/15/27	50,000	52,077
Campbell Soup Co.
2.375% 4/24/30	115,000	115,858
Flowers Foods, Inc.
2.400% 3/15/31	100,000	100,305
Kraft Heinz Foods Co.
5.000% 7/15/35	40,000	49,065
5.200% 7/15/45	115,000	142,610
Mondelez International, Inc.
1.875% 10/15/32	135,000	130,805
Post Holdings, Inc.
4.625% 4/15/30 (c)	110,000	111,650

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Smithfield Foods, Inc.
4.250% 2/01/27 (c)	$365,000	$399,164
Sysco Corp.
3.300% 2/15/50	330,000	331,137
United Natural Foods, Inc.
6.750% 10/15/28 (c)	75,000	80,712
US Foods, Inc.
6.250% 4/15/25 (c)	15,000	15,919
		1,529,302
Forest Products & Paper — 0.0%
Suzano Austria GmbH
3.125% 1/15/32 (f)	100,000	98,915
Gas — 0.3%
The Brooklyn Union Gas Co.
4.487% 3/04/49 (c)	255,000	300,211
The East Ohio Gas Co.
3.000% 6/15/50 (c)	245,000	242,593
ENN Energy Holdings Ltd.
3.250% 7/24/22 (c)	200,000	204,144
NiSource, Inc.
3.600% 5/01/30	110,000	121,915
		868,863
Health Care – Products — 0.0%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
7.250% 2/01/28 (c)	84,000	91,749
Health Care – Services — 0.6%
Anthem, Inc.
2.375% 1/15/25	140,000	146,643
Centene Corp.
2.500% 3/01/31	380,000	374,775
3.000% 10/15/30	60,000	61,637
CHS/Community Health Systems, Inc.
6.000% 1/15/29 (c)	95,000	101,650
6.875% 4/15/29 (c)	70,000	73,253
HCA, Inc.
4.125% 6/15/29	175,000	197,241
Health Care Service Corp.
3.200% 6/01/50 (c)	50,000	51,536
Legacy LifePoint Health LLC
4.375% 2/15/27 (c)	90,000	90,788
6.750% 4/15/25 (c)	55,000	58,506
Radiology Partners, Inc.
9.250% 2/01/28 (c)	95,000	104,975
RP Escrow Issuer LLC
5.250% 12/15/25 (c)	105,000	109,594
Select Medical Corp.
6.250% 8/15/26 (c)	150,000	159,753

	Principal Amount	Value
Tenet Healthcare Corp.
5.125% 11/01/27 (c)	$155,000	$162,556
6.125% 10/01/28 (c)	130,000	138,684
		1,831,591
Home Builders — 0.0%
Mattamy Group Corp.
4.625% 3/01/30 (c)	120,000	122,580
Home Furnishing — 0.0%
Tempur Sealy International, Inc.
4.000% 4/15/29 (c)	60,000	60,747
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (c)	85,000	88,748
		149,495
Household Products & Wares — 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.000% 12/31/26 (c)	100,000	101,500
7.000% 12/31/27 (c) (e)	65,000	65,249
		166,749
Insurance — 0.5%
Acrisure LLC / Acrisure Finance, Inc.
4.250% 2/15/29 (c)	125,000	123,437
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750% 10/15/27 (c)	80,000	84,077
Athene Global Funding
3.000% 7/01/22 (c)	325,000	333,194
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	140,000	139,869
Brighthouse Financial Global Funding
1.000% 4/12/24 (c)	85,000	85,170
2.000% 6/28/28 (c)	120,000	120,192
GTCR AP Finance, Inc.
8.000% 5/15/27 (c)	95,000	101,175
Prudential Financial, Inc.
3.905% 12/07/47	185,000	215,034
Willis North America, Inc.
4.500% 9/15/28	290,000	335,263
		1,537,411
Internet — 0.3%
Endure Digital, Inc.
6.000% 2/15/29 (c)	95,000	94,050
Expedia Group, Inc.
2.950% 3/15/31	85,000	86,289
3.800% 2/15/28	200,000	217,685
JD.com, Inc.
3.375% 1/14/30	400,000	427,102

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Uber Technologies, Inc.
7.500% 9/15/27 (c)	$90,000	$98,908
		924,034
Investment Companies — 0.2%
Ares Capital Corp.
2.150% 7/15/26	210,000	208,924
Temasek Financial I Ltd. Co.
1.000% 10/06/30 (c)	350,000	329,879
		538,803
Iron & Steel — 0.1%
POSCO
2.750% 7/15/24 (c)	200,000	210,142
Leisure Time — 0.1%
Carnival Corp.
5.750% 3/01/27 (c)	95,000	99,513
Viking Cruises Ltd.
13.000% 5/15/25 (c)	30,000	35,293
5.875% 9/15/27 (c)	160,000	158,112
		292,918
Lodging — 0.2%
Boyd Gaming Corp.
4.750% 6/15/31 (c)	140,000	145,464
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250% 10/15/25 (c)	130,000	131,845
Marriott International, Inc.
3.125% 6/15/26	200,000	212,442
MGM Resorts International
6.750% 5/01/25	135,000	144,607
		634,358
Machinery – Construction & Mining — 0.1%
The Weir Group PLC
2.200% 5/13/26 (c)	245,000	246,108
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% 3/01/30 (c)	105,000	110,906
Cengage Learning, Inc.
9.500% 6/15/24 (c)	85,000	87,019
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908% 7/23/25	325,000	368,321
Comcast Corp.
3.400% 4/01/30	195,000	215,365
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% 8/15/26 (c)	50,000	32,435

	Principal Amount	Value
DISH DBS Corp.
5.125% 6/01/29 (c)	$65,000	$64,241
5.875% 11/15/24	40,000	42,950
GCI LLC
4.750% 10/15/28 (c)	90,000	92,115
iHeartCommunications, Inc.
8.375% 5/01/27	25,000	26,781
Nexstar Broadcasting, Inc.
5.625% 7/15/27 (c)	65,000	68,900
Radiate Holdco LLC / Radiate Finance, Inc.
4.500% 9/15/26 (c)	75,000	77,625
Scripps Escrow II, Inc.
3.875% 1/15/29 (c)	40,000	39,681
Scripps Escrow, Inc.
5.875% 7/15/27 (c)	95,000	98,087
Univision Communications, Inc.
4.500% 5/01/29 (c) (e)	65,000	65,488
VTR Finance NV
6.375% 7/15/28 (c)	200,000	212,000
		1,601,914
Mining — 0.5%
Anglo American Capital PLC
4.500% 3/15/28 (c)	385,000	440,325
Antofagasta PLC
2.375% 10/14/30 (c)	200,000	192,700
Arconic Corp.
6.125% 2/15/28 (c)	130,000	139,454
Glencore Funding LLC
1.625% 4/27/26 (c)	310,000	311,189
Novelis Corp.
4.750% 1/30/30 (c)	50,000	52,500
Vedanta Resources Co.
9.250% 4/23/26 (c)	200,000	175,000
Vedanta Resources Ltd.
6.125% 8/09/24 (c)	200,000	167,100
		1,478,268
Miscellaneous - Manufacturing — 0.2%
Bombardier, Inc.
6.000% 10/15/22 (c)	90,000	90,112
General Electric Co.
5.875% 1/14/38	210,000	285,570
6.875% 1/10/39	110,000	165,028
		540,710
Oil & Gas — 1.6%
Apache Corp.
4.375% 10/15/28	60,000	63,870
4.625% 11/15/25	40,000	43,200

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BP Capital Markets America, Inc.
2.939% 6/04/51	$140,000	$134,623
Chesapeake Energy Corp.
5.875% 2/01/29 (c)	100,000	108,245
CNX Resources Corp.
6.000% 1/15/29 (c)	65,000	70,281
Cosan Overseas Ltd.
8.250% (c) (d)	500,000	512,500
Diamondback Energy, Inc.
2.875% 12/01/24	124,000	130,969
EQT Corp.
8.500% STEP 2/01/30	50,000	65,145
Exxon Mobil Corp.
2.610% 10/15/30	165,000	174,098
4.227% 3/19/40	190,000	227,055
Gran Tierra Energy International Holdings Ltd.
6.250% 2/15/25 (c)	400,000	355,004
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750% 2/01/29 (c)	45,000	46,899
6.250% 11/01/28 (c)	100,000	106,250
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.375% 6/01/28 (c)	200,000	211,000
Indigo Natural Resources LLC
5.375% 2/01/29 (c)	75,000	78,375
Marathon Petroleum Corp.
5.125% 12/15/26	310,000	364,670
Medco Bell Pte Ltd.
6.375% 1/30/27 (c)	200,000	205,850
MEG Energy Corp.
5.875% 2/01/29 (c)	15,000	15,638
7.125% 2/01/27 (c)	105,000	111,859
Occidental Petroleum Corp.
6.125% 1/01/31 (e)	85,000	99,769
6.450% 9/15/36	50,000	59,780
6.625% 9/01/30	60,000	72,514
8.000% 7/15/25	50,000	59,875
Ovintiv, Inc.
7.375% 11/01/31	55,000	73,118
Parkland Corp.
4.500% 10/01/29 (c)	90,000	91,457
Patterson-UTI Energy, Inc.
3.950% 2/01/28	80,000	81,024
Petrobras Global Finance BV
5.500% 6/10/51	40,000	40,080
Petronas Capital Ltd.
3.500% 4/21/30 (c)	200,000	219,074

	Principal Amount	Value
Pioneer Natural Resources Co.
1.900% 8/15/30	$300,000	$289,170
PTTEP Treasury Center Co. Ltd.
2.587% 6/10/27 (c)	200,000	207,122
SA Global Sukuk Ltd.
2.694% 6/17/31 (c) (e)	200,000	202,480
Sunoco LP / Sunoco Finance Corp.
4.500% 5/15/29 (c)	35,000	35,612
6.000% 4/15/27	90,000	93,892
Transocean Poseidon Ltd.
6.875% 2/01/27 (c)	150,000	150,000
Transocean, Inc.
11.500% 1/30/27 (c) (e)	36,000	38,473
		4,838,971
Oil & Gas Services — 0.1%
Halliburton Co.
2.920% 3/01/30 (e)	125,000	130,025
5.000% 11/15/45	90,000	109,723
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 9/01/27	185,000	197,632
		437,380
Packaging & Containers — 0.3%
Berry Global, Inc.
1.650% 1/15/27 (c)	120,000	118,961
CCL Industries, Inc.
3.050% 6/01/30 (c)	165,000	173,308
Packaging Corp. of America
3.400% 12/15/27	215,000	236,251
WRKCo, Inc.
3.750% 3/15/25	370,000	403,796
		932,316
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.700% 5/14/45	355,000	443,552
Bausch Health Cos., Inc.
6.250% 2/15/29 (c)	115,000	113,741
Becton Dickinson and Co.
2.894% 6/06/22	370,000	378,128
Bristol-Myers Squibb Co.
4.350% 11/15/47	320,000	404,544
Cigna Corp.
4.900% 12/15/48	230,000	296,417
CVS Health Corp.
5.050% 3/25/48	180,000	233,870
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc.
6.125% 4/01/29 (c)	60,000	58,800

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Viatris, Inc.
1.650% 6/22/25 (c)	$135,000	$136,763
		2,065,815
Pipelines — 1.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750% 3/01/27 (c)	54,000	56,160
Enable Midstream Partners LP
4.400% 3/15/27	120,000	132,359
5.000% STEP 5/15/44	190,000	207,211
Enbridge, Inc.
2.500% 8/01/33	165,000	165,245
Energy Transfer LP
3.900% 7/15/26	750,000	819,439
Energy Transfer LP
4.750% 1/15/26	185,000	208,305
EQM Midstream Partners LP
4.750% 1/15/31 (c)	140,000	144,262
Fermaca Enterprises S de RL de CV
6.375% 3/30/38 (c)	208,394	236,529
Galaxy Pipeline Assets Bidco Ltd.
2.625% 3/31/36 (c)	200,000	196,184
GNL Quintero SA
4.634% 7/31/29 (c)	250,000	272,500
Hess Midstream Operations LP
5.125% 6/15/28 (c)	110,000	115,363
Kinder Morgan Energy Partners LP
6.950% 1/15/38	270,000	386,178
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (c)	135,000	141,750
NGPL PipeCo LLC
3.250% 7/15/31 (c)	70,000	72,226
NuStar Logistics LP
6.375% 10/01/30	90,000	99,441
ONEOK, Inc.
3.400% 9/01/29	90,000	95,892
Peru LNG SRL
5.375% 3/22/30 (c)	250,000	215,625
Sabine Pass Liquefaction LLC
5.000% 3/15/27	170,000	196,394
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.500% 3/01/30	100,000	109,966
Western Midstream Operating LP
4.350% STEP 2/01/25	75,000	79,244
		3,950,273

	Principal Amount	Value
Real Estate — 0.0%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (c)	$70,000	$73,177
7.625% 6/15/25 (c)	50,000	54,235
		127,412
Real Estate Investment Trusts (REITS) — 1.3%
Agree LP
2.600% 6/15/33	85,000	84,803
Alexandria Real Estate Equities, Inc.
3.000% 5/18/51	130,000	127,285
American Tower Corp.
3.375% 10/15/26	472,000	514,403
3.600% 1/15/28	370,000	407,235
Boston Properties LP
3.400% 6/21/29	275,000	298,755
Crown Castle International Corp.
3.650% 9/01/27	360,000	396,668
3.700% 6/15/26	700,000	769,979
4.000% 3/01/27	225,000	251,891
Equinix, Inc.
1.800% 7/15/27	130,000	131,700
Iron Mountain, Inc.
4.500% 2/15/31 (c)	60,000	60,750
National Retail Properties, Inc.
2.500% 4/15/30	115,000	117,008
Office Properties Income Trust
2.650% 6/15/26	40,000	40,602
Omega Healthcare Investors, Inc.
3.250% 4/15/33	50,000	49,959
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875% 5/15/29 (c)	75,000	77,584
Simon Property Group LP
2.450% 9/13/29	190,000	195,681
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.500% 2/15/29 (c)	70,000	70,175
Vornado Realty LP
2.150% 6/01/26	70,000	70,971
Welltower, Inc.
2.800% 6/01/31	210,000	217,238
		3,882,687
Retail — 0.7%
Ambience Merger Sub, Inc.
7.125% 7/15/29 (c) (f)	40,000	40,350
Asbury Automotive Group, Inc.
4.500% 3/01/28	16,000	16,440

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 3/01/30	$16,000	$16,720
CK Hutchison International 20 Ltd.
2.500% 5/08/30 (c)	200,000	204,466
Dollar Tree, Inc.
4.000% 5/15/25	325,000	358,870
Ferrellgas LP / Ferrellgas Finance Corp.
5.375% 4/01/26 (c)	55,000	54,519
Golden Nugget, Inc.
6.750% 10/15/24 (c)	175,000	176,788
The Home Depot, Inc.
3.900% 6/15/47	170,000	202,530
IRB Holding Corp.
6.750% 2/15/26 (c)	120,000	124,200
McDonald’s Corp.
3.600% 7/01/30	205,000	230,754
4.450% 3/01/47	190,000	231,619
SRS Distribution, Inc.
4.625% 7/01/28 (c)	100,000	102,250
Staples, Inc.
7.500% 4/15/26 (c)	65,000	67,438
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000% 6/01/31 (c)	100,000	102,375
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (c)	120,000	123,602
Victoria’s Secret & Co.
4.625% 7/15/29 (c) (f)	40,000	40,000
		2,092,921
Semiconductors — 0.5%
Broadcom, Inc.
3.419% 4/15/33 (c)	306,000	321,717
Marvell Technology, Inc.
4.200% 6/22/23 (c)	385,000	409,253
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.875% 6/18/26 (c)	190,000	210,516
Texas Instruments, Inc.
1.750% 5/04/30	105,000	104,588
TSMC Global Ltd.
1.250% 4/23/26 (c)	665,000	659,524
		1,705,598
Software — 0.3%
Activision Blizzard, Inc.
1.350% 9/15/30	230,000	215,308
Calriv Science Holdings Corp.
4.875% 6/30/29 (c)	80,000	82,100

	Principal Amount	Value
Oracle Corp.
3.850% 4/01/60	$240,000	$255,044
Roper Technologies, Inc.
1.750% 2/15/31	455,000	437,746
		990,198
Telecommunications — 1.1%
AT&T, Inc.
2.750% 6/01/31 (e)	100,000	104,018
3.500% 9/15/53 (c)	679,000	682,742
Avaya, Inc.
6.125% 9/15/28 (c)	80,000	85,624
The Bell Telephone Co. of Canada or Bell Canada
0.750% 3/17/24	210,000	210,489
Digicel Group Holdings Ltd.
7.000% (c) (d)	80,771	62,404
8.000% 4/01/25 (c)	54,430	45,721
Frontier Communications Holdings LLC
5.000% 5/01/28 (c)	60,000	62,030
5.875% 10/15/27 (c)	30,000	32,137
6.750% 5/01/29 (c)	30,000	31,898
GTT Communications, Inc.
7.875% 12/31/24 (c)	50,000	4,500
KT Corp.
2.500% 7/18/26 (c)	200,000	209,824
Lumen Technologies, Inc.
4.000% 2/15/27 (c)	85,000	86,700
5.125% 12/15/26 (c)	105,000	109,069
NBN Co. Ltd.
1.450% 5/05/26 (c)	200,000	200,538
T-Mobile USA, Inc.
2.250% 2/15/26	205,000	206,537
2.550% 2/15/31	500,000	505,185
2.875% 2/15/31	30,000	29,775
3.375% 4/15/29 (c)	15,000	15,480
3.375% 4/15/29	35,000	36,120
Verizon Communications, Inc.
2.650% 11/20/40	25,000	24,082
4.400% 11/01/34	335,000	399,599
Zayo Group Holdings, Inc.
4.000% 3/01/27 (c)	90,000	89,381
6.125% 3/01/28 (c)	50,000	51,062
		3,284,915
Transportation — 0.5%
CSX Corp.
3.800% 11/01/46	350,000	400,662

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Empresa de Transporte de Pasajeros Metro SA
5.000% 1/25/47 (c)	$750,000	$866,250
FedEx Corp.
4.750% 11/15/45	160,000	199,378
		1,466,290
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.200% 4/01/27 (c)	185,000	208,056
Water — 0.1%
Essential Utilities, Inc.
2.704% 4/15/30	220,000	228,521

TOTAL CORPORATE DEBT (Cost $74,869,066)		78,164,333

MUNICIPAL OBLIGATIONS — 0.1%
Missouri Highway & Transportation Commission, Revenue Bonds
5.063% 5/01/24	135,000	151,557
State of California BAB, General Obligation
7.550% 4/01/39	190,000	323,950
		475,507

TOTAL MUNICIPAL OBLIGATIONS (Cost $428,519)		475,507

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.9%
Commercial Mortgage-Backed Securities — 8.5%
BANK
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	377,249
Series 2018-BN10, Class C, 4.163% VRN 2/15/61 (g)	310,000	331,962
Series 2017-BNK5, Class C, 4.396% VRN 6/15/60 (g)	200,000	209,101
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	379,405
Series 2020-B18, Class C, 3.772% VRN 7/15/53 (g)	354,000	380,088
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (c)	378,000	382,864
BX Trust, Series 2019-OC11, Class E,
4.076% VRN 12/09/41 (c) (g)	374,000	392,473
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA,
1.146% VRN 1/10/48 (g)	5,524,543	212,808

	Principal Amount	Value
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class D, 2.850% 2/10/49 (c)	$201,000	$147,162
Series 2019-GC41, Class B, 3.199% 8/10/56	377,000	401,858
Series 2020-420K, Class D, 3.422% VRN 11/10/42 (c) (g)	200,000	195,699
Series 2020-420K, Class E, 3.422% VRN 11/10/42 (c) (g)	200,000	186,698
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (g)	340,000	370,737
Series 2015-GC31, Class C, 4.189% VRN 6/10/48 (g)	700,000	726,439
Commercial Mortgage Pass-Through Certificates
Series 2014-CR20, Class C, 4.656% VRN 11/10/47 (g)	411,000	428,711
Series 2015-LC23, Class C, 4.771% VRN 10/10/48 (g)	470,000	510,815
Series 2016-CR28, Class C, 4.792% VRN 2/10/49 (g)	465,000	503,513
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.000%
3.073% FRN 11/15/36 (c)	209,000	209,392
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.967% VRN 4/15/50 (g)	8,077,473	197,809
Series 2020-C19, Class C, 3.735% VRN 3/15/53 (g)	332,000	343,637
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	373,818
Series 2016-C6, Class B, 3.924% VRN 1/15/49 (g)	298,000	323,051
Series 2015-C4, Class C, 4.714% VRN 11/15/48 (g)	427,000	463,761
Series 2018-C14, Class C, 5.053% VRN 11/15/51 (g)	405,000	442,417
Series 2016-C6, Class C, 5.100% VRN 1/15/49 (g)	378,000	398,955
DBGS Mortgage Trust, Series 2018-5BP, Class F, 1 mo. USD LIBOR + 2.450%
2.673% FRN 6/15/33 (c)	550,000	536,357
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class E, 4.095% VRN 12/10/36 (c) (g)	169,000	175,376
Series 2019-FBLU, Class G, 4.095% VRN 12/10/36 (c) (g)	176,000	177,204
Grace Trust, Series 2020-GRCE, Class D,
2.769% VRN 12/10/40 (c) (g)	125,000	121,958

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Great Wolf Trust, Series 2019-WOLF, Class D, 1 mo. USD LIBOR + 1.933%
2.006% FRN 12/15/36 (c)	$392,000	$389,551
GS Mortgage Securities Trust
Series 2015-GS1, Class XA, 0.908% VRN 11/10/48 (g)	7,794,720	233,954
Series 2018-RIVR, Class C, 1 mo. USD LIBOR + 1.250% 1.323% FRN 7/15/35 (c)	167,000	163,243
Series 2013-GC10, Class XA, 1.629% VRN 2/10/46 (g)	4,309,645	77,160
Series 2019-SOHO, Class E, 1 mo. USD LIBOR + 1.875% 1.948% FRN 6/15/36 (c)	318,000	312,436
Series 2014-GC26, Class D, 4.660% VRN 11/10/47 (c) (g)	1,117,000	764,596
Series 2016-GS2, Class C, 4.863% VRN 5/10/49 (g)	340,000	373,442
GSCG Trust, Series 2019-600C, Class E,
4.118% VRN 9/06/34 (c) (g)	497,000	487,853
Hospitality Mortgage Trust, Series 2019-HIT, Class F, 1 mo. USD LIBOR + 3.150%
3.223% FRN 11/15/36 (c)	409,208	401,025
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 1.068% VRN 1/15/49 (g)	3,920,359	137,172
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	183,478
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.645% VRN 7/15/48 (g)	9,245,267	166,522
Series 2015-C29, Class XA, 0.791% VRN 5/15/48 (g)	7,663,557	169,217
Series 2014-C25, Class XA, 0.987% VRN 11/15/47 (g)	4,011,120	97,664
Series 2015-C28, Class XA, 1.106% VRN 10/15/48 (g)	6,635,786	187,486
Series 2015-C27, Class D, 3.944% VRN 2/15/48 (c) (g)	704,000	634,298
Series 2015-C28, Class B, 3.986% 10/15/48	340,000	352,531
Series 2014-C23, Class D, 4.133% VRN 9/15/47 (c) (g)	391,000	393,672
Series 2015-C29, Class C, 4.337% VRN 5/15/48 (g)	162,000	157,860
Series 2015-C33, Class C, 4.765% VRN 12/15/48 (g)	527,000	565,061

	Principal Amount	Value
Series 2015-C32, Class C, 4.799% VRN 11/15/48 (g)	$87,000	$71,323
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C,
3.850% VRN 5/13/53 (g)	327,000	354,003
MF1 Ltd., Series 2020-FL3, Class AS, 1 mo. USD LIBOR + 2.850%
2.975% FRN 7/15/35 (c)	318,000	322,570
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class D, 3.237% VRN 12/15/47 (c) (g)	504,000	484,388
Series 2015-C23, Class C, 4.282% VRN 7/15/50 (g)	650,000	675,550
Series 2015-C27, Class C, 4.658% VRN 12/15/47 (g)	351,000	360,286
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class XA, 1.025% VRN 12/15/48 (g)	6,161,367	198,875
Series 2021-L6, Class C, 3.580% 6/15/54 (f)	388,000	395,879
MSCG Trust, Series 2018-SELF, Class F, 1 mo. USD LIBOR + 3.050%
3.123% FRN 10/15/37 (c)	226,000	226,141
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.200%
2.273% FRN 6/15/35 (c)	368,000	340,041
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class XA, 2.097% VRN 10/10/48 (g)	3,730,373	250,185
Series 2016-C5, Class B, 3.933% 10/10/48	411,000	430,870
SLG Office Trust
Series 2021-OVA, Class E, 2.851% 7/15/41 (c)	260,000	255,331
Series 2021-OVA, Class F, 2.851% 7/15/41 (c)	260,000	242,965
TTAN, Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.900%
2.973% FRN 3/15/38 (c)	385,000	385,723
UBS Commercial Mortgage Trust
Series 2017-C2, Class B, 3.993% VRN 8/15/50 (g)	332,000	355,136
Series 2017-C1, Class B, 4.036% 6/15/50	328,000	358,638
Series 2017-C6, Class B, 4.154% VRN 12/15/50 (g)	340,000	375,264

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class C,
4.218% VRN 3/10/46 (c) (g)	$393,000	$391,530
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.804% VRN 7/15/58 (g)	10,067,631	219,966
Series 2015-P2, Class XA, 1.073% VRN 12/15/48 (g)	4,148,652	149,247
Series 2019-C53, Class XA, 1.149% VRN 10/15/52 (g)	4,336,342	294,969
Series 2020-C57, Class XA, 2.231% VRN 8/15/53 (g)	2,225,313	347,949
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	347,645
Series 2016-NXS6, Class B, 3.811% 11/15/49	248,000	264,176
Series 2014-LC16, Class D, 3.938% 8/15/50 (c)	169,000	37,263
Series 2015-C28, Class C, 4.230% VRN 5/15/48 (g)	248,000	254,362
Series 2019-C50, Class C, 4.345% 5/15/52	409,000	433,186
Series 2016-LC24, Class C, 4.604% VRN 10/15/49 (g)	325,000	338,480
Series 2016-C37, Class C, 4.634% VRN 12/15/49 (g)	376,000	405,295
Series 2015-NXS4, Class C, 4.848% VRN 12/15/48 (g)	421,000	447,639
		26,164,413
Home Equity Asset-Backed Securities — 1.5%
GSAA Home Equity Trust, Series 2007-10, Class A2A
6.500% 11/25/37	3,558,528	2,279,093
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE6, Class A2C, 1 mo. USD LIBOR + .150%
0.242% FRN 9/25/36	5,589,689	2,472,959
		4,752,052
Other Asset-Backed Securities — 10.5%
AASET US Ltd., Series 2018-1A, Class A
3.844% 1/16/38 (c)	504,308	484,207
Blackbird Capital Aircraft, Series 2021-1A, Class B
3.446% 7/15/46 (c) (f)	750,000	749,992
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B,
5.682% STEP 12/16/41 (c)	723,958	703,379

	Principal Amount	Value
BlueMountain CLO Ltd.
Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.600% 2.788% FRN 4/20/31 (c)	$1,000,000	$942,064
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150% 4.338% FRN 1/20/29 (c)	1,000,000	1,000,387
Catamaran CLO 2016-1 Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 3.750%
3.940% FRN 1/18/29 (c)	500,000	497,585
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (c)	228,542	230,324
Dividend Solar Loans LLC, Series 2018-1, Class B
4.290% 7/20/38 (c)	673,892	730,640
Dryden 40 Senior Loan Fund, Series 2015-40A, Class DR, 3 mo. USD LIBOR + 3.100%
3.256% FRN 8/15/31 (c)	500,000	500,298
Gilbert Park CLO Ltd.
Series 2017-1A, Class D, 3 mo. USD LIBOR + 2.950% 3.134% FRN 10/15/30 (c)	500,000	500,006
Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.400% 6.584% FRN 10/15/30 (c)	1,000,000	999,983
Grippen Park CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.300%
3.488% FRN 1/20/30 (c)	1,000,000	1,000,249
Helios Issuer LLC, Series 2020-AA, Class A
2.980% 6/20/47 (c)	428,408	446,693
Hero Funding Trust, Series 2016-4A, Class A2
4.290% 9/20/47 (c)	168,413	175,018
Highbridge Loan Management Ltd., Series 13A-18, Class D, 3 mo. USD LIBOR + 3.000%
3.184% FRN 10/15/30 (c)	500,000	488,695
Invitation Homes Trust
Series 2018-SFR1, Class C, 1 mo. USD LIBOR + 1.250% 1.332% FRN 3/17/37 (c)	1,145,000	1,147,498
Series 2018-SFR1, Class D, 1 mo. USD LIBOR + 1.450% 1.532% FRN 3/17/37 (c)	749,727	750,400
ITE Rail Fund Levered LP, Series 2021-1A, Class A
2.250% 2/28/51 (c)	982,895	988,407

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JOL Air Ltd., Series 2019-1, Class A
3.967% 4/15/44 (c)	$426,711	$426,027
Long Beach Mortgage Loan Trust, Series 2006-7, Class 1A, 1 mo. USD LIBOR + .155%
0.247% FRN 8/25/36	3,004,321	1,885,688
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (c)	401,003	400,971
Madison Park Funding Ltd., Series 2014-14A, Class DRR, 3 mo. USD LIBOR + 2.950%
3.134% FRN 10/22/30 (c)	500,000	499,376
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150%
0.242% FRN 8/25/37	1,713,280	1,656,143
Mosaic Solar Loans Trust
Series 2020-1A, Class A, 2.100% 4/20/46 (c)	367,779	373,995
Series 2020-2A, Class B, 2.210% 8/20/46 (c)	419,787	420,875
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	320,738	349,741
Oak Hill Credit Partners Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.050%
3.238% FRN 10/20/30 (c)	500,000	500,003
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 3.300%
3.488% FRN 3/17/30 (c)	1,000,000	1,000,081
Pagaya AI Debt Selection Trust, Series 2021-2, Class Note
3.000% 1/25/29 (c) (h) (i)	750,000	750,000
Primose Funding LLC, Series 2019-1A, Class A2
4.475% 7/30/49 (c)	985,000	1,011,565
Sound Point CLO XXIII, Series 2019-2A, Class DR, 3 mo. USD LIBOR + 3.300%
3.448% FRN 7/15/34 (c)	500,000	500,777
Sprite Ltd., Series 2017-1, Class A
4.250% 12/15/37 (c)	316,784	314,777
START Ireland, Series 2019-1, Class A
4.089% 3/15/44 (c)	302,305	305,382
Sunnova Sol III Issuer LLC, Series 2021-1, Class A
2.580% 4/28/56 (c)	500,000	501,752
Sunrun Atlas Issuer LLC, Series 2019-2, Class A
3.610% 2/01/55 (c)	721,834	768,886

	Principal Amount	Value
Symphony CLO Ltd., Series 2015-16A, Class DR, 3 mo. USD LIBOR + 3.050%
3.234% FRN 10/15/31 (c)	$500,000	$500,048
Taco Bell Funding LLC, Series 2018-1A, Class A2I
4.318% 11/25/48 (c)	975,000	977,218
Textainer Marine Containers Ltd., Series 2020-2A, Class A
2.100% 9/20/45 (c)	464,910	469,237
Thunderbolt Aircraft Lease Ltd.
Series 2018-A, Class A, 4.147% STEP 9/15/38 (c)	442,900	440,605
Series 2017-A, Class A, 4.212% STEP 5/17/32 (c)	836,108	836,046
TIF Funding II LLC, Series 2021-1A, Class A
1.650% 2/20/46 (c)	967,708	952,640
TPG Real Estate Finance Issuer Ltd., Series 2018-FL2, Class AS, 1 mo. USD LIBOR + 1.450%
1.532% FRN 11/15/37 (c)	314,000	314,000
Triumph Rail LLC, Series 2021-2, Class A
2.150% 6/19/51 (c)	750,000	751,641
Vantage Data Centers LLC, Series 2020-2A, Class A2
1.992% 9/15/45 (c)	375,000	373,133
VB-S1 Issuer LLC, Series 2020-1A, Class C2
3.031% 6/15/50 (c)	500,000	523,382
Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE5, Class 2A2, 1 mo. USD LIBOR + .180%
0.272% FRN 10/25/36	62,009	32,948
Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 3 mo. USD LIBOR + 1.170%
1.344% FRN 7/20/32 (c)	500,000	500,131
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (c)	743,583	738,596
Wind River CLO Ltd., Series 2017-1A, Class DR, 3 mo. USD LIBOR + 3.720%
3.910% FRN 4/18/36 (c)	1,000,000	997,615
		32,409,104

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 0.4%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200%
1.292% FRN 12/26/47 (c)	$308,586	$310,591
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	350,000	359,555
Series 2018-B, Class BFX, 3.830% 8/25/47 (c)	500,000	520,245
		1,190,391
Whole Loan Collateral Collateralized Mortgage Obligations — 7.6%
Banc of America Funding Trust, Series 2007-8, Class 2A1
7.000% 10/25/37	4,566,966	3,776,721
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
3.096% VRN 4/25/37 (g)	994,196	938,780
Countrywide Alternative Loan Trust
Series 2006-13T1, Class A11, 6.000% 5/25/36	1,814,476	1,156,983
Series 2006-36T2, Class 2A1, 6.250% 12/25/36	3,285,103	2,075,733
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 2.846% VRN 2/25/47 (g)	1,062,752	1,015,437
Series 2007-3, Class A21, 6.000% 4/25/37	1,611,268	1,177,197
Series 2007-14, Class A6, 6.000% 9/25/37	1,343,346	1,007,014
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .340%
0.433% FRN 12/19/36	858,063	808,964
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1,
3.017% VRN 5/25/37 (g)	2,162,704	2,021,844
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. USD LIBOR + .200%
0.292% FRN 7/25/47	2,425,453	2,419,171
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
2.793% VRN 7/25/35 (g)	323,238	309,054
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1,
3.070% VRN 2/25/36 (g)	1,987,279	1,714,377
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (c) (g)	839,179	569,725

	Principal Amount	Value
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600%
6.000% FRN 4/25/37	$217,873	$216,484
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
2.780% VRN 10/25/37 (g)	632,667	563,068
Verus Securitization Trust, Series 2021-R1, Class M1
2.338% 10/25/63 (c)	1,500,000	1,511,934
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAC3,
9.411% VRN 2/25/38 (c) (g)	2,069,349	1,570,973
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.350% STEP 5/25/36	850,235	792,524
		23,645,983
Whole Loan Collateral Planned Amortization Classes — 0.4%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15
6.000% 8/25/36	1,575,144	1,252,263

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $92,854,072)		89,414,206

SOVEREIGN DEBT OBLIGATIONS — 2.3%
Abu Dhabi Government International Bond
3.125% 4/16/30 (c)	200,000	217,326
3.125% 9/30/49 (c)	400,000	407,560
Brazilian Government International Bond
3.750% 9/12/31 (f)	300,000	295,650
5.625% 2/21/47	300,000	325,701
Chile Government International Bond
3.100% 1/22/61	500,000	478,835
Colombia Government International Bond
3.250% 4/22/32	200,000	196,130
4.125% 5/15/51 (e)	250,000	236,970
5.000% 6/15/45	200,000	212,582
Dominican Republic International Bond
5.875% 1/30/60 (c)	300,000	300,003
Indonesia Government International Bond
3.700% 10/30/49	250,000	262,053
Korea Electric Power Corp.
1.125% 6/15/25 (c)	200,000	199,626

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Malaysia Wakala Sukuk Bhd
3.075% 4/28/51 (c)	$250,000	$260,735
Mexico Government International Bond
3.750% 1/11/28	535,000	583,872
3.771% 5/24/61	500,000	465,190
4.280% 8/14/41	450,000	472,549
Panama Government International Bond
3.870% 7/23/60	200,000	204,166
4.300% 4/29/53	200,000	221,736
Perusahaan Penerbit SBSN Indonesia
3.800% 6/23/50 (c)	400,000	418,008
Peruvian Government International Bond
3.300% 3/11/41	50,000	50,473
3.550% 3/10/51 (e)	300,000	310,833
Philippine Government International Bond
1.648% 6/10/31 (e)	400,000	386,051
3.700% 3/01/41	450,000	486,792
Saudi Government International Bond
3.750% 1/21/55 (c)	200,000	211,101
		7,203,942

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,993,484)		7,203,942

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 13.5%
Collateralized Mortgage Obligations — 8.5%
Federal Home Loan Mortgage Corp. REMICS
Series 4934, Class P, 2.500% 11/15/40	2,032,927	2,124,612
Series 4481, Class B, 3.000% 12/15/42	2,123,445	2,161,862
Series 4483, Class CA, 3.000% 6/15/44	2,782,089	2,899,638
Series 4750, Class PA, 3.000% 7/15/46	828,918	849,343
Federal Home Loan Mortgage Corp. STRIPS
Series 355, Class 300, 3.000% 8/15/47	2,065,925	2,197,604
Series 358, Class 300, 3.000% 10/15/47	1,735,196	1,825,710
Federal National Mortgage Association Series 2018-44, Class PZ 3.500% 6/25/48	2,895,828	3,186,806

	Principal Amount	Value
Federal National Mortgage Association REMICS
Series 2018-21, Class PO, 0.000% 4/25/48	$1,137,624	$1,055,704
Series 2015-9, Class HA, 3.000% 1/25/45	492,411	516,338
Government National Mortgage Association
Series 2015-74, Class LZ, 3.500% 5/20/45	3,532,473	3,321,235
Series 2015-92, Class CZ, 3.500% 6/20/45	5,637,092	5,981,255
		26,120,107
Pass-Through Securities — 4.1%
Federal Home Loan Mortgage Corp.
Pool #BL5484 2.260% 1/01/30	3,000,000	3,195,694
Pool #G08520 2.500% 1/01/43	719,234	748,703
Pool #SB0048 3.000% 8/01/34	1,446,055	1,533,339
Pool #G08632 3.500% 3/01/45	1,039,737	1,114,457
Federal National Mortgage Association
Pool #MA4281 2.000% 3/01/51	3,932,662	3,979,404
Pool #MA2248 3.000% 4/01/45	511,928	531,100
Pool #AS7661 3.000% 8/01/46	454,930	471,257
Pool #AX2501 4.000% 10/01/44	973,116	1,059,606
		12,633,560
Whole Loans — 0.9%
Federal Home Loan Mortgage Corp. SCRT, Series 2018-2, Class HV,
3.000% VRN 11/25/57 (g)	2,709,640	2,883,888

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $39,616,800)		41,637,555

U.S. TREASURY OBLIGATIONS — 25.1%
U.S. Treasury Bonds & Notes — 25.1%
U.S. Treasury Bond
1.250% 5/15/50	4,850,000	3,962,952
2.250% 5/15/41	4,300,000	4,479,030
2.375% 5/15/51	3,920,000	4,188,660
2.750% 11/15/42	145,000	163,341
2.750% 11/15/47	2,490,000	2,834,645
4.750% 2/15/37	1,820,000	2,584,864
U.S. Treasury Note
0.125% 10/31/22	9,440,000	9,436,634
0.125% 12/31/22	5,320,000	5,316,056
0.125% 6/30/23	5,040,000	5,027,594
0.125% 1/15/24	4,100,000	4,075,582
0.250% 11/15/23	815,000	813,666

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.250% 6/15/24	$10,720,000	$10,655,462
0.375% 11/30/25	4,210,000	4,135,586
0.500% 6/30/27	4,540,000	4,394,645
0.500% 10/31/27	395,000	380,061
0.875% 6/30/26	5,220,000	5,220,011
0.875% 11/15/30 (e)	50,000	47,602
1.250% 6/30/28	4,440,000	4,450,456
1.500% 11/30/24	4,190,000	4,323,563
1.625% 5/15/31	920,000	935,224
2.625% 1/31/26	65,000	70,347
		77,495,981

TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,525,087)		77,495,981

TOTAL BONDS & NOTES (Cost $303,936,998)		306,104,922

	Number of Shares
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	1,618,683	1,618,683

TOTAL MUTUAL FUNDS (Cost $1,618,683)		1,618,683

TOTAL LONG-TERM INVESTMENTS (Cost $305,555,681)		307,723,605

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (k)	$3,910,637	$3,910,637

TOTAL SHORT-TERM INVESTMENTS (Cost $3,910,637)		3,910,637

TOTAL INVESTMENTS — 100.8% (Cost $309,466,318) (l)		311,634,242

Less Unfunded Loan Commitments — (0.0)%		(35,900)

NET INVESTMENTS — 100.8% (Cost $309,430,418)		311,598,342

Other Assets/(Liabilities) — (0.8)%		(2,450,251)

NET ASSETS — 100.0%		$309,148,091

Abbreviation Legend

BAB	Build America Bonds
CLO	Collateralized Loan Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduits
SCRT	Seasoned Credit Risk Transfer
STEP	Step Up Bond
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2021 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $82,498,861 or 26.69% of net assets.

(d)	Security is perpetual and has no stated maturity date.

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $2,068,027 or 0.67% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $493,811 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.

(h)	Investment was valued using significant unobservable inputs.
(i)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $750,000 or 0.24% of net assets.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)

Maturity value of $3,910,637. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $3,988,912.

(l)	See Note 6 for aggregate cost for federal tax purposes.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%
COMMON STOCK — 98.5%
Basic Materials — 3.8%
Chemicals — 2.5%
Celanese Corp.	9,400	$1,425,040
DuPont de Nemours, Inc.	30,100	2,330,041
Eastman Chemical Co.	16,296	1,902,558
FMC Corp.	10,400	1,125,280
International Flavors & Fragrances, Inc.	9,185	1,372,239
Linde PLC	18,742	5,418,312
LyondellBasell Industries NV Class A	26,800	2,756,916
The Mosaic Co.	30,400	970,064
PPG Industries, Inc.	16,056	2,725,827
RPM International, Inc.	10,400	922,272
The Sherwin-Williams Co.	5,550	1,512,098
		22,460,647
Forest Products & Paper — 0.9%
International Paper Co.	130,005	7,970,606
Iron & Steel — 0.4%
Nucor Corp.	24,200	2,321,506
Reliance Steel & Aluminum Co.	5,100	769,590
Steel Dynamics, Inc.	16,800	1,001,280
		4,092,376
		34,523,629
Communications — 8.2%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	17,900	581,571
Omnicom Group, Inc.	17,200	1,375,828
		1,957,399
Internet — 3.3%
Alphabet, Inc. Class C (a)	8,981	22,509,260
CDW Corp./DE	11,500	2,008,475
eBay, Inc.	55,400	3,889,634
Facebook, Inc. Class A (a)	1,200	417,252
NortonLifeLock, Inc.	32,900	895,538
		29,720,159
Media — 2.7%
Charter Communications, Inc. Class A (a)	562	405,455
Comcast Corp. Class A	313,400	17,870,068
Discovery, Inc. Class A (a) (b)	10,100	309,868
Fox Corp. Class A	27,100	1,006,223
The Walt Disney Co. (a)	25,452	4,473,698
		24,065,312
Telecommunications — 2.0%
Cisco Systems, Inc.	238,700	12,651,100

	Number of Shares	Value
Juniper Networks, Inc.	18,400	$503,240
Lumen Technologies, Inc.	62,600	850,734
T-Mobile US, Inc. (a)	28,758	4,165,021
		18,170,095
		73,912,965
Consumer, Cyclical — 11.3%
Airlines — 0.1%
Southwest Airlines Co. (a)	23,036	1,222,981
Apparel — 0.1%
Hanesbrands, Inc.	13,000	242,710
Skechers U.S.A., Inc. Class A (a)	7,400	368,742
		611,452
Auto Manufacturers — 1.9%
Cummins, Inc.	11,900	2,901,339
Ford Motor Co. (a)	313,200	4,654,152
General Motors Co. (a)	127,153	7,523,643
PACCAR, Inc.	21,800	1,945,650
		17,024,784
Auto Parts & Equipment — 0.1%
Gentex Corp.	15,200	502,968
Lear Corp.	3,700	648,536
		1,151,504
Distribution & Wholesale — 0.1%
LKQ Corp. (a)	24,400	1,200,968
Entertainment — 0.1%
Vail Resorts, Inc. (a)	1,500	474,780
Home Builders — 0.8%
D.R. Horton, Inc.	29,300	2,647,841
Lennar Corp. Class A	22,200	2,205,570
NVR, Inc. (a)	200	994,660
PulteGroup, Inc.	21,600	1,178,712
Toll Brothers, Inc.	6,800	393,108
		7,419,891
Home Furnishing — 0.2%
Tempur Sealy International, Inc.	6,600	258,654
Whirlpool Corp.	5,000	1,090,100
		1,348,754
Housewares — 0.2%
Newell Brands, Inc.	34,000	933,980
The Scotts Miracle-Gro Co.	3,500	671,720
		1,605,700
Leisure Time — 0.1%
Brunswick Corp.	6,200	617,644
Polaris, Inc.	3,800	520,448
		1,138,092

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.6%
Hilton Worldwide Holdings, Inc. (a)	19,673	$2,372,957
Hyatt Hotels Corp. Class A (a)	3,200	248,448
Marriott International, Inc. Class A (a)	14,437	1,970,939
MGM Resorts International	18,300	780,495
		5,372,839
Retail — 6.9%
Advance Auto Parts, Inc.	5,300	1,087,242
AutoNation, Inc. (a)	7,000	663,670
AutoZone, Inc. (a)	2,290	3,417,184
CarMax, Inc. (a)	6,100	787,815
Casey’s General Stores, Inc.	3,000	583,920
Dick’s Sporting Goods, Inc.	3,700	370,703
Dollar Tree, Inc. (a)	23,100	2,298,450
Genuine Parts Co.	11,600	1,467,052
The Home Depot, Inc.	30,749	9,805,549
Lowe’s Cos., Inc.	60,600	11,754,582
McDonald’s Corp.	3,509	810,544
O’Reilly Automotive, Inc. (a)	5,700	3,227,397
Ross Stores, Inc.	1,490	184,760
Starbucks Corp.	26,100	2,918,241
Target Corp.	40,200	9,717,948
The TJX Cos., Inc.	35,274	2,378,173
Tractor Supply Co.	6,200	1,153,572
Walgreens Boots Alliance, Inc.	53,900	2,835,679
Walmart, Inc.	12,000	1,692,240
Williams-Sonoma, Inc.	4,800	766,320
Yum! Brands, Inc.	37,305	4,291,194
		62,212,235
Textiles — 0.1%
Mohawk Industries, Inc. (a)	5,600	1,076,264
		101,860,244
Consumer, Non-cyclical — 17.6%
Agriculture — 1.8%
Altria Group, Inc.	61,500	2,932,320
Archer-Daniels-Midland Co.	44,600	2,702,760
Bunge Ltd.	11,200	875,280
Philip Morris International, Inc.	97,100	9,623,581
		16,133,941
Beverages — 0.1%
Molson Coors Beverage Co. Class B (a)	12,500	671,125
Biotechnology — 0.2%
Bio-Rad Laboratories, Inc. Class A (a)	2,100	1,353,009
Commercial Services — 0.5%
AMERCO	1,700	1,001,980
Quanta Services, Inc.	8,600	778,902
Service Corp. International	14,100	755,619

	Number of Shares	Value
United Rentals, Inc. (a)	7,326	$2,337,067
		4,873,568
Food — 0.6%
The J.M. Smucker Co.	6,800	881,076
The Kraft Heinz Co.	76,500	3,119,670
Tyson Foods, Inc. Class A	18,300	1,349,808
		5,350,554
Health Care – Products — 2.7%
Abbott Laboratories	18,803	2,179,832
Danaher Corp.	25,053	6,723,223
Henry Schein, Inc. (a)	8,000	593,520
Medtronic PLC	34,098	4,232,585
PerkinElmer, Inc.	6,300	972,783
Stryker Corp.	8,291	2,153,421
Teleflex, Inc.	2,307	926,930
Thermo Fisher Scientific, Inc.	12,116	6,112,158
Zimmer Biomet Holdings, Inc.	1,900	305,558
		24,200,010
Health Care – Services — 6.4%
Anthem, Inc.	29,319	11,193,994
Centene Corp. (a)	53,600	3,909,048
DaVita, Inc. (a)	9,000	1,083,870
HCA Healthcare, Inc.	44,553	9,210,888
Laboratory Corp. of America Holdings (a)	7,800	2,151,630
Molina Healthcare, Inc. (a)	4,800	1,214,688
Quest Diagnostics, Inc.	10,800	1,425,276
UnitedHealth Group, Inc.	66,218	26,516,336
Universal Health Services, Inc. Class B	6,200	907,866
		57,613,596
Household Products & Wares — 0.1%
Avery Dennison Corp.	6,178	1,298,863
Pharmaceuticals — 5.2%
AbbVie, Inc.	16,637	1,873,992
AmerisourceBergen Corp.	16,400	1,877,636
AstraZeneca PLC Sponsored ADR (b)	35,000	2,096,500
Bausch Health Cos., Inc. (a)	35,908	1,052,823
Becton Dickinson and Co.	1,165	283,316
Cigna Corp.	22,868	5,421,317
CVS Health Corp.	78,285	6,532,100
Elanco Animal Health, Inc. (a)	71,728	2,488,244
Eli Lilly & Co.	18,006	4,132,737
Johnson & Johnson	112,916	18,601,782
McKesson Corp.	12,900	2,466,996
		46,827,443
		158,322,109

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.0%
Oil & Gas — 3.2%
Continental Resources, Inc. (b)	29,300	$1,114,279
Devon Energy Corp.	81,454	2,377,642
EOG Resources, Inc.	46,900	3,913,336
Exxon Mobil Corp.	263,700	16,634,196
Marathon Oil Corp.	45,315	617,191
Phillips 66	27,300	2,342,886
Valero Energy Corp.	25,500	1,991,040
		28,990,570
Pipelines — 0.8%
Cheniere Energy, Inc. (a)	20,300	1,760,822
Kinder Morgan, Inc.	141,200	2,574,076
The Williams Cos., Inc.	97,500	2,588,625
		6,923,523
		35,914,093
Financial — 26.8%
Banks — 15.4%
Bank of America Corp.	789,719	32,560,114
The Bank of New York Mellon Corp.	55,600	2,848,388
Citigroup, Inc.	12,700	898,525
Citizens Financial Group, Inc.	26,700	1,224,729
Comerica, Inc.	8,700	620,658
Commerce Bancshares, Inc.	7,272	542,200
Cullen/Frost Bankers, Inc.	3,300	369,600
East West Bancorp, Inc.	8,900	638,041
Fifth Third Bancorp	44,500	1,701,235
The Goldman Sachs Group, Inc.	30,535	11,588,949
JP Morgan Chase & Co.	192,900	30,003,666
KeyCorp	61,200	1,263,780
M&T Bank Corp.	7,700	1,118,887
Morgan Stanley	135,551	12,428,671
Northern Trust Corp.	13,000	1,503,060
The PNC Financial Services Group, Inc.	29,453	5,618,454
Regions Financial Corp.	60,100	1,212,818
State Street Corp.	22,200	1,826,616
Truist Financial Corp.	83,700	4,645,350
US Bancorp	93,573	5,330,854
Wells Fargo & Co.	438,651	19,866,504
Western Alliance Bancorp	6,000	557,100
Zions Bancorp NA	10,200	539,172
		138,907,371
Diversified Financial Services — 2.9%
Ally Financial, Inc.	23,400	1,166,256
Apollo Global Management, Inc. (b)	18,700	1,163,140
Capital One Financial Corp.	28,600	4,424,134
The Charles Schwab Corp.	90,143	6,563,312

	Number of Shares	Value
Discover Financial Services	17,200	$2,034,588
LPL Financial Holdings, Inc.	5,000	674,900
OneMain Holdings, Inc.	7,600	455,316
Raymond James Financial, Inc.	8,500	1,104,150
SEI Investments Co.	9,000	557,730
Synchrony Financial	36,600	1,775,832
T. Rowe Price Group, Inc.	14,300	2,830,971
Visa, Inc. Class A	12,700	2,969,514
		25,719,843
Insurance — 6.5%
Aflac, Inc.	43,900	2,355,674
Alleghany Corp. (a)	900	600,363
The Allstate Corp.	19,000	2,478,360
American Financial Group, Inc.	5,400	673,488
American International Group, Inc.	141,956	6,757,105
Arch Capital Group Ltd. (a)	25,100	977,394
Assurant, Inc.	3,700	577,866
Chubb Ltd.	41,790	6,642,103
Cincinnati Financial Corp.	10,000	1,166,200
Equitable Holdings, Inc.	139,109	4,235,869
Everest Re Group Ltd.	2,900	730,829
First American Financial Corp.	5,700	355,395
Globe Life, Inc.	5,800	552,450
The Hartford Financial Services Group, Inc.	65,833	4,079,671
Lincoln National Corp.	12,100	760,364
Loews Corp.	22,786	1,245,255
Markel Corp. (a)	890	1,056,172
Marsh & McLennan Cos., Inc.	10,144	1,427,058
MetLife, Inc.	126,237	7,555,284
Old Republic International Corp.	13,000	323,830
Principal Financial Group, Inc.	17,200	1,086,868
The Progressive Corp.	36,700	3,604,307
Prudential Financial, Inc.	24,700	2,531,009
The Travelers Cos., Inc.	38,300	5,733,893
Voya Financial, Inc. (b)	8,300	510,450
W.R. Berkley Corp.	11,100	826,173
		58,843,430
Real Estate — 0.4%
CBRE Group, Inc. Class A (a)	26,900	2,306,137
Jones Lang LaSalle, Inc. (a)	4,100	801,386
		3,107,523
Real Estate Investment Trusts (REITS) — 1.6%
Alexandria Real Estate Equities, Inc.	3,619	658,441
Camden Property Trust	14,100	1,870,647
Equinix, Inc.	2,700	2,167,020
Equity LifeStyle Properties, Inc.	8,537	634,384
Prologis, Inc.	52,317	6,253,451

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Welltower, Inc.	36,458	$3,029,660
Weyerhaeuser Co.	5,254	180,843
		14,794,446
		241,372,613
Industrial — 11.6%
Aerospace & Defense — 0.8%
General Dynamics Corp.	23,100	4,348,806
L3 Harris Technologies, Inc.	11,600	2,507,340
		6,856,146
Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	11,200	1,115,632
Martin Marietta Materials, Inc.	1,664	585,412
Masco Corp.	21,100	1,243,001
Owens Corning	8,700	851,730
Vulcan Materials Co.	1,403	244,220
		4,039,995
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	32,600	3,137,424
Schneider Electric SE	5,266	828,945
		3,966,369
Electronics — 1.4%
Agilent Technologies, Inc.	23,278	3,440,721
Arrow Electronics, Inc. (a)	6,000	682,980
Fortive Corp.	12,400	864,776
Honeywell International, Inc.	17,596	3,859,683
Hubbell, Inc.	15,278	2,854,541
Jabil, Inc.	12,100	703,252
Sensata Technologies Holding PLC (a)	8,800	510,136
		12,916,089
Engineering & Construction — 0.4%
Jacobs Engineering Group, Inc.	25,076	3,345,640
Environmental Controls — 0.1%
Pentair PLC	13,400	904,366
Republic Services, Inc.	164	18,042
		922,408
Hand & Machine Tools — 0.1%
Snap-on, Inc.	4,400	983,092
Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	20,047	4,362,829
Oshkosh Corp.	3,900	486,096
		4,848,925
Machinery – Diversified — 0.6%
AGCO Corp.	5,900	769,242
Deere & Co.	3,414	1,204,152
Dover Corp.	11,600	1,746,960

	Number of Shares	Value
Westinghouse Air Brake Technologies Corp.	15,300	$1,259,190
		4,979,544
Miscellaneous - Manufacturing — 2.9%
3M Co.	46,360	9,208,487
General Electric Co.	860,101	11,576,959
ITT, Inc.	6,900	631,971
Parker-Hannifin Corp.	7,100	2,180,481
Siemens AG Registered	9,309	1,475,010
Textron, Inc.	18,300	1,258,491
		26,331,399
Packaging & Containers — 1.6%
Amcor PLC	126,000	1,443,960
Berry Global Group, Inc. (a)	7,100	463,062
Crown Holdings, Inc.	10,800	1,103,868
Packaging Corp. of America	31,726	4,296,335
Sealed Air Corp.	12,500	740,625
Sonoco Products Co.	5,300	354,570
WestRock Co.	119,770	6,374,159
		14,776,579
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,300	484,725
Transportation — 2.3%
CSX Corp.	36,489	1,170,567
Expeditors International of Washington, Inc.	3,700	468,420
FedEx Corp.	8,454	2,522,082
Norfolk Southern Corp.	14,617	3,879,498
Union Pacific Corp.	4,147	912,050
United Parcel Service, Inc. Class B	54,984	11,435,022
		20,387,639
		104,838,550
Technology — 12.0%
Computers — 1.6%
Apple, Inc.	3,500	479,360
Genpact Ltd.	15,200	690,536
Hewlett Packard Enterprise Co.	103,800	1,513,404
HP, Inc.	103,500	3,124,665
International Business Machines Corp.	50,600	7,417,454
NetApp, Inc.	17,800	1,456,396
		14,681,815
Semiconductors — 6.3%
Analog Devices, Inc.	20,100	3,460,416
Applied Materials, Inc.	56,817	8,090,741
ASML Holding NV	3,270	2,259,047
Broadcom, Inc.	29,761	14,191,235
Intel Corp.	171,900	9,650,466

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KLA Corp.	6,629	$2,149,188
Microchip Technology, Inc.	7,800	1,167,972
Micron Technology, Inc. (a)	60,400	5,132,792
MKS Instruments, Inc.	3,200	569,440
NXP Semiconductor NV	15,927	3,276,503
Qorvo, Inc. (a)	6,300	1,232,595
QUALCOMM, Inc.	17,813	2,546,012
Skyworks Solutions, Inc.	7,000	1,342,250
Texas Instruments, Inc.	6,161	1,184,760
		56,253,417
Software — 4.1%
Citrix Systems, Inc.	6,200	727,074
Fiserv, Inc. (a)	18,359	1,962,394
Microsoft Corp.	52,967	14,348,760
Oracle Corp.	236,200	18,385,808
salesforce.com, Inc. (a)	5,400	1,319,058
		36,743,094
		107,678,326
Utilities — 3.2%
Electric — 3.1%
AES Corp.	82,075	2,139,695
Ameren Corp.	2,201	176,168
CMS Energy Corp.	2,446	144,510
Dominion Energy, Inc.	11,436	841,347
Evergy, Inc.	24,200	1,462,406
Exelon Corp.	78,400	3,473,904
FirstEnergy Corp.	33,900	1,261,419
NextEra Energy, Inc.	38,301	2,806,697
Pinnacle West Capital Corp.	4,800	393,456
Public Service Enterprise Group, Inc.	56,280	3,362,167
Sempra Energy	41,197	5,457,779
The Southern Co.	102,126	6,179,644
WEC Energy Group, Inc.	3,252	289,265
		27,988,457
Gas — 0.1%
UGI Corp.	16,700	773,377
		28,761,834

TOTAL COMMON STOCK (Cost $640,969,524)		887,184,363

PREFERRED STOCK — 0.1%
Utilities — 0.1%
Electric — 0.1%
AES Corp. Convertible 6.875% (b)	6,246	671,882

	Number of Shares	Value
The Southern Co. Convertible 6.750%	7,930	$401,496
		1,073,378

TOTAL PREFERRED STOCK (Cost $1,021,100)		1,073,378

TOTAL EQUITIES (Cost $641,990,624)		888,257,741

MUTUAL FUNDS — 1.2%
Diversified Financial Services — 1.2%
iShares Russell 1000 Value ETF	50,539	8,016,496
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,476,928	2,476,928
		10,493,424

TOTAL MUTUAL FUNDS (Cost $9,845,528)		10,493,424

TOTAL LONG-TERM INVESTMENTS (Cost $651,836,152)		898,751,165

SHORT-TERM INVESTMENTS — 0.7%
Mutual Fund — 0.1%
T. Rowe Price Government Reserve Investment Fund	888,189	888,189

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$5,239,347	5,239,347

TOTAL SHORT-TERM INVESTMENTS (Cost $6,127,536)		6,127,536

TOTAL INVESTMENTS — 100.5% (Cost $657,963,688) (e)		904,878,701

Other Assets/(Liabilities) — (0.5)%		(4,449,014)

NET ASSETS — 100.0%		$900,429,687

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $5,335,348 or 0.59% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,994,447 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $5,239,347. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $5,344,237.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Momentum Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%
COMMON STOCK — 100.0%
Basic Materials — 1.8%
Chemicals — 0.7%
Albemarle Corp.	639	$107,646
DuPont de Nemours, Inc.	2,164	167,515
Eastman Chemical Co.	439	51,254
		326,415
Mining — 1.1%
Freeport-McMoRan, Inc.	9,015	334,547
Newmont Corp.	2,343	148,499
		483,046
		809,461
Communications — 13.5%
Internet — 12.6%
Amazon.com, Inc. (a)	1,164	4,004,346
eBay, Inc.	3,816	267,921
Etsy, Inc. (a)	922	189,785
F5 Networks, Inc. (a)	300	55,998
Netflix, Inc. (a)	1,726	911,691
NortonLifeLock, Inc.	1,860	50,629
Twitter, Inc. (a)	2,652	182,484
		5,662,854
Media — 0.1%
News Corp. Class A	1,319	33,990
Telecommunications — 0.8%
T-Mobile US, Inc. (a)	2,754	398,862
		6,095,706
Consumer, Cyclical — 16.3%
Apparel — 1.5%
NIKE, Inc. Class B	4,450	687,481
Auto Manufacturers — 9.1%
Cummins, Inc.	594	144,823
General Motors Co. (a)	4,099	242,538
PACCAR, Inc.	966	86,215
Tesla, Inc. (a)	5,331	3,623,481
		4,097,057
Auto Parts & Equipment — 0.3%
Aptiv PLC (a)	837	131,685
Distribution & Wholesale — 0.4%
Fastenal Co.	1,890	98,280
Pool Corp.	176	80,724
		179,004
Retail — 5.0%
Chipotle Mexican Grill, Inc. (a)	133	206,195
Costco Wholesale Corp.	1,199	474,408

	Number of Shares	Value
Dollar General Corp.	812	$175,709
Domino’s Pizza, Inc.	112	52,247
L Brands, Inc.	722	52,027
Lowe’s Cos., Inc.	2,457	476,584
Target Corp.	2,848	688,476
Tractor Supply Co.	533	99,170
		2,224,816
		7,320,043
Consumer, Non-cyclical — 19.8%
Beverages — 0.3%
Monster Beverage Corp. (a)	1,174	107,245
Biotechnology — 1.2%
Bio-Rad Laboratories, Inc. Class A (a)	102	65,717
Illumina, Inc. (a)	533	252,221
Regeneron Pharmaceuticals, Inc. (a)	420	234,587
		552,525
Commercial Services — 5.3%
MarketAxess Holdings, Inc.	147	68,147
PayPal Holdings, Inc. (a)	7,331	2,136,840
Quanta Services, Inc.	730	66,116
Rollins, Inc.	874	29,891
United Rentals, Inc. (a)	291	92,832
		2,393,826
Food — 0.2%
The Kroger Co.	2,573	98,572
Health Care – Products — 8.8%
Abbott Laboratories	6,932	803,627
ABIOMED, Inc. (a)	277	86,454
Align Technology, Inc. (a)	346	211,406
Danaher Corp.	2,991	802,665
Hologic, Inc. (a)	957	63,851
IDEXX Laboratories, Inc. (a)	502	317,038
Intuitive Surgical, Inc. (a)	341	313,597
PerkinElmer, Inc.	572	88,322
Thermo Fisher Scientific, Inc.	2,144	1,081,584
West Pharmaceutical Services, Inc.	526	188,887
		3,957,431
Health Care – Services — 0.3%
Catalent, Inc. (a)	924	99,903
DaVita, Inc. (a)	288	34,684
		134,587
Household Products & Wares — 0.2%
The Clorox Co.	482	86,717
Pharmaceuticals — 3.5%
AbbVie, Inc.	6,106	687,780
DexCom, Inc. (a)	347	148,169

The accompanying notes are an integral part of the financial statements.

MML Equity Momentum Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co.	3,212	$737,218
		1,573,167
		8,904,070
Energy — 0.4%
Energy – Alternate Sources — 0.4%
Enphase Energy, Inc. (a)	943	173,163
Financial — 0.7%
Banks — 0.3%
SVB Financial Group (a)	224	124,640
Real Estate Investment Trusts (REITS) — 0.4%
Equinix, Inc.	245	196,637
		321,277
Industrial — 7.5%
Building Materials — 0.7%
Carrier Global Corp.	5,973	290,288
Electronics — 1.2%
Agilent Technologies, Inc.	1,329	196,439
Keysight Technologies, Inc. (a)	771	119,050
Mettler-Toledo International, Inc. (a)	105	145,461
Trimble, Inc. (a)	914	74,793
		535,743
Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	1,906	414,803
Machinery – Diversified — 1.9%
Deere & Co.	1,840	648,986
Otis Worldwide Corp.	1,433	117,177
Rockwell Automation, Inc.	312	89,238
		855,401
Miscellaneous - Manufacturing — 0.3%
Trane Technologies PLC	809	148,969
Packaging & Containers — 0.1%
Packaging Corp. of America	342	46,314
Transportation — 2.4%
FedEx Corp.	1,034	308,473
Old Dominion Freight Line, Inc.	386	97,967
United Parcel Service, Inc. Class B	3,227	671,119
		1,077,559
		3,369,077
Technology — 40.0%
Computers — 9.0%
Apple, Inc.	29,698	4,067,438
Office & Business Equipment — 0.3%
Zebra Technologies Corp. Class A (a)	231	122,312
Semiconductors — 17.2%
Advanced Micro Devices, Inc. (a)	5,491	515,770
Applied Materials, Inc.	3,672	522,893

	Number of Shares	Value
Broadcom, Inc.	1,548	$738,148
IPG Photonics Corp. (a)	170	35,831
KLA Corp.	637	206,522
Lam Research Corp.	518	337,063
Micron Technology, Inc. (a)	3,539	300,744
Monolithic Power Systems, Inc.	239	89,254
NVIDIA Corp.	3,983	3,186,798
Qorvo, Inc. (a)	434	84,912
QUALCOMM, Inc.	6,120	874,732
Skyworks Solutions, Inc.	562	107,763
Teradyne, Inc.	761	101,944
Texas Instruments, Inc.	3,206	616,514
		7,718,888
Software — 13.5%
Activision Blizzard, Inc.	3,712	354,273
Autodesk, Inc. (a)	680	198,492
Cadence Design Systems, Inc. (a)	1,555	212,755
Electronic Arts, Inc.	962	138,364
Microsoft Corp.	15,498	4,198,408
MSCI, Inc.	245	130,605
ServiceNow, Inc. (a)	812	446,235
Synopsys, Inc. (a)	837	230,836
Take-Two Interactive Software, Inc. (a)	552	97,715
Tyler Technologies, Inc. (a)	129	58,356
		6,066,039
		17,974,677

TOTAL COMMON STOCK (Cost $38,629,064)		44,967,474

TOTAL EQUITIES (Cost $38,629,064)		44,967,474

TOTAL LONG-TERM INVESTMENTS (Cost $38,629,064)		44,967,474

TOTAL INVESTMENTS — 100.0% (Cost $38,629,064) (b)		44,967,474

Other Assets/(Liabilities) — (0.0)%		(3,695)

NET ASSETS — 100.0%		$44,963,779

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%
COMMON STOCK — 100.0%
Basic Materials — 6.6%
Chemicals — 3.7%
Air Products & Chemicals, Inc.	41	$11,795
Albemarle Corp.	730	122,976
Axalta Coating Systems Ltd. (a)	833	25,398
Celanese Corp.	1,417	214,817
CF Industries Holdings, Inc.	2,438	125,435
The Chemours Co.	4,117	143,272
Dow, Inc.	2,225	140,798
DuPont de Nemours, Inc.	646	50,007
Eastman Chemical Co.	1,298	151,541
Element Solutions, Inc.	3,289	76,897
Huntsman Corp.	2,535	67,228
LyondellBasell Industries NV Class A	1,167	120,049
The Mosaic Co.	8,080	257,833
Olin Corp.	945	43,716
PPG Industries, Inc.	615	104,409
RPM International, Inc.	172	15,253
The Sherwin-Williams Co.	107	29,152
Valvoline, Inc.	2,051	66,575
W.R. Grace & Co.	164	11,336
Westlake Chemical Corp.	445	40,090
		1,818,577
Forest Products & Paper — 0.5%
International Paper Co.	3,873	237,454
Iron & Steel — 1.7%
Cleveland-Cliffs, Inc. (a)	3,590	77,400
Nucor Corp.	3,084	295,848
Reliance Steel & Aluminum Co.	876	132,189
Steel Dynamics, Inc.	4,223	251,691
United States Steel Corp.	3,328	79,872
		837,000
Mining — 0.7%
Alcoa Corp. (a)	4,672	172,116
Freeport-McMoRan, Inc.	3,179	117,973
Newmont Corp.	294	18,634
Southern Copper Corp.	155	9,969
		318,692
		3,211,723
Communications — 5.3%
Advertising — 0.8%
The Interpublic Group of Cos., Inc.	7,953	258,393
Omnicom Group, Inc.	1,543	123,425
The Trade Desk, Inc. Class A (a)	209	16,168
		397,986

	Number of Shares	Value
Internet — 2.4%
Alphabet, Inc. Class A (a)	4	$9,767
Alphabet, Inc. Class C (a)	5	12,532
CDW Corp./DE	703	122,779
eBay, Inc.	488	34,262
Etsy, Inc. (a)	418	86,041
F5 Networks, Inc. (a)	191	35,652
FireEye, Inc. (a)	1,080	21,838
IAC/InterActiveCorp (a)	1,287	198,417
Match Group, Inc. (a)	303	48,859
NortonLifeLock, Inc.	1,037	28,227
Opendoor Technologies, Inc. (a)	593	10,514
Palo Alto Networks, Inc. (a)	146	54,173
Pinterest, Inc. Class A (a)	1,956	154,426
Proofpoint, Inc. (a)	195	33,883
Roku, Inc. (a)	214	98,279
Twitter, Inc. (a)	736	50,644
Vimeo, Inc. (a)	360	17,640
Wayfair, Inc. Class A (a) (b)	132	41,674
Zendesk, Inc. (a)	314	45,323
Zillow Group, Inc. Class A (a)	116	14,213
Zillow Group, Inc. Class C Class C (a) (b)	276	33,733
		1,152,876
Media — 1.3%
Altice USA, Inc. Class A (a)	1,805	61,623
Comcast Corp. Class A	190	10,834
Discovery, Inc. Class A (a)	699	21,445
Discovery, Inc. Class C (a)	1,565	45,354
DISH Network Corp. Class A (a)	474	19,813
Fox Corp. Class A	658	24,432
News Corp. Class A	2,275	58,627
News Corp. Class B	687	16,728
Nexstar Media Group, Inc. Class A	868	128,360
ViacomCBS, Inc. Class B	5,642	255,018
		642,234
Telecommunications — 0.8%
Arista Networks, Inc. (a)	87	31,521
CommScope Holding Co., Inc. (a)	3,995	85,133
Corning, Inc.	2,990	122,291
Lumen Technologies, Inc.	6,728	91,434
Motorola Solutions, Inc.	198	42,936
		373,315
		2,566,411
Consumer, Cyclical — 16.5%
Apparel — 1.3%
Capri Holdings Ltd. (a)	2,852	163,106
Deckers Outdoor Corp. (a)	255	97,938

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hanesbrands, Inc.	4,964	$92,678
PVH Corp. (a)	734	78,971
Ralph Lauren Corp.	366	43,118
Skechers U.S.A., Inc. Class A (a)	605	30,147
Tapestry, Inc. (a)	1,863	81,003
Under Armour, Inc. Class A (a)	1,264	26,734
Under Armour, Inc. Class C (a)	1,261	23,417
VF Corp.	130	10,665
		647,777
Auto Manufacturers — 1.5%
Cummins, Inc.	318	77,532
Ford Motor Co. (a)	23,859	354,545
General Motors Co. (a)	4,350	257,389
PACCAR, Inc.	305	27,221
		716,687
Auto Parts & Equipment — 0.8%
Allison Transmission Holdings, Inc.	266	10,571
Aptiv PLC (a)	863	135,776
BorgWarner, Inc.	1,454	70,577
Gentex Corp.	408	13,501
Lear Corp.	775	135,842
		366,267
Distribution & Wholesale — 1.2%
Copart, Inc. (a)	233	30,716
Fastenal Co.	288	14,976
IAA, Inc. (a)	321	17,507
LKQ Corp. (a)	4,590	225,920
Pool Corp.	123	56,415
SiteOne Landscape Supply, Inc. (a)	223	37,745
Univar Solutions, Inc. (a)	2,104	51,296
W.W. Grainger, Inc.	138	60,444
Watsco, Inc.	244	69,940
		564,959
Entertainment — 0.4%
Caesars Entertainment, Inc. (a)	150	15,562
Churchill Downs, Inc.	56	11,103
Marriott Vacations Worldwide Corp. (a)	274	43,648
Penn National Gaming, Inc. (a)	757	57,903
Vail Resorts, Inc. (a)	175	55,391
		183,607
Food Services — 0.1%
Aramark	1,525	56,806
Home Builders — 1.2%
D.R. Horton, Inc.	1,250	112,962
Lennar Corp. Class A	1,265	125,678
NVR, Inc. (a)	8	39,786

	Number of Shares	Value
PulteGroup, Inc.	2,430	$132,605
Toll Brothers, Inc.	2,675	154,642
		565,673
Home Furnishing — 1.0%
Dolby Laboratories, Inc. Class A	321	31,551
Leggett & Platt, Inc.	1,423	73,726
Tempur Sealy International, Inc.	3,991	156,407
Whirlpool Corp.	1,146	249,851
		511,535
Housewares — 0.3%
Newell Brands, Inc.	4,204	115,484
The Scotts Miracle-Gro Co.	292	56,041
		171,525
Leisure Time — 1.0%
Brunswick Corp.	1,016	101,214
Harley-Davidson, Inc.	3,406	156,063
Peloton Interactive, Inc. Class A (a)	566	70,195
Polaris, Inc.	284	38,897
YETI Holdings, Inc. (a)	1,140	104,675
		471,044
Lodging — 0.4%
Boyd Gaming Corp. (a)	967	59,461
Hilton Worldwide Holdings, Inc. (a)	179	21,591
Marriott International, Inc. Class A (a)	156	21,297
MGM Resorts International	331	14,117
Travel + Leisure Co.	1,003	59,628
Wyndham Hotels & Resorts, Inc.	226	16,338
		192,432
Retail — 6.5%
Advance Auto Parts, Inc.	199	40,823
AutoNation, Inc. (a)	1,270	120,409
AutoZone, Inc. (a)	22	32,829
Best Buy Co., Inc.	733	84,280
Burlington Stores, Inc. (a)	96	30,911
CarMax, Inc. (a)	237	30,609
Carvana Co. (a) (b)	183	55,233
Casey’s General Stores, Inc.	196	38,149
Chipotle Mexican Grill, Inc. (a)	9	13,953
Costco Wholesale Corp.	34	13,453
Darden Restaurants, Inc.	962	140,442
Dick’s Sporting Goods, Inc. (b)	1,573	157,599
Dollar Tree, Inc. (a)	263	26,168
Five Below, Inc. (a)	259	50,057
Floor & Decor Holdings, Inc. Class A (a)	642	67,859
Foot Locker, Inc.	2,245	138,359
Freshpet, Inc. (a)	204	33,244
GameStop Corp. Class A (a)	387	82,872

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Gap, Inc.	2,786	$93,749
Genuine Parts Co.	702	88,782
Kohl’s Corp.	3,917	215,866
L Brands, Inc.	4,501	324,342
Lithia Motors, Inc.	724	248,795
Lowe’s Cos., Inc.	155	30,065
MSC Industrial Direct Co., Inc. Class A	267	23,958
Nordstrom, Inc. (a)	780	28,525
O’Reilly Automotive, Inc. (a)	48	27,178
Penske Automotive Group, Inc.	796	60,090
Petco Health & Wellness Co., Inc. (a)	561	12,572
Qurate Retail, Inc. Class A	9,298	121,711
RH (a)	192	130,368
Ross Stores, Inc.	134	16,616
Starbucks Corp.	109	12,187
Target Corp.	631	152,538
The TJX Cos., Inc.	188	12,675
Tractor Supply Co.	317	58,981
Ulta Beauty, Inc. (a)	114	39,418
Walgreens Boots Alliance, Inc.	591	31,093
Williams-Sonoma, Inc.	1,315	209,940
Yum China Holdings, Inc.	243	16,099
Yum! Brands, Inc.	191	21,971
		3,134,768
Textiles — 0.5%
Mohawk Industries, Inc. (a)	1,274	244,850
Toys, Games & Hobbies — 0.3%
Hasbro, Inc.	279	26,371
Mattel, Inc. (a)	6,222	125,062
		151,433
		7,979,363
Consumer, Non-cyclical — 12.0%
Agriculture — 1.2%
Altria Group, Inc.	368	17,546
Archer-Daniels-Midland Co.	2,459	149,016
Bunge Ltd.	3,018	235,857
Darling Ingredients, Inc. (a)	2,754	185,895
Philip Morris International, Inc.	175	17,344
		605,658
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	60	61,248
Constellation Brands, Inc. Class A	94	21,985
Molson Coors Beverage Co. Class B (a)	762	40,912
		124,145
Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (a)	258	47,397

	Number of Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	48	$30,926
Corteva, Inc.	2,341	103,824
Horizon Therapeutics PLC (a)	940	88,022
Maravai LifeSciences Holdings, Inc. Class A (a)	284	11,851
Moderna, Inc. (a)	283	66,499
Novavax, Inc. (a)	191	40,551
Sage Therapeutics, Inc. (a)	1,285	73,001
United Therapeutics Corp. (a)	363	65,126
		527,197
Commercial Services — 3.4%
AMERCO	160	94,304
Automatic Data Processing, Inc.	73	14,499
Cintas Corp.	46	17,572
Equifax, Inc.	113	27,065
Euronet Worldwide, Inc. (a)	172	23,280
FTI Consulting, Inc. (a)	112	15,300
Gartner, Inc. (a)	880	213,136
H&R Block, Inc.	1,732	40,667
IHS Markit Ltd.	270	30,418
ManpowerGroup, Inc.	1,148	136,509
Morningstar, Inc.	77	19,798
Nielsen Holdings PLC	5,485	135,315
Paysafe Ltd. (a)	1,540	18,649
Quanta Services, Inc.	3,462	313,553
Robert Half International, Inc.	1,239	110,234
Service Corp. International	503	26,956
Shift4 Payments, Inc. Class A (a)	370	34,676
Square, Inc. Class A (a)	218	53,148
StoneCo Ltd. Class A (a)	394	26,422
Terminix Global Holdings, Inc. (a)	346	16,508
United Rentals, Inc. (a)	847	270,202
		1,638,211
Cosmetics & Personal Care — 0.1%
The Estee Lauder Cos., Inc. Class A	111	35,307
Food — 1.0%
Albertsons Cos., Inc. Class A (b)	1,439	28,291
Conagra Brands, Inc.	375	13,643
The Hershey Co.	172	29,959
The J.M. Smucker Co.	229	29,672
The Kraft Heinz Co.	403	16,434
The Kroger Co.	468	17,929
Lamb Weston Holdings, Inc.	153	12,341
Post Holdings, Inc. (a)	138	14,969
Sysco Corp.	1,077	83,737
Tyson Foods, Inc. Class A	519	38,281
US Foods Holding Corp. (a)	4,973	190,764
		476,020

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 1.7%
10X Genomics, Inc. Class A (a)	94	$18,407
Align Technology, Inc. (a)	210	128,310
Avantor, Inc. (a)	2,977	105,713
Bio-Techne Corp.	91	40,974
Bruker Corp.	496	37,686
The Cooper Cos., Inc.	29	11,492
Dentsply Sirona, Inc.	559	35,363
Edwards Lifesciences Corp. (a)	114	11,807
Envista Holdings Corp. (a)	2,130	92,037
Globus Medical, Inc. Class A (a)	185	14,343
Henry Schein, Inc. (a)	343	25,447
IDEXX Laboratories, Inc. (a)	80	50,524
Integra LifeSciences Holdings Corp. (a)	202	13,785
Natera, Inc. (a)	146	16,576
Novocure Ltd. (a)	376	83,404
PerkinElmer, Inc.	330	50,955
Repligen Corp. (a)	102	20,361
Steris PLC	60	12,378
Stryker Corp.	48	12,467
West Pharmaceutical Services, Inc.	92	33,037
Zimmer Biomet Holdings, Inc.	94	15,117
		830,183
Health Care – Services — 2.3%
Acadia Healthcare Co., Inc. (a)	634	39,783
Amedisys, Inc. (a)	44	10,777
Anthem, Inc.	160	61,088
Catalent, Inc. (a)	202	21,840
Centene Corp. (a)	213	15,534
Charles River Laboratories International, Inc. (a)	275	101,728
DaVita, Inc. (a)	560	67,441
Encompass Health Corp.	328	25,594
HCA Healthcare, Inc.	1,023	211,495
Humana, Inc.	40	17,709
IQVIA Holdings, Inc. (a)	331	80,208
Laboratory Corp. of America Holdings (a)	523	144,270
Molina Healthcare, Inc. (a)	271	68,579
PPD, Inc. (a)	617	28,438
Quest Diagnostics, Inc.	188	24,810
Syneos Health, Inc. (a)	611	54,678
Universal Health Services, Inc. Class B	856	125,344
		1,099,316
Household Products & Wares — 0.5%
Avery Dennison Corp.	651	136,866

	Number of Shares	Value
Spectrum Brands Holdings, Inc.	1,048	$89,122
		225,988
Pharmaceuticals — 0.5%
Cigna Corp.	160	37,931
CVS Health Corp.	503	41,970
Elanco Animal Health, Inc. (a)	497	17,241
Herbalife Nutrition Ltd. (a)	192	10,124
Jazz Pharmaceuticals PLC (a)	340	60,398
McKesson Corp.	170	32,511
Organon & Co. (a)	2,340	70,808
		270,983
		5,833,008
Energy — 3.0%
Energy – Alternate Sources — 0.5%
Enphase Energy, Inc. (a)	631	115,871
First Solar, Inc. (a)	438	39,643
Plug Power, Inc. (a)	910	31,113
Sunrun, Inc. (a)	605	33,747
		220,374
Oil & Gas — 1.3%
APA Corp.	1,371	29,655
Cimarex Energy Co.	610	44,195
Continental Resources, Inc.	411	15,630
Devon Energy Corp.	1,155	33,714
Diamondback Energy, Inc.	348	32,674
EOG Resources, Inc.	762	63,581
EQT Corp. (a)	3,012	67,047
Marathon Oil Corp.	4,085	55,638
Marathon Petroleum Corp.	1,396	84,346
Occidental Petroleum Corp.	576	18,012
Phillips 66	148	12,701
Pioneer Natural Resources Co.	336	54,607
Texas Pacific Land Corp.	46	73,588
Valero Energy Corp.	374	29,202
		614,590
Oil & Gas Services — 0.2%
Baker Hughes Co.	989	22,619
Halliburton Co.	2,410	55,719
Nov, Inc. (a)	1,098	16,821
Schlumberger NV	730	23,367
		118,526
Pipelines — 1.0%
Antero Midstream Corp.	6,413	66,631
Cheniere Energy, Inc. (a)	1,035	89,776
Kinder Morgan, Inc.	899	16,389
ONEOK, Inc.	2,266	126,080
Targa Resources Corp.	3,381	150,285

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	1,861	$49,410
		498,571
		1,452,061
Financial — 24.0%
Banks — 6.1%
Bank of America Corp.	298	12,286
Bank of Hawaii Corp.	172	14,486
The Bank of New York Mellon Corp.	700	35,861
Bank OZK	1,848	77,912
Citizens Financial Group, Inc.	2,955	135,546
Comerica, Inc.	2,154	153,666
Commerce Bancshares, Inc.	214	15,956
Cullen/Frost Bankers, Inc.	362	40,544
East West Bancorp, Inc.	1,997	143,165
F.N.B. Corp.	4,472	55,140
Fifth Third Bancorp	3,647	139,425
First Citizens BancShares, Inc. Class A	99	82,441
First Hawaiian, Inc.	1,153	32,676
First Horizon Corp.	6,406	110,696
First Republic Bank	323	60,456
The Goldman Sachs Group, Inc.	83	31,501
Huntington Bancshares, Inc.	3,973	56,695
KeyCorp	6,682	137,983
M&T Bank Corp.	347	50,423
Morgan Stanley	564	51,713
Northern Trust Corp.	460	53,185
PacWest Bancorp	416	17,123
Pinnacle Financial Partners, Inc.	1,177	103,917
The PNC Financial Services Group, Inc.	456	86,987
Popular, Inc.	2,090	156,854
Prosperity Bancshares, Inc.	167	11,991
Regions Financial Corp.	8,968	180,974
Signature Bank	668	164,094
State Street Corp.	508	41,798
SVB Financial Group (a)	310	172,493
Synovus Financial Corp.	2,049	89,910
Truist Financial Corp.	1,046	58,053
US Bancorp	756	43,069
Webster Financial Corp.	1,528	81,503
Wells Fargo & Co.	364	16,486
Western Alliance Bancorp	1,650	153,202
Wintrust Financial Corp.	239	18,076
Zions Bancorp NA	1,352	71,467
		2,959,753
Diversified Financial Services — 7.5%
Affiliated Managers Group, Inc.	1,007	155,289
Air Lease Corp.	1,174	49,003

	Number of Shares	Value
Alliance Data Systems Corp.	1,258	$131,071
Ally Financial, Inc.	7,089	353,316
American Express Co.	160	26,437
Ameriprise Financial, Inc.	713	177,451
BlackRock, Inc.	24	20,999
Capital One Financial Corp.	2,028	313,711
The Charles Schwab Corp.	574	41,793
Discover Financial Services	2,650	313,468
Evercore, Inc. Class A	1,001	140,911
Franklin Resources, Inc.	1,298	41,523
Interactive Brokers Group, Inc. Class A	1,011	66,453
Invesco Ltd.	6,607	176,605
Janus Henderson Group PLC	2,352	91,281
Jefferies Financial Group, Inc.	5,473	187,177
Lazard Ltd. Class A	1,186	53,666
LPL Financial Holdings, Inc.	964	130,121
Nasdaq, Inc.	116	20,393
OneMain Holdings, Inc.	2,215	132,701
Raymond James Financial, Inc.	1,556	202,124
Santander Consumer USA Holdings, Inc.	1,386	50,340
SLM Corp.	7,965	166,787
Stifel Financial Corp.	2,552	165,523
Synchrony Financial	7,607	369,092
T. Rowe Price Group, Inc.	256	50,680
The Western Union Co.	502	11,531
		3,639,446
Insurance — 6.1%
Aflac, Inc.	2,128	114,188
Alleghany Corp. (a)	74	49,363
The Allstate Corp.	480	62,611
American Financial Group, Inc.	1,697	211,650
American International Group, Inc.	518	24,657
Aon PLC Class A	81	19,340
Arch Capital Group Ltd. (a)	1,116	43,457
Arthur J Gallagher & Co.	377	52,810
Assurant, Inc.	461	71,999
Assured Guaranty Ltd.	1,820	86,414
Athene Holding Ltd. Class A (a)	2,181	147,217
Berkshire Hathaway, Inc. Class B (a)	50	13,896
Brighthouse Financial, Inc. (a)	872	39,711
Brown & Brown, Inc.	215	11,425
Chubb Ltd.	154	24,477
Cincinnati Financial Corp.	1,600	186,592
Equitable Holdings, Inc.	1,530	46,588
Everest Re Group Ltd.	87	21,925
Fidelity National Financial, Inc.	1,794	77,967
First American Financial Corp.	419	26,125

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Globe Life, Inc.	397	$37,814
The Hanover Insurance Group, Inc.	199	26,992
The Hartford Financial Services Group, Inc.	2,561	158,705
Lincoln National Corp.	2,552	160,368
Loews Corp.	1,260	68,859
Markel Corp. (a)	27	32,041
Marsh & McLennan Cos., Inc.	118	16,600
Mercury General Corp.	385	25,006
MetLife, Inc.	2,662	159,321
MGIC Investment Corp.	6,180	84,048
Old Republic International Corp.	4,645	115,707
Primerica, Inc.	147	22,512
Principal Financial Group, Inc.	2,034	128,528
The Progressive Corp.	293	28,776
Prudential Financial, Inc.	1,933	198,075
Reinsurance Group of America, Inc.	537	61,218
The Travelers Cos., Inc.	355	53,147
Unum Group	5,099	144,812
Voya Financial, Inc.	632	38,868
W.R. Berkley Corp.	346	25,753
White Mountains Insurance Group Ltd.	14	16,072
Willis Towers Watson PLC	125	28,752
		2,964,386
Private Equity — 0.1%
The Blackstone Group, Inc.	360	34,970
KKR & Co., Inc.	427	25,296
		60,266
Real Estate — 1.0%
CBRE Group, Inc. Class A (a)	2,518	215,868
The Howard Hughes Corp. (a)	181	17,640
Jones Lang LaSalle, Inc. (a)	1,156	225,952
		459,460
Real Estate Investment Trusts (REITS) — 2.9%
AGNC Investment Corp.	2,444	41,279
American Homes 4 Rent Class A	375	14,569
Apartment Income REIT Corp.	361	17,122
AvalonBay Communities, Inc.	94	19,617
Boston Properties, Inc.	175	20,053
Brixmor Property Group, Inc.	2,681	61,368
Camden Property Trust	112	14,859
CubeSmart	925	42,846
Duke Realty Corp.	272	12,879
Equity Residential	211	16,247
Essex Property Trust, Inc.	50	15,001
Extra Space Storage, Inc.	332	54,388
Federal Realty Investment Trust	123	14,412

	Number of Shares	Value
First Industrial Realty Trust, Inc.	211	$11,021
Gaming and Leisure Properties, Inc.	236	10,934
Healthpeak Properties, Inc.	419	13,949
Invitation Homes, Inc.	310	11,560
Iron Mountain, Inc.	2,483	105,081
Kimco Realty Corp.	4,078	85,026
Lamar Advertising Co. Class A	206	21,511
Life Storage, Inc.	327	35,103
Mid-America Apartment Communities, Inc.	143	24,084
National Retail Properties, Inc.	271	12,704
New Residential Investment Corp.	1,501	15,896
Omega Healthcare Investors, Inc.	391	14,189
Public Storage	95	28,566
Rayonier, Inc.	503	18,073
Regency Centers Corp.	345	22,104
Simon Property Group, Inc.	1,005	131,132
SL Green Realty Corp. (b)	637	50,960
Spirit Realty Capital, Inc.	216	10,333
Starwood Property Trust, Inc.	4,221	110,464
STORE Capital Corp.	565	19,498
Ventas, Inc.	1,177	67,207
VEREIT, Inc.	503	23,103
VICI Properties, Inc. (b)	1,286	39,892
Weingarten Realty Investors	1,185	38,003
Welltower, Inc.	404	33,572
Weyerhaeuser Co.	2,294	78,959
		1,377,564
Savings & Loans — 0.3%
People’s United Financial, Inc.	3,834	65,715
Sterling Bancorp	4,003	99,234
		164,949
		11,625,824
Industrial — 18.5%
Aerospace & Defense — 0.4%
General Dynamics Corp.	105	19,767
HEICO Corp. Class A	80	9,935
Howmet Aerospace, Inc. (a)	3,521	121,369
L3 Harris Technologies, Inc.	66	14,266
Northrop Grumman Corp.	42	15,264
Teledyne Technologies, Inc. (a)	28	11,727
TransDigm Group, Inc. (a)	20	12,946
		205,274
Building Materials — 3.1%
Builders FirstSource, Inc. (a)	4,470	190,690
Carrier Global Corp.	5,010	243,486
Eagle Materials, Inc.	1,029	146,231
Fortune Brands Home & Security, Inc.	1,122	111,762

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson Controls International PLC	2,309	$158,467
Lennox International, Inc.	143	50,164
Louisiana-Pacific Corp.	2,573	155,126
Martin Marietta Materials, Inc.	280	98,507
Masco Corp.	405	23,859
MDU Resources Group, Inc.	2,834	88,818
Owens Corning	1,386	135,689
Trex Co., Inc. (a)	345	35,263
Vulcan Materials Co.	296	51,525
		1,489,587
Electrical Components & Equipment — 1.0%
Acuity Brands, Inc.	760	142,143
AMETEK, Inc.	331	44,188
ChargePoint Holdings, Inc. (a)	715	24,839
Emerson Electric Co.	634	61,016
Generac Holdings, Inc. (a)	413	171,457
Littelfuse, Inc.	121	30,830
Universal Display Corp.	82	18,231
		492,704
Electronics — 2.7%
Agilent Technologies, Inc.	218	32,223
Allegion PLC	137	19,084
Amphenol Corp. Class A	658	45,014
Arrow Electronics, Inc. (a)	1,837	209,106
Avnet, Inc.	2,481	99,439
Coherent, Inc. (a)	76	20,090
Fortive Corp.	283	19,736
Garmin Ltd.	203	29,362
Honeywell International, Inc.	97	21,277
Hubbell, Inc.	285	53,249
Jabil, Inc.	3,420	198,770
Keysight Technologies, Inc. (a)	122	18,838
Mettler-Toledo International, Inc. (a)	37	51,258
nVent Electric PLC	1,545	48,266
Sensata Technologies Holding PLC (a)	824	47,767
SYNNEX Corp.	1,042	126,874
Trimble, Inc. (a)	1,124	91,977
Vontier Corp.	1,542	50,238
Waters Corp. (a)	197	68,085
Woodward, Inc.	321	39,444
		1,290,097
Engineering & Construction — 0.9%
AECOM (a)	1,653	104,668
Jacobs Engineering Group, Inc.	779	103,934
MasTec, Inc. (a)	1,404	148,964
TopBuild Corp. (a)	275	54,390
		411,956

	Number of Shares	Value
Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	416	$38,746
Pentair PLC	1,552	104,744
Republic Services, Inc.	224	24,642
Stericycle, Inc. (a)	232	16,600
Waste Management, Inc.	207	29,003
		213,735
Hand & Machine Tools — 0.8%
Lincoln Electric Holdings, Inc.	335	44,123
MSA Safety, Inc.	157	25,996
Regal Beloit Corp.	525	70,093
Snap-on, Inc.	655	146,346
Stanley Black & Decker, Inc.	420	86,096
		372,654
Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	291	63,330
Oshkosh Corp.	990	123,394
Vertiv Holdings Co.	2,733	74,611
		261,335
Machinery – Diversified — 2.3%
AGCO Corp.	1,561	203,523
Cognex Corp.	178	14,961
Colfax Corp. (a)	847	38,801
Crane Co.	679	62,719
Curtiss-Wright Corp.	194	23,040
Deere & Co.	330	116,394
Dover Corp.	507	76,354
Flowserve Corp.	1,054	42,497
Gates Industrial Corp. PLC (a)	653	11,800
Graco, Inc.	526	39,818
IDEX Corp.	131	28,827
Ingersoll Rand, Inc. (a)	1,240	60,524
The Middleby Corp. (a)	854	147,964
Otis Worldwide Corp.	420	34,343
Rockwell Automation, Inc.	67	19,163
The Toro Co.	702	77,136
Westinghouse Air Brake Technologies Corp.	326	26,830
Xylem, Inc.	782	93,809
		1,118,503
Metal Fabricate & Hardware — 0.7%
Advanced Drainage Systems, Inc.	964	112,374
The Timken Co.	1,359	109,522
Valmont Industries, Inc.	527	124,398
		346,294

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous - Manufacturing — 1.9%
3M Co.	74	$14,699
A.O. Smith Corp.	640	46,118
Axon Enterprise, Inc. (a)	76	13,437
Carlisle Cos., Inc.	418	79,997
Donaldson Co., Inc.	333	21,156
Eaton Corp. PLC	532	78,832
General Electric Co.	6,751	90,868
Illinois Tool Works, Inc.	88	19,673
ITT, Inc.	624	57,152
Parker-Hannifin Corp.	373	114,552
Textron, Inc.	3,025	208,029
Trane Technologies PLC	820	150,995
		895,508
Packaging & Containers — 1.8%
Amcor PLC	1,598	18,313
AptarGroup, Inc.	184	25,915
Ardagh Group SA	459	11,255
Ball Corp.	193	15,637
Berry Global Group, Inc. (a)	1,601	104,417
Crown Holdings, Inc.	1,452	148,409
Graphic Packaging Holding Co.	1,194	21,659
Packaging Corp. of America	491	66,491
Sealed Air Corp.	2,565	151,976
Silgan Holdings, Inc.	516	21,414
Sonoco Products Co.	378	25,288
WestRock Co.	5,115	272,220
		882,994
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	84	17,703
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	269	25,197
CSX Corp.	960	30,797
Expeditors International of Washington, Inc.	817	103,432
FedEx Corp.	663	197,793
J.B. Hunt Transport Services, Inc.	272	44,322
Kansas City Southern	460	130,350
Landstar System, Inc.	265	41,875
Norfolk Southern Corp.	233	61,841
Old Dominion Freight Line, Inc.	157	39,847
Ryder System, Inc.	1,306	97,075
United Parcel Service, Inc. Class B	326	67,798
XPO Logistics, Inc. (a)	1,020	142,688
		983,015
		8,981,359

	Number of Shares	Value
Technology — 12.7%
Computers — 6.0%
Accenture PLC Class A	41	$12,086
Amdocs Ltd.	504	38,989
Apple, Inc.	136	18,627
Cognizant Technology Solutions Corp. Class A	840	58,178
Crowdstrike Holdings, Inc. Class A (a)	396	99,519
Dell Technologies C (a)	6,271	625,031
DXC Technology Co. (a)	6,348	247,191
EPAM Systems, Inc. (a)	281	143,580
Fortinet, Inc. (a)	230	54,784
Genpact Ltd.	332	15,083
Globant SA (a)	127	27,836
Hewlett Packard Enterprise Co.	19,931	290,594
HP, Inc.	19,306	582,848
International Business Machines Corp.	153	22,428
Leidos Holdings, Inc.	130	13,143
McAfee Corp. Class A	366	10,255
NCR Corp. (a)	3,188	145,405
NetApp, Inc.	3,839	314,107
Science Applications International Corp.	131	11,493
Western Digital Corp. (a)	1,989	141,557
Zscaler, Inc. (a)	108	23,334
		2,896,068
Office & Business Equipment — 0.4%
Xerox Holdings Corp.	3,074	72,208
Zebra Technologies Corp. Class A (a)	218	115,429
		187,637
Semiconductors — 3.6%
Advanced Micro Devices, Inc. (a)	292	27,428
Analog Devices, Inc.	151	25,996
Applied Materials, Inc.	871	124,030
Broadcom, Inc.	50	23,842
Brooks Automation, Inc.	1,022	97,376
Cirrus Logic, Inc. (a)	147	12,513
Cree, Inc. (a)	281	27,518
Entegris, Inc.	1,202	147,810
KLA Corp.	345	111,853
Lam Research Corp.	182	118,427
Marvell Technology, Inc.	421	24,557
Maxim Integrated Products, Inc.	959	101,040
Microchip Technology, Inc.	301	45,072
Micron Technology, Inc. (a)	1,108	94,158
MKS Instruments, Inc.	354	62,994
Monolithic Power Systems, Inc.	102	38,092
NXP Semiconductor NV	477	98,129

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ON Semiconductor Corp. (a)	6,262	$239,709
Qorvo, Inc. (a)	681	133,238
QUALCOMM, Inc.	226	32,302
Skyworks Solutions, Inc.	195	37,391
Teradyne, Inc.	610	81,716
Texas Instruments, Inc.	138	26,537
Xilinx, Inc.	186	26,903
		1,758,631
Software — 2.7%
Akamai Technologies, Inc. (a)	103	12,010
Aspen Technology, Inc. (a)	206	28,333
Atlassian Corp. PLC Class A (a)	55	14,127
Bentley Systems, Inc. Class B	372	24,098
Bill.com Holdings, Inc. (a)	191	34,987
Broadridge Financial Solutions, Inc.	94	15,184
Cadence Design Systems, Inc. (a)	200	27,364
CDK Global, Inc.	383	19,031
Change Healthcare, Inc. (a)	5,141	118,449
Cloudflare, Inc. Class A (a)	1,138	120,446
Concentrix Corp. (a)	470	75,576
Five9, Inc. (a)	264	48,415
HubSpot, Inc. (a)	234	136,356
Intuit, Inc.	57	27,940
Manhattan Associates, Inc. (a)	217	31,430
MongoDB, Inc. (a)	37	13,376
MSCI, Inc.	33	17,592
Nuance Communications, Inc. (a)	2,643	143,885
Oracle Corp.	160	12,454
Palantir Technologies, Inc. Class A (a)	734	19,348
Paychex, Inc.	245	26,289
PTC, Inc. (a)	465	65,686
SS&C Technologies Holdings, Inc	367	26,446
Synopsys, Inc. (a)	87	23,994
Take-Two Interactive Software, Inc. (a)	85	15,047
Teradata Corp. (a)	2,723	136,068
Twilio, Inc. Class A (a)	72	28,380
Unity Software, Inc. (a)	160	17,573
Workday, Inc. Class A (a)	56	13,369
		1,293,253
		6,135,589
Utilities — 1.4%
Electric — 1.3%
AES Corp.	10,097	263,229
Alliant Energy Corp.	235	13,104
Ameren Corp.	219	17,529
American Electric Power Co., Inc.	125	10,574

	Number of Shares	Value
Brookfield Renewable Corp. Class A	293	$12,288
CenterPoint Energy, Inc.	1,441	35,333
Consolidated Edison, Inc.	158	11,332
DTE Energy Co.	417	54,043
Duke Energy Corp.	213	21,027
Entergy Corp.	177	17,647
Exelon Corp.	625	27,694
Hawaiian Electric Industries, Inc.	284	12,007
Pinnacle West Capital Corp.	179	14,673
PPL Corp.	600	16,782
Public Service Enterprise Group, Inc.	590	35,247
Sempra Energy	126	16,692
The Southern Co.	300	18,153
		597,354
Gas — 0.1%
National Fuel Gas Co.	250	13,063
UGI Corp.	1,085	50,246
		63,309
Water — 0.0%
American Water Works Co., Inc.	89	13,717
		674,380

TOTAL COMMON STOCK (Cost $43,941,589)		48,459,718

TOTAL EQUITIES (Cost $43,941,589)		48,459,718

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	12,454	12,454

TOTAL MUTUAL FUNDS (Cost $12,454)		12,454

TOTAL LONG-TERM INVESTMENTS (Cost $43,954,043)		48,472,172

TOTAL INVESTMENTS — 100.0% (Cost $43,954,043) (d)		48,472,172

Other Assets/(Liabilities) — 0.0%		21,114

NET ASSETS — 100.0%		$48,493,286

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $330,287 or 0.68% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $324,586 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.5%
COMMON STOCK — 1.5%
Energy — 1.5%
Oil & Gas — 1.5%
Fieldwood Energy LLC (a)	3,193	$3
Fieldwood Energy LLC (a) (b) (c)	269	14,938
Fieldwood Energy LLC (a)	13,011	13
Tourmaline Oil Corp.	45,264	1,293,726
Tourmaline Oil Corp. (Escrow Shares) (a) (b) (c)	195,880	158,019
		1,466,699

TOTAL COMMON STOCK (Cost $1,206,007)		1,466,699

TOTAL EQUITIES (Cost $1,206,007)		1,466,699
	Principal Amount
BONDS & NOTES — 93.9%
BANK LOANS — 11.5%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.686% VRN 8/21/26	$467,432	455,942
Airlines — 0.9%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	506,512	527,659
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	314,575	318,420
		846,079
Chemicals — 0.7%
Consolidated Energy Finance, SA, Term Loan B, 1 mo. USD LIBOR + 2.500%
2.595% VRN 5/07/25	693,635	672,535
Commercial Services — 1.9%
CoreLogic, Inc., 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
7.000% VRN 4/13/29	355,114	356,889

	Principal Amount	Value
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/01/28	$627,323	$627,405
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
6.000% VRN 3/09/23	903,708	893,885
		1,878,179
Computers — 1.0%
Magenta Buyer LLC
2021 USD 1st Lien Term Loan,
0.000% 5/03/28 (d)	764,423	763,659
2021 USD 2nd Lien Term Loan,
0.000% 5/03/29 (d)	192,000	189,600
		953,259
Cosmetics & Personal Care — 0.1%
Hoffmaster Group, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 11/21/23	122,679	117,986
Entertainment — 0.3%
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%
3.500% VRN 2/01/24	259,676	258,094
Health Care – Services — 0.5%
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
4.345% - 4.345% VRN 7/09/25	471,000	470,609
Media — 0.4%
MSG National Properties LLC, Term Loan, 1 mo. USD LIBOR
0.000% FRN 11/12/25 (d)	354,041	364,662
Packaging & Containers — 0.1%
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. USD LIBOR + 3.000%
4.000% VRN 10/17/24	160,474	159,672
Retail — 0.5%
Great Outdoors Group LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
5.000% VRN 3/06/28	468,969	470,142
Software — 4.6%
Cvent, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
3.854% VRN 11/29/24	776,096	764,843

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Finastra USA, Inc.
USD 1st Lien Term Loan, 6 mo. USD LIBOR + 3.500%
4.500% VRN 6/13/24	$1,675,184	$1,647,794
USD 2nd Lien Term Loan, 6 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	1,400,000	1,413,482
Ivanti Software, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 4.750%
5.750% VRN 12/01/27	53,342	53,350
Renaissance Holding Corp., 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
7.104% VRN 5/29/26	539,037	538,498
		4,417,967

TOTAL BANK LOANS (Cost $10,799,467)		11,065,126

CORPORATE DEBT — 82.4%
Advertising — 1.3%
Clear Channel Outdoor Holdings, Inc.
7.750% 4/15/28 (e)	301,000	315,304
7.500% 6/01/29 (e)	250,000	258,834
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250% 1/15/29 (e)	141,000	141,881
Terrier Media Buyer, Inc.
8.875% 12/15/27 (e)	523,000	565,682
		1,281,701
Aerospace & Defense — 2.3%
TransDigm, Inc.
6.250% 3/15/26 (e)	316,000	333,380
8.000% 12/15/25 (e)	255,000	275,527
Triumph Group, Inc.
6.250% 9/15/24 (e)	306,000	310,590
7.750% 8/15/25	1,243,000	1,278,687
		2,198,184
Airlines — 1.9%
American Airlines, Inc.
11.750% 7/15/25 (e)	379,000	475,645
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (e)	535,000	566,431
5.750% 4/20/29 (e)	229,000	247,226
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (e)	265,000	291,765

	Principal Amount	Value
United Airlines, Inc.
4.375% 4/15/26 (e)	$122,000	$126,270
4.625% 4/15/29 (e)	121,000	125,235
		1,832,572
Auto Manufacturers — 4.2%
Ford Motor Co.
7.450% 7/16/31	472,000	620,680
9.000% 4/22/25	241,000	297,122
9.625% 4/22/30	726,000	1,041,810
Ford Motor Credit Co. LLC
4.125% 8/17/27	289,000	306,565
4.134% 8/04/25	200,000	213,748
4.542% 8/01/26	1,039,000	1,129,912
JB Poindexter & Co., Inc.
7.125% 4/15/26 (e)	435,000	460,012
		4,069,849
Auto Parts & Equipment — 0.7%
Adient Global Holdings Ltd.
4.875% 8/15/26 (e) (f)	170,000	174,969
Clarios Global LP/Clarios US Finance Co.
8.500% 5/15/27 (e)	467,000	509,124
		684,093
Biotechnology — 0.4%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (e) (f)	347,000	339,893
Building Materials — 0.0%
CP Atlas Buyer, Inc.
7.000% 12/01/28 (e)	38,000	39,378
Chemicals — 1.2%
CF Industries, Inc.
4.950% 6/01/43	63,000	74,472
5.375% 3/15/44	240,000	297,408
Consolidated Energy Finance SA
6.875% 6/15/25 (e)	815,000	830,216
		1,202,096
Coal — 2.2%
Coronado Finance Pty Ltd.
10.750% 5/15/26 (e)	274,000	291,810
Peabody Energy Corp.
8.500% 12/31/24 (e)	204,411	153,308
PIC AU Holdings LLC / PIC AU Holdings Corp.
10.000% 12/31/24 (e)	656,000	651,900
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.500% 6/15/25 (e)	492,000	510,967

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Warrior Met Coal, Inc.
8.000% 11/01/24 (e) (f)	$534,000	$542,010
		2,149,995
Commercial Services — 0.6%
Alta Equipment Group, Inc.
5.625% 4/15/26 (e)	60,000	61,570
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (e)	487,000	518,046
		579,616
Computers — 1.3%
Banff Merger Sub, Inc.
9.750% 9/01/26 (e)	466,000	490,465
Diebold Nixdorf, Inc.
9.375% 7/15/25 (e)	675,000	748,406
		1,238,871
Distribution & Wholesale — 1.2%
Core & Main Holdings LP
8.625% 9/15/24 (e)	155,000	158,100
Core & Main LP
6.125% 8/15/25 (e)	313,000	319,260
Resideo Funding, Inc.
6.125% 11/01/26 (e)	433,000	454,650
Univar Solutions USA, Inc.
5.125% 12/01/27 (e)	254,000	267,017
		1,199,027
Diversified Financial Services — 2.9%
Alliance Data Systems Corp.
7.000% 1/15/26 (e)	169,000	181,041
Aretec Escrow Issuer, Inc.
7.500% 4/01/29 (e)	199,000	204,473
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (e)	1,445,880	1,453,666
Midcap Financial Issuer Trust
6.500% 5/01/28 (e)	145,000	151,748
OneMain Finance Corp.
4.000% 9/15/30	169,000	167,256
5.375% 11/15/29	552,000	600,433
		2,758,617
Electric — 1.3%
FirstEnergy Corp.
5.350% STEP 7/15/47	186,000	223,013
PG&E Corp.
5.000% 7/01/28 (f)	567,000	573,305
Pike Corp.
5.500% 9/01/28 (e)	447,000	464,880
		1,261,198

	Principal Amount	Value
Electronics — 0.5%
Atkore, Inc.
4.250% 6/01/31 (e)	$347,000	$351,441
Imola Merger Corp.
4.750% 5/15/29 (e)	81,000	83,329
		434,770
Energy – Alternate Sources — 0.2%
Atlantica Sustainable Infrastructure PLC
4.125% 6/15/28 (e)	177,000	180,328
Engineering & Construction — 0.5%
Arcosa, Inc. Co.
4.375% 4/15/29 (e)	108,000	109,890
New Enterprise Stone & Lime Co., Inc.
9.750% 7/15/28 (e)	323,000	361,760
		471,650
Entertainment — 1.3%
Banijay Entertainment SASU
5.375% 3/01/25 (e)	241,000	248,832
Caesars Entertainment, Inc.
8.125% 7/01/27 (e)	443,000	492,705
CCM Merger, Inc.
6.375% 5/01/26 (e)	193,000	202,650
Live Nation Entertainment, Inc.
4.750% 10/15/27 (e)	81,000	84,038
Scientific Games International, Inc.
7.250% 11/15/29 (e)	151,000	170,328
8.625% 7/01/25 (e)	84,000	91,980
		1,290,533
Food — 3.8%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (e)	420,000	419,870
JBS USA LUX SA/JBS USA Finance, Inc.
6.750% 2/15/28 (e)	824,000	905,370
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (e)	826,000	923,782
6.500% 4/15/29 (e)	1,094,000	1,229,393
Simmons Foods, Inc. /Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc. /Simmons Feed
4.625% 3/01/29 (e)	161,000	162,399
		3,640,814
Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.750% 8/15/28 (e)	230,000	229,138

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 2.3%
AHP Health Partners, Inc.
5.750% 7/15/29 (e) (g)	$200,000	$202,750
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (e)	108,000	108,135
6.125% 4/01/30 (e)	213,000	216,195
Molina Healthcare, Inc.
4.375% 6/15/28 (e)	200,000	208,500
Radiology Partners, Inc.
9.250% 2/01/28 (e)	300,000	331,500
Tenet Healthcare Corp.
4.625% 7/15/24	400,000	405,880
4.625% 9/01/24 (e)	323,000	331,514
6.125% 10/01/28 (e)	350,000	373,380
		2,177,854
Home Builders — 2.2%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
4.875% 2/15/30 (e)	261,000	258,468
Empire Communities Corp.
7.000% 12/15/25 (e)	123,000	129,150
M/I Homes, Inc.
4.950% 2/01/28	368,000	383,916
Mattamy Group Corp.
4.625% 3/01/30 (e)	668,000	682,362
STL Holding Co. LLC
7.500% 2/15/26 (e)	440,000	463,100
TRI Pointe Group, Inc.
5.700% 6/15/28	153,000	168,683
		2,085,679
Home Furnishing — 0.1%
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (e)	124,000	129,468
Insurance — 0.3%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (e)	293,000	309,947
Internet — 1.6%
Acuris Finance Us, Inc. / Acuris Finance SARL
5.000% 5/01/28 (e)	359,000	357,873
Endure Digital, Inc.
6.000% 2/15/29 (e)	350,000	346,500
ION Trading Technologies Sarl
5.750% 5/15/28 (e)	298,000	309,394

	Principal Amount	Value
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
6.000% 2/15/28 (e) (f)	$171,000	$171,374
10.750% 6/01/28 (e)	169,000	190,125
Uber Technologies, Inc.
6.250% 1/15/28 (e)	174,000	187,261
		1,562,527
Leisure Time — 1.5%
Carlson Travel, Inc.
6.750% 12/15/25 (e) (f)	296,000	272,136
Carnival Corp.
5.750% 3/01/27 (e)	487,000	510,133
NCL Corp. Ltd.
5.875% 3/15/26 (e)	499,000	522,703
NCL Finance Ltd.
6.125% 3/15/28 (e)	94,000	98,507
		1,403,479
Lodging — 1.8%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (e)	199,000	198,751
Wyndham Destinations, Inc.
6.625% 7/31/26 (e)	213,000	241,329
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (e)	185,000	191,771
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500% 3/01/25 (e)	740,000	796,877
Wynn Macau Ltd.
5.125% 12/15/29 (e)	268,000	276,040
		1,704,768
Machinery – Diversified — 0.4%
Clark Equipment Co.
5.875% 6/01/25 (e)	321,000	339,458
Media — 4.7%
Altice Financing SA
5.000% 1/15/28 (e)	152,000	148,986
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% 3/01/30 (e)	236,000	249,275
Clear Channel Worldwide Holdings, Inc.
5.125% 8/15/27 (e)	313,000	319,219
DISH DBS Corp.
7.750% 7/01/26	217,000	245,753
DISH Network Corp.
3.375% 8/15/26	680,000	693,940

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
iHeartCommunications, Inc.
8.375% 5/01/27	$482,000	$516,343
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (e)	465,000	479,731
6.750% 10/15/27 (e)	314,000	338,330
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.
8.000% 11/30/24 (e)	473,000	483,643
Midcontinent Communications / Midcontinent Finance Corp.
5.375% 8/15/27 (e)	205,000	215,254
Nexstar Broadcasting, Inc.
4.750% 11/01/28 (e)	118,000	121,245
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (e)	243,000	255,259
Virgin Media Finance PLC
5.000% 7/15/30 (e)	147,000	147,735
Virgin Media Secured Finance PLC
4.500% 8/15/30 (e)	280,000	282,100
		4,496,813
Mining — 3.2%
Compass Minerals International, Inc.
4.875% 7/15/24 (e)	294,000	303,555
6.750% 12/01/27 (e)	192,000	206,400
First Quantum Minerals Ltd.
7.250% 4/01/23 (e)	659,000	671,771
Freeport-McMoRan, Inc.
4.125% 3/01/28	69,000	72,019
4.375% 8/01/28	359,000	379,194
4.625% 8/01/30	131,000	143,445
Hecla Mining Co.
7.250% 2/15/28	423,000	462,127
Hudbay Minerals, Inc.
6.125% 4/01/29 (e) (f)	147,000	156,555
Kinross Gold Corp.
6.875% 9/01/41	476,000	665,573
		3,060,639
Miscellaneous - Manufacturing — 0.3%
Gates Global LLC / Gates Corp.
6.250% 1/15/26 (e)	298,000	312,159
Oil & Gas — 9.6%
Antero Resources Corp.
5.375% 3/01/30 (e)	106,000	108,187
7.625% 2/01/29 (e)	62,000	68,820
8.375% 7/15/26 (e)	156,000	177,450
Apache Corp.
4.750% 4/15/43	65,000	66,379

	Principal Amount	Value
5.100% 9/01/40	$130,000	$136,175
5.350% 7/01/49	197,000	207,343
Chesapeake Energy Corp.
5.500% 2/01/26 (e)	90,000	94,950
5.875% 2/01/29 (e)	182,000	197,007
Comstock Resources, Inc.
5.875% 1/15/30 (e)	114,000	116,280
6.750% 3/01/29 (e)	126,000	134,219
CVR Energy, Inc.
5.750% 2/15/28 (e)	1,005,000	1,012,738
EQT Corp.
8.500% STEP 2/01/30	55,000	71,660
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750% 10/01/25 (e)	43,000	43,645
6.250% 11/01/28 (e)	365,000	387,812
MEG Energy Corp.
7.125% 2/01/27 (e)	379,000	403,758
Murphy Oil Corp.
6.375% 7/15/28	182,000	191,892
Nabors Industries Ltd.
7.250% 1/15/26 (e)	276,000	270,480
7.500% 1/15/28 (e)	119,000	114,240
Neptune Energy Bondco PLC
6.625% 5/15/25 (e)	594,000	609,860
Occidental Petroleum Corp.
2.700% 2/15/23	32,000	32,710
2.900% 8/15/24	93,000	95,093
3.500% 6/15/25	190,000	194,275
4.200% 3/15/48	31,000	28,985
4.400% 4/15/46	198,000	190,179
4.400% 8/15/49	78,000	74,880
4.500% 7/15/44	81,000	77,963
5.875% 9/01/25	178,000	198,025
6.125% 1/01/31 (f)	387,000	454,241
6.200% 3/15/40	550,000	621,896
6.375% 9/01/28	182,000	212,485
6.450% 9/15/36	215,000	257,054
6.600% 3/15/46	352,000	418,422
6.950% 7/01/24	88,000	99,130
Parkland Corp.
5.875% 7/15/27 (e)	247,000	263,270
PBF Holding Co. LLC / PBF Finance Corp.
6.000% 2/15/28	1,125,000	770,625
Range Resources Corp.
8.250% 1/15/29 (e)	123,000	138,683
Transocean Guardian Ltd.
5.875% 1/15/24 (e)	34,075	33,138

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transocean Poseidon Ltd.
6.875% 2/01/27 (e)	$29,000	$29,000
Transocean, Inc.
7.250% 11/01/25 (e)	172,000	149,640
7.500% 1/15/26 (e)	294,000	252,840
8.000% 2/01/27 (e)	222,000	186,480
		9,191,909
Oil & Gas Services — 1.0%
CGG SA
8.750% 4/01/27 (e)	214,000	221,490
Welltec A/S
9.500% 12/01/22 (e)	683,000	697,480
		918,970
Packaging & Containers — 1.2%
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (e)	781,000	765,380
Trident TPI Holdings, Inc.
9.250% 8/01/24 (e)	386,000	403,370
		1,168,750
Pharmaceuticals — 2.7%
Bausch Health Americas, Inc.
8.500% 1/31/27 (e)	250,000	271,725
Bausch Health Cos., Inc.
4.875% 6/01/28 (e)	295,000	301,269
5.000% 1/30/28 (e)	446,000	423,071
5.250% 1/30/30 (e)	320,000	297,600
5.250% 2/15/31 (e)	384,000	358,445
Jazz Securities DAC
4.375% 1/15/29 (e)	299,000	310,003
Par Pharmaceutical, Inc.
7.500% 4/01/27 (e)	629,000	643,152
		2,605,265
Pipelines — 6.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375% 6/15/29 (e)	853,000	889,253
Buckeye Partners LP
5.850% 11/15/43	66,000	65,505
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500% 6/15/31 (e)	379,000	394,914
DCP Midstream Operating LP
5.625% 7/15/27	216,000	245,700
6.450% 11/03/36 (e)	10,000	11,700
EnLink Midstream LLC
5.375% 6/01/29	173,000	180,546

	Principal Amount	Value
EnLink Midstream Partners LP
4.850% 7/15/26	$56,000	$57,960
5.450% 6/01/47	97,000	86,088
5.600% 4/01/44	257,000	232,585
EQM Midstream Partners LP
4.500% 1/15/29 (e)	157,000	159,728
4.750% 1/15/31 (e)	142,000	146,322
6.000% 7/01/25 (e)	182,000	197,925
6.500% 7/01/27 (e)	151,000	168,365
Genesis Energy LP/Genesis Energy Finance Corp.
6.500% 10/01/25	440,000	443,850
Harvest Midstream I LP
7.500% 9/01/28 (e)	228,000	247,608
ITT Holdings LLC
6.500% 8/01/29 (e) (g)	470,000	480,157
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (e)	546,000	573,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31 (e)	295,000	319,338
5.000% 1/15/28	33,000	34,815
5.500% 3/01/30	28,000	30,790
6.875% 1/15/29	61,000	68,724
Western Midstream Operating LP
5.300% STEP 2/01/30	145,000	162,400
5.300% 3/01/48	399,000	424,935
5.450% 4/01/44	202,000	217,655
		5,840,163
Real Estate — 0.3%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (e)	311,000	325,116
Real Estate Investment Trusts (REITS) — 2.5%
Iron Mountain, Inc.
5.250% 7/15/30 (e)	303,000	320,750
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750% 6/15/29 (e)	425,000	425,531
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875% 10/01/28 (e)	108,000	115,007
RHP Hotel Properties LP/RHP Finance Corp.
4.750% 10/15/27	425,000	436,496
RLJ Lodging Trust LP
3.750% 7/01/26 (e)	107,000	108,070

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Service Properties Trust
3.950% 1/15/28	$73,000	$68,803
4.375% 2/15/30	115,000	109,537
4.950% 2/15/27	58,000	57,710
7.500% 9/15/25	467,000	528,912
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.125% 12/15/24 (e)	45,000	46,519
7.875% 2/15/25 (e)	25,000	26,719
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.750% 4/15/28 (e)	180,000	179,550
		2,423,604
Retail — 3.9%
Ambience Merger Sub, Inc.
7.125% 7/15/29 (e) (g)	294,000	296,573
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (e)	260,000	266,500
L Brands, Inc.
6.750% 7/01/36	97,000	121,493
6.875% 11/01/35	299,000	378,983
Macy’s Retail Holdings LLC
5.875% 4/01/29 (e) (f)	40,000	43,017
Magic Mergeco, Inc.
5.250% 5/01/28 (e)	166,000	170,304
7.875% 5/01/29 (e)	405,000	417,656
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (e)	473,000	503,745
Nordstrom, Inc.
4.000% 3/15/27 (f)	65,000	67,478
4.375% 4/01/30 (f)	65,000	67,795
5.000% 1/15/44	331,000	331,283
Staples, Inc.
7.500% 4/15/26 (e)	461,000	478,287
10.750% 4/15/27 (e)	422,000	429,026
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (e)	145,000	149,353
		3,721,493
Software — 2.3%
Avaya Holdings Corp., Convertible,
2.250% 6/15/23	335,000	391,113
Veritas US, Inc./Veritas Bermuda Ltd.
10.500% 2/01/24 (e)	1,796,000	1,843,540
		2,234,653

	Principal Amount	Value
Storage & Warehousing — 1.2%
LBC Tank Terminals Holding Netherlands BV
6.875% 5/15/23 (e)	$1,111,000	$1,108,222
Telecommunications — 3.4%
Altice France SA
5.125% 7/15/29 (e)	368,000	369,803
Avaya, Inc.
6.125% 9/15/28 (e)	107,000	114,522
CommScope Technologies Finance LLC
6.000% 6/15/25 (e)	196,000	200,165
CommScope Technologies LLC
5.000% 3/15/27 (e)	174,000	178,132
Consolidated Communications, Inc.
6.500% 10/01/28 (e)	391,000	420,618
Hughes Satellite Systems Corp.
6.625% 8/01/26	687,000	770,299
Sprint Capital Corp.
8.750% 3/15/32	126,000	191,520
Sprint Corp.
7.625% 3/01/26	386,000	470,920
Telecom Italia Capital
6.000% 9/30/34	150,000	173,063
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750% 8/15/28 (e) (f)	330,000	339,900
		3,228,942
Transportation — 1.8%
Kenan Advantage Group, Inc.
7.875% 7/31/23 (e)	1,700,000	1,697,450

TOTAL CORPORATE DEBT (Cost $74,256,653)		79,129,651

TOTAL BONDS & NOTES (Cost $85,056,120)		90,194,777

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.4%
Diversified Financial Services — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	2,262,638	$2,262,638

TOTAL MUTUAL FUNDS (Cost $2,262,638)		2,262,638

TOTAL LONG-TERM INVESTMENTS (Cost $88,524,765)		93,924,114

	Principal Amount
SHORT-TERM INVESTMENTS — 4.4%
Repurchase Agreement — 4.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (i)	$4,168,477	4,168,477

TOTAL SHORT-TERM INVESTMENTS (Cost $4,168,477)		4,168,477

TOTAL INVESTMENTS — 102.2% (Cost $92,693,242) (j)		98,092,591

Other Assets/(Liabilities) — (2.2)%		(2,076,124)

NET ASSETS — 100.0%		$96,016,467

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $172,957 or 0.18% of net assets.
(d)	All or a portion of the security represents unsettled loan commitments at June 30, 2021 where the rate will be determined at time of settlement.
(e)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $57,351,997 or 59.73% of net assets.

(f)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $2,327,362 or 2.42% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $113,235 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $4,168,477. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $4,251,881.

(j)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	79.0%
Canada	6.4%
Cayman Islands	2.5%
Luxembourg	2.2%
United Kingdom	1.5%
Bermuda	1.4%
Ireland	1.2%
Netherlands	1.2%
France	0.9%
Denmark	0.7%
Panama	0.5%
Australia	0.3%
Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 78.7%
MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR
1.076% FRN 4/26/27	$3,104	$3,107

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,104)		3,107

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.9%
Automobile Asset-Backed Securities — 1.2%
American Credit Acceptance Receivables Trust, Series 2019-1, Class C
3.500% 4/14/25 (a)	742,895	750,281
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	388,000	394,274
Carvana Auto Receivables Trust, Series 2021-P2
1.880% 5/10/28 (a)	1,195,000	1,195,305
Chesapeake Funding II LLC, Series 2018-1A, Class A2, 1 mo. USD LIBOR + .450%
0.523% FRN 4/15/30 (a)	212,579	212,661
Drive Auto Receivables Trust, Series 2019-1, Class C
3.780% 4/15/25	548,513	552,833
Exeter Automobile Receivables Trust, Series 2020-2A, Class A
1.130% 8/15/23 (a)	109,419	109,500
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430% 12/16/24 (a)	163,545	164,269
OSCAR US Funding XI LLC, Series 2019-2A, Class A2
2.490% 8/10/22 (a)	62,208	62,345
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A
0.620% 5/15/23	375,926	375,991
World Omni Auto Receivables Trust, Series 2019-C, Class A2B, 1 mo. USD LIBOR + .230%
0.303% FRN 2/15/23	377,571	377,595
		4,195,054

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 3.2%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.573% FRN 7/15/35 (a)	$1,000,000	$1,000,003
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.673% FRN 12/15/36 (a)	1,261,635	1,261,634
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.773% FRN 11/15/35 (a)	1,582,000	1,582,494
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.073% FRN 10/15/36 (a)	1,584,215	1,585,205
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.823% FRN 12/15/37 (a)	308,865	309,348
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.673% FRN 5/15/36 (a)	4,000,000	4,006,253
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000%
1.073% FRN 6/15/32 (a)	681,023	681,450
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.873% FRN 5/15/36 (a)	476,000	476,149
		10,902,536
Home Equity Asset-Backed Securities — 2.1%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A4, 1 mo. USD LIBOR + .170%
0.262% FRN 3/25/36	1,308	1,308
Centex Home Equity Loan Trust
Series 2006-A, Class M1, 1 mo. USD LIBOR + .300% 0.392% FRN 6/25/36	836,497	828,553
Series 2005-D, Class M3, 1 mo. USD LIBOR + .720% 0.812% FRN 10/25/35	1,330,853	1,328,567
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290%
0.382% FRN 8/25/36	1,275,895	1,264,641

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
0.707% FRN 4/25/36	$2,794,049	$2,769,294
RASC Trust, Series 2005-EMX1, Class M1, 1 mo. USD LIBOR + .645%
0.737% FRN 3/25/35	1,066,141	1,060,801
		7,253,164
Other Asset-Backed Securities — 27.8%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 0.273% FRN 3/15/41 (a)	169,089	167,727
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 0.273% FRN 6/15/41 (a)	824,620	807,166
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 0.273% FRN 9/15/41 (a)	86,658	84,904
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 0.273% FRN 12/15/41 (a)	80,054	79,680
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 0.273% FRN 3/15/42 (a)	496,282	479,818
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	2,716,779	2,715,868
Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	2,732,686	2,754,827
Series 2020-A, Class A, 2.100% 2/18/25 (a)	6,800,000	6,863,979
Series 2020-Z1, Class A, 3.460% 10/15/24 (a)	1,602,863	1,624,012
Series 2020-A, Class B, ABS, 144A, 3.540% 2/18/25 (a)	1,000,000	1,016,400
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + .850%
1.034% FRN 1/15/28 (a)	1,708,430	1,708,514
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.223% FRN 6/15/28 (a)	780,000	780,247
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3 mo. USD LIBOR + .890%
1.080% FRN 1/18/29 (a)	1,702,174	1,702,170
CCG Receivables Trust, Series 2018-2, Class A2
3.090% 12/15/25 (a)	81,520	81,815

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2006-WFH2, Class M1, 1 mo. USD LIBOR + .405%
0.497% FRN 8/25/36	$1,653,620	$1,642,138
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	690,000	690,767
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B,
3.020% VRN 2/25/27 (a) (b)	53,417	53,817
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	3,699,617	3,699,816
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	2,466,702	2,466,929
Series 2019-1A, Class A, 3.630% 2/18/31 (a)	87,613	88,690
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 0.252% FRN 11/25/36	835,907	819,760
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 0.812% FRN 10/25/35	802,188	798,575
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	4,439,771	4,435,007
FREED ABS Trust
Series 2021-2, Class A, 0.680% 6/19/28 (a)	2,603,918	2,604,235
Series 2021-2, Class B, 1.030% 6/19/28 (a)	2,348,000	2,346,063
Gracie Point International Funding, Series 2021-1A, Class A, 1 mo. USD LIBOR + .750%
0.860% FRN 11/01/23 (a)	3,733,000	3,733,000
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
0.352% FRN 3/25/37	312,411	307,710
KREF Ltd.
Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.100% 1.182% FRN 6/15/36 (a)	3,664,535	3,665,684
Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.432% FRN 6/15/36 (a)	2,000,000	2,000,630
Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 2.632% FRN 6/15/36 (a)	2,450,000	2,453,075
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.424% FRN 7/15/27 (a)	844,896	845,015

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lendmark Funding Trust
Series 2019-2A, Class A, 2.780% 4/20/28 (a)	$6,600,000	$6,781,597
Series 2018-2A, Class A, 4.230% 4/20/27 (a)	1,000,000	1,011,605
Long Beach Mortgage Loan Trust
Series 2004-5, Class A1, 1 mo. USD LIBOR + .320% 0.412% FRN 9/25/34	888,606	887,331
Series 2006-WL1, Class 2A4, 1 mo. USD LIBOR + .680% 0.772% FRN 1/25/46	391,715	388,076
Marlette Funding Trust
Series 2020-1A, Class B, 2.380% 3/15/30 (a)	3,200,000	3,232,840
Series 2019-4A, Class A, 2.390% 12/17/29 (a)	1,418,759	1,425,986
Series 2019-3A, Class A, 2.690% 9/17/29 (a)	532,275	534,021
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	797,514	800,371
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	620,189	621,353
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	1,985,000	2,012,969
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	53,026	54,039
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class AT1, ABS, 144A, 1.426% 8/15/53 (a)	2,250,000	2,250,626
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,100,000	1,100,394
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	295,657	297,302
NRZ Advance Receivables Trust, Series 2020-T3, Class CT3
1.814% 10/15/52 (a)	894,000	897,400
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + .820%
0.996% FRN 10/26/27 (a)	795,563	795,596
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	126,407	127,787
PFS Financing Corp., Series 2019-B, Class B, 1 mo. USD LIBOR + .800%
0.873% FRN 9/15/23 (a)	900,000	900,650

	Principal Amount	Value
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I
4.262% 9/05/48 (a)	$2,334,000	$2,341,721
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.942% FRN 2/25/23 (a)	440,000	440,818
RAMP Trust, Series 2005-EFC5, Class M2, ABS, FRN, 1 mo. USD LIBOR + .440%
0.752% FRN 10/25/35	313,521	313,346
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,604,550	1,637,734
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	353,861	362,611
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	410,855	417,596
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	320,160	327,904
SoFi Consumer Loan Program LLC
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	80,763	80,763
Series 2016-2A, Class B, 4.770% VRN 10/27/25 (a) (b)	589,224	589,224
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	946,000	969,404
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
0.827% FRN 3/25/35	1,515,675	1,509,402
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 0.262% FRN 1/25/37	408,501	401,127
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 0.737% FRN 2/25/36	510,000	503,102
Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200% 1.292% FRN 11/25/35 (a)	852,521	827,374
Trafigura Securitisation Finance PLC, Series 2018-1A, Class A1, 1 mo. USD LIBOR + .730%
0.803% FRN 3/15/22 (a)	4,000,000	3,999,520
Upstart Securitization Trust, Series 2020-3, Class A
1.702% 11/20/30 (a)	2,490,647	2,505,275
Westgate Resorts LLC
Series 2017-1A, Class A, 3.050% 12/20/30 (a)	127,642	128,828

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	$239,463	$243,590
		95,237,320
Student Loans Asset-Backed Securities — 8.0%
Brazos Higher Education Authority, Inc.
Series 2006-2, Class A10, 3 mo. USD LIBOR + .120% 0.267% FRN 6/25/26	785,843	784,590
Series 2006-2, Class B2, 1.596% 6/25/42	1,200,000	1,179,905
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
0.246% FRN 3/28/68	2,445,002	2,408,318
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.674% FRN 1/15/37	374,314	333,897
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	503,000	500,880
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	24,615	24,876
DRB Prime Student Loan Trust
Series 2017-A, Class A1, 1 mo. USD LIBOR + .850% 0.942% FRN 5/27/42 (a)	741,432	741,733
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 2.092% FRN 4/25/40 (a)	102,733	101,834
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%
2.142% FRN 2/26/35 (a)	83,435	79,413
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	468,602	474,318
Edsouth Indenture
No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800% 0.892% FRN 10/25/56 (a)	309,753	307,261
No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 12/25/58 (a)	1,000,000	996,907
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
0.842% FRN 8/25/42 (a)	314,776	312,701

	Principal Amount	Value
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
0.847% FRN 8/25/48 (a)	$213,942	$213,614
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
0.534% FRN 6/28/39 (a)	424,554	392,577
KeyCorp Student Loan Trust, Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730%
0.876% FRN 9/27/38	952,826	953,454
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	313,421	315,570
Navient Student Loan Trust
Series 2017-3A, Class A2, 1 mo. USD LIBOR + .600% 0.692% FRN 7/26/66 (a)	535,910	537,577
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 1.242% FRN 7/26/66 (a)	410,000	421,467
Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 1.273% FRN 12/15/28 (a)	240,777	241,120
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 1.642% FRN 7/25/68 (a)	2,900,000	2,903,013
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
1.842% FRN 12/26/40 (a)	148,102	148,636
Nelnet Student Loan Trust
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 0.305% FRN 3/23/37	854,830	744,606
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 0.376% FRN 1/25/38	596,946	521,433
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.397% FRN 6/25/41	286,155	260,239
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 0.526% FRN 10/25/40	934,442	869,022
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 6/25/41 (a)	375,000	373,638
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 0.349% FRN 12/15/39	1,044,120	938,349

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 0.399% FRN 3/15/40	$1,579,493	$1,448,840
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 0.316% FRN 10/25/28	263,365	262,055
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.376% FRN 1/25/70	312,517	285,060
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.386% FRN 10/25/40	332,048	307,876
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 0.396% FRN 1/25/41	367,316	331,945
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 0.476% FRN 7/25/25	168,361	167,561
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.486% FRN 1/25/55	330,034	308,216
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 0.636% FRN 1/25/40	361,855	337,739
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.646% FRN 10/25/64	251,478	238,134
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.769% FRN 12/15/38	367,268	336,215
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD LIBOR + .720% 0.821% FRN 1/15/37 (a)	1,096,361	1,099,410
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 0.971% FRN 7/15/36 (a)	1,373,304	1,382,533
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 1.223% FRN 5/15/26 (a)	117,487	117,529
Series 2014-A, Class A2A, 3.050% 5/15/26 (a)	26,369	26,427
SoFi Alternative Trust, Series 2019-C, Class PT,
4.558% VRN 1/25/45 (a) (b)	1,055,244	1,124,282
SoFi Professional Loan Program LLC
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 0.792% FRN 3/26/40 (a)	156,442	156,663
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 1.842% FRN 8/25/36 (a)	168,528	169,577

	Principal Amount	Value
Series 2019-C, Class A1FX, 2.130% 11/16/48 (a)	$116,192	$116,292
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	1,105,776	1,117,863
		27,415,165
Whole Loan Collateral Collateralized Mortgage Obligations — 6.6%
Angel Oak Mortgage Trust, Series 2018-3, Class A3,
3.238% VRN 5/25/59 (a) (b)	639,565	639,105
Banc of America Funding, Series 2006-G, Class 2A1, 1 mo. USD LIBOR + .440%
0.533% FRN 7/20/36	442,138	440,154
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1,
2.666% VRN 7/25/59 (a) (b)	4,159,094	4,188,984
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.042% FRN 8/25/49 (a)	1,788,939	1,791,904
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3,
3.030% VRN 7/25/49 (a) (b)	606,257	612,663
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 1 mo. USD LIBOR + .480%
0.572% FRN 7/25/35	513,979	512,859
NewRez Warehouse Securitization Trust 2021-1, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
0.842% FRN 5/25/55 (a)	4,667,000	4,673,774
Onslow Bay Financial LLC,
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950%
1.042% FRN 2/25/60 (a)	1,063,595	1,068,082
Series 2021-NQM2, Class A2,
1.357% VRN 5/25/61 (a) (b) (c)	2,120,000	2,119,963
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .620%
0.712% FRN 11/25/35	792,076	785,627
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	4,135,636	4,131,217
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	919,707	931,161

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verus Securitization Trust, Series 2019-INV2, Class A3,
3.219% VRN 7/25/59 (a) (b)	$894,965	$907,237
		22,802,730

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $166,808,628)		167,805,969

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 7.8%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.204% 2.328% 3/01/37	142,278	149,485
Whole Loans — 7.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, SOFR30A + 0.650% 0.668% FRN 1/25/51 (a)	1,328,258	1,328,258
Series 2020-DNA6, Class M1, SOFR30A + 0.900% 0.918% FRN 12/25/50 (a)	1,065,096	1,065,652
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.042% FRN 12/25/30 (a)	1,500,000	1,497,502
Series 2020-DNA5, Class M1, SOFR30A + 1.300% 1.318% FRN 10/25/50 (a)	298,528	298,665
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 1.792% FRN 1/25/50 (a)	4,255,802	4,271,906
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 2.192% FRN 9/25/48 (a)	1,505,000	1,514,622
Series 2018-DNA2, Class M2A, 1 mo. USD LIBOR + 2.150% 2.242% FRN 12/25/30 (a)	3,800,000	3,825,119
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 2.818% FRN 10/25/50 (a)	504,000	511,142
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M2, 1 mo. USD LIBOR + 2.000% 2.092% FRN 7/25/39 (a)	3,916,386	3,932,415
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.242% FRN 9/25/31 (a)	5,318,799	5,352,748

	Principal Amount	Value
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.392% FRN 8/25/31 (a)	$2,950,571	$2,970,513
		26,568,542

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $26,675,061)		26,718,027

U.S. TREASURY OBLIGATIONS — 22.0%
U.S. Treasury Bonds & Notes — 22.0%
U.S. Treasury Inflation Index
0.125% 7/15/24	1,574,146	1,692,637
0.125% 10/15/24	2,601,500	2,803,523
0.125% 4/15/25	620,166	669,359
0.125% 10/15/25	5,350,540	5,822,962
0.125% 4/15/26	3,258,204	3,544,824
0.125% 7/15/26	2,840,216	3,110,258
0.125% 1/15/30	2,490,456	2,735,091
0.125% 7/15/30	833,040	919,609
0.125% 1/15/31	716,408	788,916
0.125% 2/15/51	1,025,470	1,128,418
0.250% 1/15/25	2,282,580	2,470,477
0.250% 7/15/29	3,496,529	3,891,573
0.250% 2/15/50	2,206,706	2,501,853
0.375% 7/15/25 (d)	2,949,648	3,238,775
0.375% 1/15/27	2,431,528	2,691,683
0.375% 7/15/27	2,783,121	3,104,412
0.500% 4/15/24	1,270,284	1,369,145
0.500% 1/15/28	1,380,009	1,547,730
0.625% 4/15/23	2,149,680	2,273,916
0.625% 1/15/24	2,631,706	2,834,190
0.625% 1/15/26	1,376,422	1,528,653
0.625% 2/15/43	928,992	1,111,198
0.750% 7/15/28	1,941,070	2,228,136
0.750% 2/15/42	1,122,463	1,368,660
0.750% 2/15/45	2,296,001	2,835,501
0.875% 1/15/29	2,114,680	2,447,907
0.875% 2/15/47	553,005	712,347
1.000% 2/15/48	866,136	1,156,675
1.000% 2/15/49	477,441	643,737
1.375% 2/15/44	1,030,995	1,424,666
2.000% 1/15/26	807,090	949,623
2.125% 2/15/40	370,569	553,012
2.125% 2/15/41	792,441	1,195,410
2.375% 1/15/25	2,053,737	2,386,666
2.500% 1/15/29	746,106	961,408
3.375% 4/15/32	376,030	554,835

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.625% 4/15/28	$742,806	$1,001,976
3.875% 4/15/29	2,273,656	3,198,424
		75,398,185

TOTAL U.S. TREASURY OBLIGATIONS (Cost $73,516,144)		75,398,185

TOTAL BONDS & NOTES (Cost $267,002,937)		269,925,288

TOTAL PURCHASED OPTIONS (#) — 0.5% (Cost $1,845,236)		1,479,270

TOTAL LONG-TERM INVESTMENTS (Cost $268,848,173)		271,404,558

SHORT-TERM INVESTMENTS — 18.0%
Commercial Paper — 16.3%
Amcor Flexibles North American
0.112% 7/13/21 (a)	2,000,000	1,999,888
American Electric Power Co., Inc.
0.152% 8/26/21 (a)	3,000,000	2,999,164
American Honda Finance Corp.
0.193% 9/21/21	4,000,000	3,998,156
AT&T, Inc.
0.346% 9/21/21 (a)	4,000,000	3,998,617
Duke Energy Corp.
0.132% 8/10/21 (a)	4,000,000	3,999,285
Eaton Corp.
0.142% 7/08/21 (a)	4,000,000	3,999,882
Enbridge (US), Inc.
0.223% 8/09/21 (a)	3,000,000	2,999,477
Entergy Corp.
0.172% 9/14/21 (a)	1,000,000	999,588
0.173% 10/05/21 (a)	2,000,000	1,998,895
0.183% 8/25/21 (a)	1,000,000	999,704
Fidelity National Information Services, Inc.
0.233% 7/26/21 (a)	4,000,000	3,999,575
Keurig Dr Pepper, Inc.
0.193% 10/29/21 (a)	3,000,000	2,997,872
National Rural Utilities Cooperative Finance Corp.
0.091% 7/22/21	4,000,000	3,999,792
Sempra Energy
0.132% 7/01/21 (a)	2,000,000	1,999,992
0.172% 7/21/21 (a)	1,000,000	999,916

	Principal Amount	Value
0.172% 7/22/21 (a)	$1,000,000	$999,911
Toronto Dominion Bank
0.071% 7/14/21 (a)	4,000,000	3,999,871
VW Credit, Inc.
0.142% 7/23/21 (a)	4,000,000	3,999,629
Waste Management, Inc.
0.356% 7/01/21 (a)	5,000,000	4,999,983
		55,989,197
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (e)	5,862,588	5,862,588

TOTAL SHORT-TERM INVESTMENTS (Cost $61,850,662)		61,851,785

TOTAL INVESTMENTS — 97.2% (Cost $330,698,835) (f)		333,256,343

Other Assets/(Liabilities) — 2.8%		9,691,674

NET ASSETS — 100.0%		$342,948,017

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $211,479,516 or 61.67% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $2,119,963 or 0.62% of net assets.
(d)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(e)

Maturity value of $5,862,588. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $5,979,920.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	1,967,000	$162,946	$98,334	$64,612

Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	22,880,000	$878,821	$1,143,841	$(265,020)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	12,590,000	437,503	603,061	(165,558)
									1,316,324	1,746,902	(430,578)
									$1,479,270	$1,845,236	$(365,966)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/21	40	$6,281,067	$148,933
U.S. Treasury Note 2 Year	9/30/21	92	20,306,553	(37,084)
				$111,849
Short
U.S. Treasury Ultra 10 Year	9/21/21	10	$(1,452,077)	$(19,954)
U.S. Treasury Ultra Bond	9/21/21	19	(3,529,406)	(131,657)
U.S. Treasury Note 5 Year	9/30/21	24	(2,968,022)	5,709
				$(145,902)

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.978%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	12/24/22	USD	2,000,000	$64,374	$—	$64,374
1.833%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	8/28/23	USD	500,000	23,802	—	23,802
2.000%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.*	12/24/23	USD	4,000,000	147,847	—	147,847
								$236,023	$—	$236,023

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	7/30/21	43,803,722	$610,029	$—	$610,029
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	8/31/21	64,759,039	1,976,921	—	1,976,921
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	7/30/21	55,262,635	769,611	—	769,611
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	8/31/21	53,965,865	1,647,434	—	1,647,434
0.22%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	11/30/21	34,257,582	207,098	—	207,098
							$5,211,093	$—	$5,211,093

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.5%
CORPORATE DEBT — 37.3%
Aerospace & Defense — 0.5%
The Boeing Co.
1.433% 2/04/24	$5,060,000	$5,076,827
Agriculture — 1.1%
BAT Capital Corp.
2.259% 3/25/28	725,000	720,187
4.700% 4/02/27	2,365,000	2,673,732
4.758% 9/06/49	540,000	585,532
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	2,764,000	2,997,031
Reynolds American, Inc.
5.850% 8/15/45	985,000	1,206,819
Viterra Finance BV
3.200% 4/21/31 (a)	2,565,000	2,587,883
		10,771,184
Airlines — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	980,000	1,053,453
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,337,118	1,397,641
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	438,326	452,613
		2,903,707
Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC
3.087% 1/09/23	1,410,000	1,438,200
4.140% 2/15/23	1,360,000	1,409,300
General Motors Co.
4.200% 10/01/27	565,000	629,923
5.150% 4/01/38	800,000	976,245
6.800% 10/01/27	1,890,000	2,381,762
		6,835,430
Banks — 5.7%
Associated Banc-Corp.
4.250% 1/15/25	2,411,000	2,623,512
Bank of America Corp.
SOFR + 2.150% 2.592% VRN 4/29/31	1,255,000	1,295,264
4.183% 11/25/27	1,090,000	1,221,806
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,367,495
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	475,000	546,131
6.110% 1/29/37	1,550,000	2,123,634

	Principal Amount	Value
7.750% 5/14/38	$400,000	$632,992
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (b)	3,575,000	3,664,375
Barclays PLC
4.337% 1/10/28	920,000	1,029,168
BPCE SA SOFR + 1.520%
1.652% VRN 10/06/26 (a)	3,635,000	3,652,482
Citigroup, Inc.
4.450% 9/29/27	450,000	514,080
6.625% 6/15/32	1,525,000	2,075,926
Credit Suisse AG
6.500% 8/08/23 (a)	3,069,000	3,390,140
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	2,905,000	3,085,546
First Republic Bank
4.375% 8/01/46	2,050,000	2,514,553
Fulton Financial Corp.
3.600% 3/16/22	226,000	230,358
The Goldman Sachs Group, Inc.
4.250% 10/21/25	550,000	615,318
5.950% 1/15/27	1,410,000	1,716,972
6.750% 10/01/37	1,145,000	1,667,375
HSBC Holdings PLC
4.250% 3/14/24	995,000	1,077,770
4.250% 8/18/25	2,781,000	3,082,927
4.375% 11/23/26	229,000	258,586
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,000,000	1,051,582
5.600% 7/15/41	1,125,000	1,578,207
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	2,780,000	2,807,800
Morgan Stanley
SOFR + 1.485% 3.217% VRN 4/22/42	1,345,000	1,427,137
4.350% 9/08/26	3,200,000	3,625,204
Nordea Bank Abp 5 year CMT + 4.110%
6.625% VRN (a) (b)	2,208,000	2,532,311
Societe Generale SA 1 year CMT + 1.000%
1.792% VRN 6/09/27 (a)	2,010,000	2,006,020
SVB Financial Group
2.100% 5/15/28	1,560,000	1,583,602
Valley National Bancorp
5.125% 9/27/23	1,530,000	1,666,421

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co.
5.375% 11/02/43	$909,000	$1,211,737
		57,876,431
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	3,475,000	4,385,534
Bacardi Ltd.
5.150% 5/15/38 (a)	450,000	557,368
Molson Coors Beverage Co.
4.200% 7/15/46	1,124,000	1,253,302
5.000% 5/01/42	360,000	442,077
		6,638,281
Chemicals — 0.4%
DuPont de Nemours, Inc.
5.319% 11/15/38	1,750,000	2,305,977
Syngenta Finance NV
4.441% 4/24/23 (a)	2,065,000	2,179,791
		4,485,768
Commercial Services — 0.2%
Triton Container International Ltd.
2.050% 4/15/26 (a)	2,475,000	2,483,930
Computers — 0.3%
Apple, Inc.
2.650% 5/11/50	700,000	687,887
Dell International LLC / EMC Corp.
8.100% 7/15/36	325,000	497,404
Leidos, Inc.
2.300% 2/15/31	1,260,000	1,229,281
4.375% 5/15/30	575,000	652,930
		3,067,502
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 9/15/23	1,370,000	1,468,841
6.500% 7/15/25	645,000	756,910
Aircastle Ltd.
4.400% 9/25/23	3,095,000	3,312,741
Antares Holdings LP
3.950% 7/15/26 (a)	1,035,000	1,077,509
6.000% 8/15/23 (a)	2,945,000	3,189,538
8.500% 5/18/25 (a)	720,000	858,433
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,585,000	1,586,981
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,080,000	2,224,618

	Principal Amount	Value
Aviation Capital Group LLC
1.950% 1/30/26 (a)	$1,220,000	$1,220,833
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (a)	1,610,000	1,660,725
4.250% 4/15/26 (a)	2,491,000	2,700,548
5.500% 1/15/26 (a)	190,000	215,345
Blue Owl Finance LLC
3.125% 6/10/31 (a)	2,070,000	2,060,829
Brookfield Finance, Inc.
4.350% 4/15/30	1,765,000	2,039,598
4.850% 3/29/29	1,752,000	2,064,704
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	335,000	402,089
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,449,648	1,457,454
Lazard Group LLC
3.625% 3/01/27	1,253,000	1,367,188
4.500% 9/19/28	755,000	870,667
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (a)	1,550,000	1,629,151
5.250% 8/15/22 (a)	2,695,000	2,819,912
		34,984,614
Electric — 1.1%
Appalachian Power Co.
4.500% 3/01/49	1,250,000	1,528,244
CMS Energy Corp.
4.875% 3/01/44	780,000	997,131
Duke Energy Corp.
3.750% 9/01/46	1,500,000	1,603,261
Entergy Arkansas LLC
2.650% 6/15/51	1,765,000	1,671,588
Entergy Louisiana LLC
4.950% 1/15/45	1,005,000	1,102,250
FirstEnergy Transmission LLC
4.550% 4/01/49 (a)	880,000	1,031,499
ITC Holdings Corp.
2.950% 5/14/30 (a)	895,000	942,927
Nevada Power Co.
6.650% 4/01/36	550,000	799,370
Pacific Gas and Electric Co.
2.500% 2/01/31	775,000	727,167
Puget Energy, Inc.
2.379% 6/15/28 (a)	840,000	849,332
		11,252,769
Electronics — 0.2%
Avnet, Inc.
3.000% 5/15/31	2,100,000	2,094,754

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Food — 0.7%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (a)	$5,300,000	$5,298,357
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	776,000	867,863
Smithfield Foods, Inc.
3.000% 10/15/30 (a)	943,000	951,770
		7,117,990
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,744,704
NiSource, Inc.
4.800% 2/15/44	1,035,000	1,270,859
5.800% 2/01/42	950,000	1,287,156
		4,302,719
Health Care – Services — 0.4%
City of Hope
4.378% 8/15/48	1,050,000	1,314,169
HCA, Inc.
3.500% 7/15/51	2,550,000	2,550,893
		3,865,062
Insurance — 5.6%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	4,260,000	4,638,075
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	3,587,000	4,114,604
AmTrust Financial Services, Inc.
6.125% 8/15/23	3,370,000	3,401,064
Athene Global Funding
2.673% 6/07/31 (a)	2,505,000	2,540,167
Athene Holding Ltd.
6.150% 4/03/30	3,140,000	3,973,711
AXIS Specialty Finance LLC
3.900% 7/15/29	1,110,000	1,212,483
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,315,000	1,394,426
AXIS Specialty Finance PLC
4.000% 12/06/27	2,500,000	2,770,001
Brighthouse Financial, Inc.
3.700% 6/22/27 (c)	785,000	853,970
4.700% 6/22/47	1,125,000	1,250,856
5.625% 5/15/30	2,492,000	3,034,993
CNO Financial Group, Inc.
5.250% 5/30/29	2,094,000	2,490,844

	Principal Amount	Value
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	$2,200,000	$2,334,750
Enstar Group Ltd.
4.950% 6/01/29	1,600,000	1,838,823
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	1,675,000	1,686,254
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a) (d)	3,060,000	3,069,027
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (b)	930,000	1,039,275
MetLife Capital Trust IV
7.875% 12/15/67 (a)	725,000	1,009,562
New York Life Insurance Co.
3.750% 5/15/50 (a)	510,000	569,956
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,025,000	1,100,115
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	2,440,000	2,862,231
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	550,000	581,458
RenaissanceRe Finance, Inc.
3.450% 7/01/27	1,860,000	2,034,040
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	3,805,000	3,920,510
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	750,000	897,286
USF&G Capital I
8.500% 12/15/45 (a)	885,000	1,393,624
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%
4.700% VRN 1/23/48	1,080,000	1,138,452
		57,150,557
Internet — 0.2%
Amazon.com, Inc.
4.050% 8/22/47	775,000	946,078
Expedia Group, Inc.
4.625% 8/01/27	1,330,000	1,503,840
		2,449,918
Investment Companies — 1.7%
Ares Capital Corp.
2.150% 7/15/26	1,850,000	1,840,521
4.200% 6/10/24	1,450,000	1,557,904
BlackRock TCP Capital Corp.
3.900% 8/23/24	2,910,000	3,094,734
4.125% 8/11/22	2,870,000	2,965,307

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Golub Capital BDC, Inc.
2.500% 8/24/26	$880,000	$886,589
3.375% 4/15/24	1,998,000	2,084,672
Sixth Street Specialty Lending, Inc.
2.500% 8/01/26	885,000	897,421
3.875% 11/01/24	3,575,000	3,794,941
		17,122,089
Iron & Steel — 0.2%
Vale Overseas Ltd.
6.250% 8/10/26	1,250,000	1,505,125
6.875% 11/21/36	630,000	863,547
		2,368,672
Lodging — 0.1%
Marriott International, Inc. /MD
2.850% 4/15/31	1,115,000	1,133,546
Machinery – Construction & Mining — 0.3%
The Weir Group PLC
2.200% 5/13/26 (a)	2,665,000	2,677,050
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	765,000	779,536
6.484% 10/23/45	1,485,000	2,046,354
Comcast Corp.
3.969% 11/01/47	630,000	734,100
4.750% 3/01/44	880,000	1,122,653
6.950% 8/15/37	265,000	403,751
Discovery Communications LLC
4.000% 9/15/55	1,210,000	1,281,730
4.650% 5/15/50	490,000	577,562
Time Warner Cable, Inc.
6.750% 6/15/39	985,000	1,372,277
ViacomCBS, Inc.
4.200% 5/19/32 (c)	872,000	1,007,561
4.950% 1/15/31 (c)	1,008,000	1,216,272
The Walt Disney Co.
3.600% 1/13/51	1,515,000	1,718,668
		12,260,464
Metal Fabricate & Hardware — 0.2%
The Timken Co.
4.500% 12/15/28	2,055,000	2,297,692
Mining — 0.5%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	894,000	1,154,502
Glencore Funding LLC
3.875% 10/27/27 (a)	975,000	1,072,305
4.625% 4/29/24 (a)	1,565,000	1,715,519

	Principal Amount	Value
Teck Resources Ltd.
6.000% 8/15/40	$850,000	$1,086,853
		5,029,179
Miscellaneous - Manufacturing — 0.1%
General Electric Co.
4.125% 10/09/42	113,000	130,442
6.875% 1/10/39	298,000	447,075
		577,517
Oil & Gas — 2.0%
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (b)	2,900,000	3,088,500
Cenovus Energy, Inc.
6.750% 11/15/39	765,000	1,039,161
Devon Energy Corp.
5.600% 7/15/41	800,000	991,979
EQT Corp.
3.900% 10/01/27	2,160,000	2,313,900
Marathon Petroleum Corp.
6.500% 3/01/41	1,120,000	1,555,759
Occidental Petroleum Corp.
6.600% 3/15/46	1,258,000	1,495,385
Ovintiv Exploration, Inc.
5.375% 1/01/26	1,650,000	1,860,146
5.625% 7/01/24	975,000	1,085,664
Ovintiv, Inc.
6.500% 2/01/38	545,000	724,632
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,680,000	1,701,503
Petroleos Mexicanos
5.350% 2/12/28	665,000	653,994
6.375% 1/23/45	595,000	511,700
6.500% 3/13/27	585,000	616,842
6.625% 6/15/35	140,000	135,310
Santos Finance Ltd.
3.649% 4/29/31 (a)	1,490,000	1,526,741
Saudi Arabian Oil Co.
4.250% 4/16/39 (a)	925,000	1,034,685
		20,335,901
Oil & Gas Services — 0.4%
Halliburton Co.
5.000% 11/15/45	1,000,000	1,219,148
NOV, Inc.
3.600% 12/01/29	1,570,000	1,641,389
3.950% 12/01/42	1,506,000	1,490,892
		4,351,429

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.690% 5/25/31	$1,566,000	$1,599,018
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.700% 5/14/45	1,260,000	1,574,298
Bristol-Myers Squibb Co.
4.350% 11/15/47	830,000	1,049,287
Cigna Corp.
4.800% 7/15/46	880,000	1,116,697
CVS Health Corp.
5.050% 3/25/48	455,000	591,170
6.125% 9/15/39	560,000	781,742
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,009,266	1,221,238
7.507% 1/10/32 (a)	855,936	1,084,835
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,375,000	1,678,749
		9,098,016
Pipelines — 1.8%
Energy Transfer LP
4.200% 4/15/27	885,000	977,890
6.125% 12/15/45	1,000,000	1,275,071
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,370,000	2,091,525
EnLink Midstream Partners LP
4.150% 6/01/25	2,924,000	3,062,422
4.850% 7/15/26	951,000	984,285
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	1,775,000	1,862,356
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	1,205,000	1,243,624
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (b)	1,775,000	1,808,015
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	2,345,000	2,071,104
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,150,000	1,231,267
4.700% 6/15/44	1,195,000	1,267,796
6.650% 1/15/37	375,000	491,386
		18,366,741
Private Equity — 0.6%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,505,000	1,563,319

	Principal Amount	Value
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (a)	$1,100,000	$1,182,555
Hercules Capital, Inc.
4.625% 10/23/22	2,910,000	2,956,535
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	710,000	743,466
		6,445,875
Real Estate Investment Trusts (REITS) — 2.3%
American Tower Trust #1
3.652% 3/15/48 (a)	1,910,000	2,093,643
Highwoods Realty LP
4.125% 3/15/28	475,000	532,497
Host Hotels & Resorts LP
3.500% 9/15/30	2,120,000	2,226,979
Kimco Realty Corp.
4.125% 12/01/46	710,000	805,337
4.450% 9/01/47	800,000	959,084
SBA Tower Trust
1.884% 7/15/50 (a)	1,441,000	1,459,537
Service Properties Trust
4.500% 6/15/23	760,000	779,000
4.950% 10/01/29	1,155,000	1,139,119
Spirit Realty LP
2.700% 2/15/32	550,000	545,869
3.200% 1/15/27	2,280,000	2,425,861
3.400% 1/15/30	515,000	549,449
4.000% 7/15/29	1,290,000	1,430,743
4.450% 9/15/26	133,000	148,388
STORE Capital Corp.
2.750% 11/18/30	370,000	372,852
4.625% 3/15/29	1,881,000	2,141,281
Tanger Properties LP
3.875% 12/01/23	579,000	612,116
VEREIT Operating Partnership LP
3.100% 12/15/29	2,790,000	2,981,247
3.400% 1/15/28	365,000	397,262
WEA Finance LLC
2.875% 1/15/27 (a)	1,480,000	1,528,320
		23,128,584
Retail — 0.4%
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (a)	2,620,000	2,800,125
O’Reilly Automotive, Inc.
4.200% 4/01/30	900,000	1,037,166
		3,837,291
Software — 0.5%
Microsoft Corp.
2.921% 3/17/52	2,064,000	2,190,752

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MSCI, Inc.
3.625% 11/01/31 (a)	$1,630,000	$1,671,891
Oracle Corp.
3.600% 4/01/50	1,000,000	1,029,121
		4,891,764
Telecommunications — 1.6%
AT&T, Inc.
3.500% 9/15/53 (a)	328,000	329,807
3.550% 9/15/55 (a)	5,153,000	5,180,105
Crown Castle Towers LLC
3.222% 5/15/42 (a)	1,700,000	1,703,441
4.241% 7/15/48 (a)	2,750,000	3,106,487
NBN Co., Ltd.
2.625% 5/05/31 (a)	1,495,000	1,533,137
Qwest Corp
6.750% 12/01/21	725,000	742,219
Telefonica Emisiones SAU
4.665% 3/06/38	1,105,000	1,298,567
Verizon Communications, Inc.
2.875% 11/20/50	755,000	721,040
2.987% 10/30/56	1,257,000	1,182,727
		15,797,530
Transportation — 0.2%
Canadian Pacific Railway Co.
2.050% 3/05/30	648,000	645,635
CSX Corp.
4.750% 11/15/48	650,000	841,378
Norfolk Southern Corp.
4.050% 8/15/52	860,000	1,017,635
		2,504,648
Trucking & Leasing — 0.1%
GATX Corp.
1.900% 6/01/31	660,000	629,127

TOTAL CORPORATE DEBT (Cost $354,189,431)		377,809,576

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.9%
Automobile Asset-Backed Securities — 2.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	1,271,000	1,291,553
CarMax Auto Owner Trust
Series 2020-4, Class D, 1.750% 4/15/27	3,900,000	3,929,343
Series 2019-3, Class D, 2.850% 1/15/26	1,974,000	2,045,309

	Principal Amount	Value
Carvana Auto Receivables Trust
Series 2021-P1, Class D, 1.820% 12/10/27	$1,749,000	$1,746,613
Series 2019-4A, Class D, 3.070% 7/15/25 (a)	1,625,000	1,688,368
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B
3.950% 11/14/28 (a)	1,774,000	1,891,535
Santander Drive Auto Receivables Trust 2021-2, Series 2021-2, Class D
1.350% 7/15/27	4,000,000	4,004,082
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	1,087,000	1,128,333
Westlake Automobile Receivables Trust, Series 2021-1A, Class E
2.330% 8/17/26 (a)	3,226,000	3,219,539
		20,944,675
Commercial Mortgage-Backed Securities — 9.8%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.249% VRN 7/05/40 (a) (e)	4,270,000	4,514,069
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
1.423% FRN 9/15/34 (a)	670,000	669,172
BANK, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (e)	2,100,000	1,970,725
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (e)	2,250,000	2,439,983
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (e)	1,610,000	1,673,468
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (e)	1,370,000	1,353,129
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM,
5.513% VRN 1/12/45 (e)	353,542	349,959
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (e)	2,200,000	2,224,759
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (e)	3,587,000	3,528,567
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (e)	2,500,000	2,411,500
BGME Trust 2021-VR
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (e)	12,518,000	12,455,530

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (e)	$2,800,000	$2,732,456
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.573% FRN 7/15/35 (a)	2,760,000	2,760,007
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.673% FRN 12/15/36 (a)	3,995,499	3,995,497
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.773% FRN 11/15/35 (a)	1,876,000	1,876,586
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.873% FRN 10/15/36 (a)	1,565,204	1,566,669
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.073% FRN 10/15/36 (a)	1,890,195	1,891,376
BX Trust, Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800%
1.900% FRN 6/15/38 (a)	1,900,000	1,902,371
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.823% FRN 12/15/37 (a)	898,516	899,922
Century Plaza Towers
Series 2019-CPT, Class D, 3.097% VRN 11/13/39 (a) (e)	982,000	1,006,577
Series 2019-CPT, Class E, 3.097% VRN 11/13/39 (a) (e)	1,556,000	1,528,860
Cold Storage Trust, Series 2020-ICE5, Class D, 1 mo. USD LIBOR + 2.100%
2.173% FRN 11/15/37 (a)	3,440,467	3,453,370
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	951,787
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,469,023
Series 2015-CR23, Class C, 4.433% VRN 5/10/48 (e)	1,000,000	1,075,292
Series 2014-LC17, Class C, 4.729% VRN 10/10/47 (e)	2,908,000	3,055,902
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
2.223% FRN 5/15/36 (a)	570,000	571,068

	Principal Amount	Value
DROP Mortgage Trust 2021-FILE
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 2.320% FRN 4/15/26 (a)	$2,629,000	$2,637,219
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 2.820% FRN 4/15/26 (a)	908,000	911,973
Extended Stay America Trust
Series 2021-ESH, Class C, 1 mo. USD LIBOR + 1.700% 1.775% FRN 7/15/38 (a) (d)	3,700,000	3,715,024
Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250% 2.325% FRN 7/15/38 (a) (d)	2,000,000	2,014,369
Jackson Park Trust, Series 2019-LIC, Class C
3.131% 10/14/39 (a)	2,300,000	2,325,785
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.873% FRN 5/15/36 (a)	1,505,000	1,505,473
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.823% FRN 3/15/38 (a)	1,935,000	1,941,048
Manhattan West Mortgage Trust, Series 2020-1MW, Class B,
2.413% VRN 9/10/39 (a) (e)	2,122,000	2,170,644
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	969,132
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (e)	1,003,000	1,051,487
MHC Commercial Mortgage Trust
Series 2021-MHC, Class D, 1 mo. USD LIBOR + 1.601% 1.674% FRN 4/15/38 (a)	1,600,000	1,601,502
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101% 2.174% FRN 4/15/38 (a)	4,000,000	4,005,003
MKT Mortgage Trust
Series 2020-525M, Class D, 3.039% VRN 2/12/40 (a) (e)	475,000	481,612
Series 2020-525M, Class E, 3.039% VRN 2/12/40 (a) (e)	976,000	949,636
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (e)	760,000	872,315
SLG Office Trust, Series 2021-OVA, Class E
2.851% 7/15/41 (a)	3,349,000	3,288,867

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
2.173% FRN 7/15/39 (a)	$3,761,000	$3,762,128
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	450,668
		98,981,509
Other Asset-Backed Securities — 13.0%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (a)	1,759,848	1,903,688
AASET Trust, Series 2020-1A, Class A
3.351% 1/16/40 (a)	1,473,797	1,456,137
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,868,535	2,003,043
AGL CLO 7 Ltd., Series 2020-7A, Class A1, 3 mo. USD LIBOR + 1.800%
1.984% FRN 7/15/31 (a)	375,000	375,000
AIMCO CLO, Series 2019-10A, Class C, 3 mo. USD LIBOR + 2.450%
2.634% FRN 7/22/32 (a)	2,000,000	2,000,166
Anchorage Capital CLO Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.850%
2.038% FRN 7/20/31 (a)	1,500,000	1,500,000
ASSURANT CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
2.151% FRN 10/20/31 (a)	950,000	950,000
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
1.923% FRN 1/23/31 (a)	1,190,000	1,190,077
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
3.784% FRN 1/15/28 (a)	1,000,000	1,000,255
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
3.305% FRN 11/20/30 (a)	400,000	397,730
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
2.134% FRN 10/15/32 (a)	500,000	500,442
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	392,875	393,895

	Principal Amount	Value
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	$3,297,003	$3,323,616
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	624,341	635,762
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	1,150,561	1,154,233
Canyon Capital CLO Ltd.
Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.370% 1.554% FRN 10/15/32 (a)	1,400,000	1,402,979
Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750% 2.934% FRN 10/15/32 (a)	250,000	250,368
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	468,997	494,274
Series 2014-1A, Class A, 3.660% 10/15/44 (a)	823,580	829,913
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	397,337	415,720
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	914,636	967,831
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850%
3.034% FRN 7/28/28 (a)	330,000	329,996
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	1,202,119	1,200,472
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	1,173,433	1,169,225
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100%
2.284% FRN 1/15/31 (a)	900,000	900,184
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.168% FRN 4/20/31 (a)	750,000	749,069
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	522,045	530,798
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
1.370% FRN 11/16/30 (a)	2,330,000	2,330,638
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
1.388% FRN 10/20/30 (a)	2,040,000	2,040,359

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 1.934% FRN 10/15/30 (a)	$1,700,000	$1,700,107
Series 2020-1A, Class C, 3 mo. USD LIBOR + 2.800% 2.984% FRN 10/15/30 (a)	350,000	351,051
Elmwood CLO II Ltd., Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150%
1.338% FRN 4/20/34 (a)	2,800,000	2,802,520
Elmwood CLO III Ltd., Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950%
2.134% FRN 10/15/32 (a)	350,000	350,268
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	141,222	142,958
Flatiron CLO Ltd.
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 2.056% FRN 11/16/32 (a)	350,000	350,468
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.700% 2.856% FRN 11/16/32 (a)	250,000	250,717
GCI Funding I LLC, Series 2021-1, Class A
2.380% 6/18/46 (a) (f)	1,311,000	1,310,662
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,413,711	2,473,805
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,312,992	1,373,723
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	633,145	669,639
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,105,766	1,173,313
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
1.888% FRN 1/20/31 (a)	1,290,000	1,290,130
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	683,826	707,084
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	716,298	734,528
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	212,267	221,042
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	842,065	869,079
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	170,731	177,298

	Principal Amount	Value
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	$1,264,097	$1,368,744
Horizon Aircraft Finance I Ltd.
Series 2019-1, Class A, 3.721% 7/15/39 (a)	1,242,391	1,221,580
Series 2018-1, Class A, 4.458% 12/15/38 (a)	913,224	926,596
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	2,765,942	2,718,965
HPS Loan Management Ltd., Series 15A-19, Class A1, 3 mo. USD LIBOR + 1.320%
1.504% FRN 7/22/32 (a)	1,300,000	1,300,797
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380%
1.556% FRN 10/26/32 (a)	750,000	752,160
J.G. Wentworth LLC, Series 2018-2A, Class A
3.960% 10/15/75 (a)	1,299,919	1,466,814
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%
1.259% FRN 3/15/31 (a)	900,000	900,027
KREF Ltd., Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.000%
2.082% FRN 6/15/36 (a)	1,670,000	1,671,573
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	2,062,829	2,041,832
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,777,245	1,777,104
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.784% FRN 7/15/30 (a)	1,665,000	1,665,037
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 2.188% FRN 1/22/31 (a)	1,000,000	998,115
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 2.390% FRN 10/18/30 (a)	620,000	620,094
Magnetite XXVI Ltd., Series 2020-26A, Class A, 3 mo. USD LIBOR + 1.750%
1.934% FRN 7/15/30 (a)	1,500,000	1,501,027
Magnetite XXVII Ltd., Series 2020-27A, Class C, 3 mo. USD LIBOR + 2.650%
2.838% FRN 7/20/33 (a)	450,000	450,136

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	$1,336,000	$1,357,981
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	643,094
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	243,582	262,512
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	243,761	265,803
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	120,514	122,815
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
1.850% FRN 7/15/34 (a)	1,800,000	1,801,094
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,326,021
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,200,000	1,244,771
OCP CLO 2018-15 Ltd., Series 2018-15A, Class A1, 3 mo. USD LIBOR + 1.100%
1.288% FRN 7/20/31 (a)	250,000	250,072
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.552% FRN 10/22/32 (a)	1,000,000	1,001,355
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 2.872% FRN 10/22/32 (a)	500,000	500,861
OHA Loan Funding 2015-1 Ltd., Series 2015-1A, Class A1R2, 3 mo. USD LIBOR + 1.340%
1.496% FRN 11/15/32 (a)	550,000	551,113
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	1,536,000	1,567,259
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,461,746	1,457,998
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,287,170	2,307,164
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.942% FRN 2/25/23 (a)	1,270,000	1,272,361

	Principal Amount	Value
Renew, Series 2021-1, Class A
2.060% 11/20/56 (a)	$1,732,027	$1,733,652
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD LIBOR + 1.550%
1.738% FRN 4/20/34 (a)	1,500,000	1,492,093
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.274% FRN 1/15/30 (a)	2,450,000	2,450,015
Sierra Receivables Funding LLC
Series 2020-2A, Class B, 2.320% 7/20/37 (a)	673,381	683,963
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	1,403,930	1,409,425
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	533,880	546,903
SLAM 2021-1 Ltd., Series 2021-1A, Class A
2.434% 6/15/46 (a)	2,059,000	2,059,244
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.455% FRN 8/18/31 (a)	1,170,000	1,158,325
Store Master Funding LLC
Series 2021-1A, Class A3, 2.860% 6/20/51 (a)	920,000	925,445
Series 2018-1A, Class A2, 4.290% 10/20/48 (a)	1,285,214	1,336,602
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
1.292% FRN 11/25/35 (a)	2,410,576	2,339,471
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	118,146	123,118
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	428,027	465,078
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,877,367	2,094,376
Taco Bell Funding LLC, Series 2018-1A, Class A2II
4.940% 11/25/48 (a)	1,111,500	1,254,287
Thrust Engine Leasing,
Series 2021-1A, Class A, 4.163% 7/15/40 (a) (f)	2,700,000	2,699,897
Series 2021-1A, Class B, 6.121% 7/15/40 (a) (f)	1,290,000	1,289,964
Series 2021-1A, Class C, 7.386% 7/15/40 (a) (f)	1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (a)	$3,289,000	$3,396,017
Series 2018-1A, Class A2, 4.620% 6/17/48 (a)	2,420,000	2,490,873
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	2,395,714	2,542,677
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	3,708,606	3,685,960
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,937,473	1,537,306
WAVE Trust, Series 2017-1A, Class A
3.844% 11/15/42 (a)	380,185	372,674
Wendy’s Funding LLC, Series 2021-1A, Class A2I
2.370% 6/15/51 (a)	1,340,000	1,335,739
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,115,375	1,107,895
Wind River CLO Ltd.
Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.750% 1.934% FRN 7/15/30 (a)	1,150,000	1,150,024
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 1.976% FRN 11/01/31 (a)	900,000	900,077
Zaxby’s Funding LLC, Series 2021-1A, Class A2
3.238% 7/30/51 (a)	875,000	885,920
		132,124,157
Student Loans Asset-Backed Securities — 5.2%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	2,244,000	2,309,292
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,281,000	1,313,364
College Loan Corp. Trust I, Series 2007-1, Class B2,
1.627% FRN 1/25/47 (e)	900,000	720,773
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 1 mo. USD LIBOR + .800%
0.892% FRN 9/25/68 (a)	1,898,604	1,918,928
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	1,369,761	1,386,468

	Principal Amount	Value
Education Services of America
Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 6/25/48 (a)	$1,200,000	$1,172,095
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 10/25/56 (a)	1,100,000	1,083,056
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%
3.876% FRN 4/25/46	625,000	637,054
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A,
3.580% VRN 11/25/38 (a) (e)	1,063,168	1,109,058
Higher Education Funding I
Series 2004-1, Class B2, 0.000% FRN 1/01/44 (a) (e)	450,000	393,537
Series 2004-1, Class B1, 1.796% FRN 1/01/44 (a) (e)	450,000	402,325
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	547,785	549,823
Navient Private Education Loan Trust, Series 2020-IA, Class B
2.950% 4/15/69 (a)	2,352,000	2,425,554
Navient Private Education Refi Loan Trust
Series 2021-BA, Class B, 2.520% 7/15/69 (a)	2,620,000	2,652,988
Series 2019-CA, Class B, 3.670% 2/15/68 (a)	2,249,000	2,264,572
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,190,000	1,198,319
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,530,000	1,614,440
Navient Student Loan Trust
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.342% FRN 6/25/65 (a)	3,015,814	3,076,807
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.592% FRN 10/25/58	940,000	946,697
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 1.592% FRN 6/25/65 (a)	2,370,000	2,452,760
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	2,950,000	2,974,039
Navient Student Loan Trust 2021-2, Series 2021-2A, Class B, 1 mo. USD LIBOR + 1.350%
1.442% FRN 2/25/70 (a)	2,330,000	2,332,328

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.397% FRN 6/25/41	$531,955	$483,778
Series 2005-4, Class A4A, 1.145% FRN 3/22/32 (e)	266,379	256,605
Series 2019-1A, Class B, 1 mo. USD LIBOR + 1.400% 1.492% FRN 4/25/67 (a)	3,250,000	3,209,368
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	2,119,153
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.386% FRN 10/25/40	1,714,198	1,589,409
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.466% FRN 1/25/44	1,767,622	1,628,699
Series 2006-2, Class R, 0.000% 1/25/41	730,800	3,873,240
SoFi Alternative Trust, Series 2019-C, Class PT,
4.558% VRN 1/25/45 (a) (e)	3,306,431	3,522,751
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (e)	990,000	1,025,177
		52,642,457
Whole Loan Collateral Collateralized Mortgage Obligations — 1.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.063% VRN 8/25/34 (e)	13,610	13,400
CSMC 2021-NQM3, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (e)	1,330,000	1,348,046
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.498% VRN 1/25/47 (a) (e)	958,299	978,070
NewRez Warehouse Securitization Trust 2021-1, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
1.492% FRN 5/25/55 (a)	2,606,000	2,605,999
NMLT Trust NLT 2021 Inv, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (e)	5,400,000	5,418,205
PSMC Trust, Series 2018-2, Class A1,
3.500% VRN 6/25/48 (a) (e)	426,780	429,737
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (e) (f)	2,448,000	2,447,962

	Principal Amount	Value
Verus Securitization Trust
Series 2021-3, Class M1, 2.397% VRN 6/25/66 (a) (e) (f)	$3,640,000	$3,639,957
Series 2021-R3, Class M1, 2.411% VRN 4/25/64 (a) (e)	1,147,000	1,158,080
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
4.000% VRN 11/25/48 (a) (e)	293,885	298,379
		18,337,835

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $317,833,750)		323,030,633

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond
6.125% 1/18/41	2,080,000	2,461,659
Mexico Government International Bond
4.500% 4/22/29	875,000	989,590
4.750% 3/08/44	3,727,000	4,115,465
6.750% 9/27/34	685,000	910,201
		8,476,915

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,715,553)		8,476,915

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 19.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	25,568	28,773
Pass-Through Securities — 19.0%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	2,538,832	2,569,801
Pool #RA4255 2.000% 1/01/51	5,334,586	5,409,660
Pool #J13972 3.500% 1/01/26	19,741	21,090
Pool #C91344 3.500% 11/01/30	66,041	70,266
Pool #C91424 3.500% 1/01/32	37,685	40,167
Pool #RA2483 3.500% 6/01/50	7,111,641	7,516,887
Pool #C91239 4.500% 3/01/29	3,367	3,699
Pool #C91251 4.500% 6/01/29	21,294	23,392
Pool #C90939 5.500% 12/01/25	11,516	12,852
Pool #D97258 5.500% 4/01/27	8,791	9,824
Pool #C91026 5.500% 4/01/27	20,148	22,517
Pool #C91074 5.500% 8/01/27	2,237	2,504
Pool #D97417 5.500% 10/01/27	8,609	9,634

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C91128 5.500% 12/01/27	$1,198	$1,341
Pool #C91148 5.500% 1/01/28	48,625	54,416
Pool #C91176 5.500% 5/01/28	17,877	20,017
Pool #C91217 5.500% 11/01/28	5,315	5,951
Federal National Mortgage Association
Pool #775539 12 mo. USD LIBOR + 1.641% 1.891% FRN 5/01/34	13,132	13,614
Pool #MA3029 3.000% 6/01/32	1,953,871	2,060,816
Pool #MA3090 3.000% 8/01/32	801,291	845,150
Pool #AO8180 3.000% 9/01/42	14,634	15,539
Pool #AB7397 3.000% 12/01/42	91,578	97,240
Pool #AB7401 3.000% 12/01/42	76,292	81,009
Pool #AP8668 3.000% 12/01/42	103,623	110,029
Pool #AR1975 3.000% 12/01/42	21,955	23,313
Pool #AR0306 3.000% 1/01/43	6,748	7,165
Pool #AR5391 3.000% 1/01/43	40,838	43,363
Pool #AL3215 3.000% 2/01/43	74,784	79,407
Pool #AR4109 3.000% 2/01/43	65,324	69,363
Pool #AR4432 3.000% 3/01/43	33,106	35,152
Pool #AT0169 3.000% 3/01/43	152,316	161,732
Pool #AB8809 3.000% 3/01/43	38,033	40,384
Pool #MA1368 3.000% 3/01/43	143,825	152,717
Pool #AR2174 3.000% 4/01/43	141,750	150,514
Pool #AS1304 3.500% 12/01/28	747,285	798,882
Pool #MA1356 3.500% 2/01/43	5,902,860	6,366,967
Pool #CA6096 3.500% 6/01/50	6,583,805	7,002,179
Pool #FM4017 3.500% 8/01/50	580,106	610,353
Pool #AA3980 4.500% 4/01/28	41,567	44,712
Pool #CA1909 4.500% 6/01/48	3,552,245	3,832,100
Pool #AD6437 5.000% 6/01/40	290,492	330,105
Pool #AD6996 5.000% 7/01/40	1,744,164	1,982,010
Pool #AL8173 5.000% 2/01/44	760,518	863,989
Pool #AD0836 5.500% 11/01/28	38,909	43,530
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	28	28
Pool #352022 7.000% 11/15/23	1,543	1,623
Pool #374440 7.000% 11/15/23	133	139
Pool #491089 7.000% 12/15/28	5,423	5,876
Pool #480539 7.000% 4/15/29	187	210
Pool #488634 7.000% 5/15/29	1,778	2,015
Pool #500928 7.000% 5/15/29	2,873	3,289
Pool #499410 7.000% 7/15/29	1,036	1,189
Pool #510083 7.000% 7/15/29	694	790

	Principal Amount	Value
Pool #493723 7.000% 8/15/29	$2,108	$2,423
Pool #581417 7.000% 7/15/32	4,081	4,631
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 2.125% FRN 11/20/25	2,063	2,096
Pool #080136 1 year CMT + 1.500% 2.125% FRN 11/20/27	501	511
Pool #MA6038 3.000% 7/20/49	4,148,262	4,358,117
Pool #MA6283 3.000% 11/20/49	7,336,210	7,688,999
Pool #MA6409 3.000% 1/20/50	7,399,627	7,753,153
Pool #MA4321 3.500% 3/20/47	4,232,444	4,492,642
Government National Mortgage Association II TBA
2.500% 5/01/50 (d)	5,500,000	5,694,648
3.000% 7/01/49 (d)	5,675,000	5,921,065
3.500% 5/01/49 (d)	14,620,000	15,360,138
Uniform Mortgage Backed Securities TBA
2.000% 3/01/36 (d)	25,400,000	26,207,641
2.000% 1/01/51 (d)	20,200,000	20,420,937
3.000% 6/01/49 (d)	34,975,000	36,466,901
3.500% 3/01/49 (d)	14,925,000	15,713,227
		191,757,640
Whole Loans — 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350%
1.442% FRN 3/25/29	33,519	33,531

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $191,463,666)		191,819,944

U.S. TREASURY OBLIGATIONS — 9.5%
U.S. Treasury Bonds & Notes — 9.5%
U.S. Treasury Bond
2.250% 8/15/49 (g)	22,250,000	23,060,812
3.500% 2/15/39	21,300,000	26,642,376
U.S. Treasury Note
0.125% 2/15/24	25,700,000	25,536,877
0.500% 2/28/26	17,450,000	17,193,684

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
1.625% 8/15/29	$4,000,000	$4,095,080
		96,528,829

TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,753,102)		96,528,829

TOTAL BONDS & NOTES (Cost $967,955,502)		997,665,897

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $2,989,579)		2,461,309

	Number of Shares
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	2,115,648	2,115,648

TOTAL MUTUAL FUNDS (Cost $2,115,648)		2,115,648

TOTAL LONG-TERM INVESTMENTS (Cost $973,060,729)		1,002,242,854

	Principal Amount
SHORT-TERM INVESTMENTS — 13.6%
Commercial Paper — 13.4%
Agilent Tech, Inc.
0.122% 7/01/21 (a)	$10,000,000	9,999,965
American Honda Finance Corp.
0.183% 9/21/21	1,000,000	999,539
0.193% 9/07/21	10,000,000	9,996,167
0.193% 9/22/21	1,000,000	999,533
AT&T, Inc.
0.294% 7/13/21 (a)	1,000,000	999,938
0.346% 9/21/21 (a)	10,000,000	9,996,542
Duke Energy Corp.
0.132% 8/10/21 (a)	12,000,000	11,997,854
Eaton Corp.
0.142% 7/08/21 (a)	9,000,000	8,999,734
0.162% 7/08/21 (a)	1,000,000	999,970
Entergy Corp.
0.172% 9/14/21 (a)	1,000,000	999,588

	Principal Amount	Value
0.183% 8/24/21 (a)	$4,000,000	$3,998,839
Evergy Kansas
0.132% 7/01/21 (a)	2,000,000	1,999,993
Fidelity National Information Services, Inc.
0.203% 7/13/21 (a)	1,000,000	999,951
0.233% 7/26/21 (a)	10,000,000	9,998,938
Gen Dynamics Corp.
0.193% 12/07/21 (a)	1,000,000	999,276
Keurig Dr Pepper, Inc.
0.203% 9/28/21 (a)	4,000,000	3,998,100
National Rural Utilities Cooperative Finance Corp.
0.091% 7/22/21	1,000,000	999,948
Reckitt Benckiser Treasury Services PLC
0.213% 8/09/21 (a)	4,000,000	3,999,156
Sempra Energy
0.172% 7/21/21 (a)	5,000,000	4,999,580
0.172% 7/22/21 (a)	5,000,000	4,999,557
Suncor Energy, Inc.
0.223% 9/01/21 (a)	8,000,000	7,997,452
Toronto Dominion Bank
0.071% 7/14/21 (a)	10,000,000	9,999,677
Transcanada Pipelines Ltd.
0.203% 8/04/21 (a)	8,000,000	7,998,810
VW Credit, Inc.
0.142% 7/19/21 (a)	2,000,000	1,999,849
0.152% 7/22/21 (a)	6,000,000	5,999,468
0.162% 7/21/21 (a)	2,000,000	1,999,832
0.193% 9/08/21 (a)	2,000,000	1,999,273
Waste Management, Inc.
0.356% 7/01/21 (a)	5,000,000	4,999,983
		135,976,512
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (i)	2,418,630	2,418,630

TOTAL SHORT-TERM INVESTMENTS (Cost $138,390,131)		138,395,142

TOTAL INVESTMENTS — 112.6% (Cost $1,111,450,860) (j)		1,140,637,996

Other Assets/(Liabilities) — (12.6)%		(128,002,031)

NET ASSETS — 100.0%		$1,012,635,965

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $525,253,999 or 51.87% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $3,071,324 or 0.30% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,020,267 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.

(f)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $12,388,442 or 1.22% of net assets.

(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $2,418,630. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $2,467,071.

(j)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	83.7%
Cayman Islands	6.5%
United Kingdom	1.7%
Canada	1.2%
Bermuda	1.2%
Mexico	1.1%
Netherlands	0.6%
France	0.6%
Luxembourg	0.5%
Switzerland	0.3%
Australia	0.3%
Israel	0.3%
Ireland	0.3%
Finland	0.3%
Colombia	0.2%
Spain	0.1%
Saudi Arabia	0.1%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	3,700,000	$306,508	$184,971	$121,537

Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	56,100,000	$2,154,801	$2,804,608	$(649,807)
									$2,461,309	$2,989,579	$(528,270)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/21	41	$6,556,541	$34,209
U.S. Treasury Ultra Bond	9/21/21	222	40,930,255	1,846,370
U.S. Treasury Note 2 Year	9/30/21	428	94,468,961	(171,867)
U.S. Treasury Note 5 Year	9/30/21	212	26,241,939	(74,845)
				$1,633,867
Short
90 Day Eurodollar	9/13/21	17	$(4,146,456)	$(97,594)
U.S. Treasury Ultra 10 Year	9/21/21	124	(18,057,836)	(195,352)
90 Day Eurodollar	3/14/22	15	(3,657,513)	(84,987)
90 Day Eurodollar	9/19/22	14	(3,412,279)	(74,946)
90 Day Eurodollar	3/13/23	12	(2,923,010)	(57,940)
90 Day Eurodollar	12/18/23	15	(3,650,388)	(57,425)
90 Day Eurodollar	12/16/24	40	(9,722,367)	(123,133)
				$(691,377)

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.3%
CORPORATE DEBT — 52.5%
Agriculture — 1.4%
BAT Capital Corp.
4.700% 4/02/27	$820,000	$927,045
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	400,000	421,084
3.500% 2/11/23 (a)	387,000	400,122
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	900,000	828,208
		2,576,459
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	185,000	198,866
Auto Manufacturers — 2.7%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + 1.235%, FRN 1.391% 2/15/23	275,000	273,969
3.087% 1/09/23	260,000	265,200
3.350% 11/01/22	1,290,000	1,322,121
General Motors Co.
6.125% 10/01/25	135,000	159,871
General Motors Financial Co., Inc.
3.250% 1/05/23	829,000	860,200
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	449,000	480,110
Hyundai Capital America
1.500% 6/15/26 (a)	850,000	843,843
Kia Corp.
1.000% 4/16/24 (a)	465,000	467,412
Nissan Motor Acceptance Corp.
1.900% 9/14/21 (a)	200,000	200,549
		4,873,275
Auto Parts & Equipment — 0.3%
Metalsa SA de CV
4.900% 4/24/23 (a)	450,000	470,255
Banks — 12.2%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	825,000	924,772
Arab National Bank 5 year CMT + 2.974%, VRN
3.326% 10/28/30 (a)	650,000	670,638
Banco Santander SA
1.849% 3/25/26	600,000	606,972
Bank of America Corp.
3.950% 4/21/25	178,000	195,397
4.000% 1/22/25	647,000	710,214

	Principal Amount	Value
4.250% 10/22/26	$330,000	$372,789
The Bank of Nova Scotia
4.500% 12/16/25	829,000	939,400
Barclays PLC
3 mo. USD LIBOR + 1.380%, FRN 1.536% 5/16/24	485,000	493,823
5.200% 5/12/26	400,000	456,856
BPCE SA
4.625% 7/11/24 (a)	200,000	219,881
5.700% 10/22/23 (a)	1,085,000	1,201,011
Citigroup, Inc.
4.400% 6/10/25	1,320,000	1,474,821
Credit Suisse AG
6.500% 8/08/23 (a)	930,000	1,027,315
Danske Bank A/S
5.000% 1/12/22 (a)	455,000	465,548
Deutsche Bank AG SOFR + 2.159%, VRN
2.222% 9/18/24	435,000	446,697
The Goldman Sachs Group, Inc.
4.250% 10/21/25	2,490,000	2,785,712
HSBC Holdings PLC
4.250% 3/14/24	410,000	444,106
4.250% 8/18/25	483,000	535,438
4.375% 11/23/26	73,000	82,432
ING Groep NV SOFR + 1.005%, VRN
1.726% 4/01/27	407,000	410,655
JP Morgan Chase & Co. SOFR + .540%, VRN
0.824% 6/01/25	915,000	913,316
Lloyds Banking Group PLC
4.050% 8/16/23	865,000	927,460
Macquarie Group Ltd. SOFR + 1.069%, VRN
1.340% 1/12/27 (a)	525,000	520,810
Morgan Stanley
3.700% 10/23/24	850,000	927,428
4.350% 9/08/26	1,150,000	1,302,808
Natwest Group PLC 1 year CMT + .900%, VRN
1.642% 6/14/27	345,000	345,184
Sberbank of Russia Via SB Capital SA
5.250% 5/23/23 (a)	650,000	688,188
Societe Generale SA 1 year CMT + 1.100%, VRN
1.488% 12/14/26 (a)	525,000	520,246
Synchrony Bank
3.000% 6/15/22	470,000	480,581

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UBS Group AG
4.125% 9/24/25 (a)	$830,000	$924,620
Wells Fargo & Co.
SOFR + .510%, VRN 0.805% 5/19/25	189,000	188,685
4.100% 6/03/26	93,000	104,491
		22,308,294
Beverages — 0.5%
Bacardi Ltd.
4.450% 5/15/25 (a)	548,000	609,269
Molson Coors Beverage Co.
2.100% 7/15/21	230,000	230,154
		839,423
Chemicals — 1.0%
DuPont de Nemours, Inc.
4.493% 11/15/25	290,000	329,898
MEGlobal Canada ULC
5.000% 5/18/25 (a)	450,000	504,495
RPM International, Inc.
3.450% 11/15/22	8,000	8,250
Syngenta Finance NV
4.441% 4/24/23 (a)	570,000	601,685
4.892% 4/24/25 (a)	335,000	371,326
		1,815,654
Commercial Services — 1.5%
Adani Ports & Special Economic Zone Ltd.
3.375% 7/24/24 (a)	1,443,000	1,499,508
Element Fleet Management
1.600% 4/06/24 (a)	240,000	243,922
Triton Container International Ltd.
2.050% 4/15/26 (a)	950,000	953,427
		2,696,857
Computers — 0.9%
Dell International LLC/EMC Corp.
4.000% 7/15/24	414,000	450,209
5.850% 7/15/25	432,000	507,116
Genpact Luxembourg Sarl STEP
3.700% 4/01/22	635,000	647,120
		1,604,445
Distribution & Wholesale — 0.8%
Li & Fung Ltd.
4.500% 8/18/25 (a)	1,350,000	1,398,546
Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875% 8/14/24	845,000	883,915
4.500% 9/15/23	255,000	273,397

	Principal Amount	Value
Aircastle Ltd.
5.000% 4/01/23	$850,000	$909,175
Antares Holdings LP
3.950% 7/15/26 (a)	430,000	447,661
6.000% 8/15/23 (a)	473,000	512,276
Aviation Capital Group LLC
1.950% 1/30/26 (a)	480,000	480,328
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	1,000,000	1,029,934
BGC Partners, Inc.
4.375% 12/15/25	505,000	546,652
Brookfield Finance, Inc.
4.000% 4/01/24	330,000	356,624
Lazard Group LLC
3.750% 2/13/25	805,000	878,416
LeasePlan Corp. NV
2.875% 10/24/24 (a)	280,000	294,086
Park Aerospace Holdings Ltd.
5.250% 8/15/22 (a)	310,000	324,368
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (a)	233,565	228,295
Synchrony Financial
2.850% 7/25/22	355,000	363,368
		7,528,495
Electric — 1.4%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	256,222
CenterPoint Energy, Inc.
1.450% 6/01/26	255,000	255,295
National Central Cooling Co. PJSC
2.500% 10/21/27 (a)	618,000	613,417
OGE Energy Corp.
0.703% 5/26/23	225,000	224,801
Pacific Gas and Electric Co.
1.750% 6/16/22	970,000	969,436
Puget Energy, Inc.
6.000% 9/01/21	260,000	262,478
		2,581,649
Gas — 0.7%
Atmos Energy Corp.
0.625% 3/09/23	365,000	365,108
ONE Gas, Inc.
1.100% 3/11/24	960,000	960,668
		1,325,776
Housewares — 0.4%
Newell Brands, Inc. STEP
4.350% 4/01/23	689,000	721,728

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 2.8%
AmTrust Financial Services, Inc.
6.125% 8/15/23	$620,000	$625,715
Athene Global Funding
2.750% 6/25/24 (a)	820,000	859,581
Brighthouse Financial Global Funding
1.000% 4/12/24 (a)	280,000	280,560
1.550% 5/24/26 (a)	484,000	488,416
CNO Financial Group, Inc.
5.250% 5/30/25	830,000	941,558
Enstar Group Ltd.
4.500% 3/10/22	685,000	698,990
GA Global Funding Trust
1.625% 1/15/26 (a)	260,000	263,317
Trinity Acquisition PLC
3.500% 9/15/21	350,000	351,322
Unum Group
3.875% 11/05/25	620,000	678,836
		5,188,295
Internet — 0.3%
Weibo Corp.
3.500% 7/05/24	450,000	474,363
Investment Companies — 2.3%
Ares Capital Corp.
3.875% 1/15/26	535,000	573,340
4.200% 6/10/24	523,000	561,920
BlackRock TCP Capital Corp.
3.900% 8/23/24	360,000	382,854
4.125% 8/11/22	675,000	697,415
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	272,022
3.375% 4/15/24	260,000	271,279
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750% 9/15/24	445,000	465,025
Sixth Street Specialty Lending, Inc.
2.500% 8/01/26	125,000	126,754
3.875% 11/01/24	755,000	801,449
		4,152,058
Iron & Steel — 1.6%
Severstal OAO Via Steel Capital SA
3.150% 9/16/24 (a)	1,443,000	1,504,685
Steel Dynamics, Inc.
2.400% 6/15/25	165,000	172,602
Vale Overseas Ltd.
6.250% 8/10/26	1,030,000	1,240,223
		2,917,510

	Principal Amount	Value
Leisure Time — 0.1%
Harley-Davidson, Inc.
3.500% 7/28/25	$255,000	$274,925
Lodging — 0.5%
Las Vegas Sands Corp.
3.200% 8/08/24	775,000	813,448
Marriott International, Inc.
5.750% 5/01/25	161,000	185,904
		999,352
Machinery – Construction & Mining — 0.3%
The Weir Group PLC
2.200% 5/13/26 (a)	500,000	502,261
Machinery – Diversified — 0.4%
CNH Industrial Capital LLC
3.875% 10/15/21	635,000	640,934
Media — 1.2%
Cable Onda SA
4.500% 1/30/30 (a)	630,000	664,272
Sirius XM Radio, Inc.
3.875% 8/01/22 (a)	1,047,000	1,048,884
ViacomCBS, Inc.
4.750% 5/15/25	400,000	452,811
		2,165,967
Mining — 0.6%
Glencore Finance Canada Ltd. STEP
4.250% 10/25/22 (a)	254,000	265,676
Glencore Funding LLC
1.625% 4/27/26 (a)	470,000	471,803
4.125% 5/30/23 (a)	360,000	382,909
		1,120,388
Multi-National — 0.5%
Africa Finance Corp.
3.125% 6/16/25 (a)	957,000	993,251
Oil & Gas — 2.9%
Cenovus Energy, Inc.
3.000% 8/15/22	500,000	510,146
Diamondback Energy, Inc.
0.900% 3/24/23	625,000	625,212
EQT Corp.
3.000% 10/01/22	565,000	577,006
STEP 7.625% 2/01/25	320,000	373,277
Occidental Petroleum Corp.
5.500% 12/01/25	1,270,000	1,402,315
Ovintiv Exploration, Inc.
5.625% 7/01/24	505,000	562,318

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos
4.625% 9/21/23	$1,215,000	$1,268,205
		5,318,479
Packaging & Containers — 0.4%
Berry Global, Inc.
1.650% 1/15/27 (a)	670,000	664,198
Sealed Air Corp.
5.500% 9/15/25 (a)	132,000	147,015
		811,213
Pharmaceuticals — 0.7%
AbbVie, Inc.
3.800% 3/15/25	345,000	377,495
Mylan, Inc.
3.125% 1/15/23 (a)	525,000	543,874
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	240,000	239,121
Viatris, Inc.
1.650% 6/22/25 (a)	190,000	192,482
		1,352,972
Pipelines — 1.8%
Energy Transfer LP
4.200% 9/15/23	760,000	812,799
EnLink Midstream Partners LP
4.400% 4/01/24	900,000	945,000
EQM Midstream Partners LP
4.750% 7/15/23	505,000	527,094
Plains All American Pipeline LP / PAA Finance Corp.
4.500% 12/15/26	90,000	101,072
4.650% 10/15/25	760,000	850,409
		3,236,374
Real Estate — 1.2%
Country Garden Holdings Co. Ltd.
8.000% 1/27/24 (a)	1,351,000	1,420,226
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	625,000	691,319
		2,111,545
Real Estate Investment Trusts (REITS) — 1.9%
Host Hotels & Resorts LP
3.750% 10/15/23	840,000	885,489
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	290,692
Service Properties Trust
4.350% 10/01/24	935,000	941,545

	Principal Amount	Value
Tanger Properties LP
3.875% 12/01/23	$244,000	$257,956
Trust Fibra Uno
5.250% 1/30/26 (a)	680,000	765,000
Vornado Realty LP
2.150% 6/01/26	310,000	314,302
		3,454,984
Retail — 0.6%
Nordstrom, Inc.
2.300% 4/08/24 (a)	226,000	226,713
QVC, Inc.
4.375% 3/15/23	770,000	811,957
		1,038,670
Semiconductors — 0.4%
Marvell Technology, Inc.
1.650% 4/15/26 (a)	420,000	419,943
Skyworks Solutions, Inc.
0.900% 6/01/23	310,000	310,905
		730,848
Storage & Warehousing — 0.4%
GLP China Holdings Ltd.
4.974% 2/26/24 (a)	730,000	785,377
Telecommunications — 2.5%
AT&T, Inc.
1.700% 3/25/26	465,000	469,990
NBN Co. Ltd.
1.450% 5/05/26 (a)	525,000	526,413
Qwest Corp
6.750% 12/01/21	485,000	496,519
Sprint Communications, Inc.
9.250% 4/15/22	330,000	350,625
Telecom Italia SpA
5.303% 5/30/24 (a)	430,000	470,721
Telefonaktiebolaget LM Ericsson
4.125% 5/15/22	628,000	645,270
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	1,445,000	1,522,726
		4,482,264
Toys, Games & Hobbies — 0.5%
Mattel, Inc.
3.375% 4/01/26 (a)	900,000	933,750
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% 6/15/26 (a)	585,000	588,362

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Venture Capital — 0.3%
Hercules Capital, Inc.
4.625% 10/23/22	$610,000	$619,755

TOTAL CORPORATE DEBT (Cost $93,917,016)		95,833,619

MUNICIPAL OBLIGATIONS — 0.2%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR, FRN
1.076% 4/26/27	1,310	1,312
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Series 2006-2, Class B, FRN
1.430% 10/25/42 (b)	350,000	348,294

TOTAL MUNICIPAL OBLIGATIONS (Cost $346,498)		349,606

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.2%
Automobile Asset-Backed Securities — 5.6%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D
1.800% 12/18/25	947,000	965,862
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.020% 8/20/26 (a)	1,259,000	1,307,392
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	1,083,000	1,126,544
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	233,000	236,768
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	500,000	531,014
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B
3.630% 1/19/24 (a)	180,000	181,930
CarMax Auto Owner Trust, Series 2021-2, Class D
1.550% 10/15/27	558,000	561,739
Series 2019-4, Class D
2.800% 4/15/26	560,000	579,006
Carvana Auto Receivables Trust 2021-N1
Series 2021-N1, Class C, 1.300% 1/10/28	1,660,000	1,669,385

	Principal Amount	Value
Series 2021-N1, Class D, 1.500% 1/10/28	$1,243,000	$1,242,198
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	215,000	223,175
Tesla Auto Lease Trust, Series 2020-A, Class C
1.680% 2/20/24 (a)	456,000	459,892
Westlake Automobile Receivables Trust 2021-1, Series 2021-1A, Class D
1.230% 4/15/26 (a)	1,100,000	1,101,180
		10,186,085
Commercial Mortgage-Backed Securities — 5.1%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%, FRN 1.423% 9/15/34 (a)	130,000	129,839
Series 2019-BPR, Class CMP, VRN 4.024% 11/05/32 (a) (b)	370,000	359,696
Series 2019-BPR, Class DMP, VRN 4.024% 11/05/32 (a) (b)	450,000	414,000
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%, FRN
1.573% 7/15/35 (a)	500,000	500,001
BX Commercial Mortgage Trust
Series 2020-BXLP, Class D, 1 mo. USD LIBOR + 1.250%, FRN 1.323% 12/15/36 (a)	630,817	630,817
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600%, FRN 1.673% 12/15/36 (a)	744,364	744,364
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700%, FRN 1.773% 11/15/35 (a)	728,000	728,227
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800%, FRN 1.873% 10/15/36 (a)	286,064	286,332
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000%, FRN 2.073% 10/15/36 (a)	802,065	802,567
BX Trust, Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800%, FRN
1.900% 6/15/38 (a)	327,000	327,408
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%, FRN
2.223% 12/15/37 (a)	545,194	546,217

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Trust, Series 2014-CR14, Class A2
3.147% 2/10/47	$85,451	$85,379
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%, FRN
1.673% 5/15/36 (a)	200,000	200,313
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%, FRN
1.873% 5/15/36 (a)	251,000	251,079
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%, FRN
1.823% 3/15/38 (a)	372,000	373,163
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%, FRN
2.174% 4/15/38 (a)	620,000	620,775
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	250,000	253,327
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D, VRN
4.057% 8/05/34 (a) (b)	400,000	396,874
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200%, FRN 2.273% 1/15/26 (a)	616,000	622,158
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750%, FRN 2.823% 1/15/26 (a)	414,000	418,656
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%, FRN
2.173% 7/15/39 (a)	711,000	711,213
		9,402,405
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN
0.332% 10/25/34 (a)	43,034	42,693
Other Asset-Backed Securities — 18.9%
321 Henderson Receivables I LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	136,372	143,332
321 Henderson Receivables LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN
0.273% 3/15/41 (a)	20,811	20,643

	Principal Amount	Value
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	$375,585	$402,622
Affirm Asset Securitization Trust, Series 2021-Z1, Class A
1.070% 8/15/25 (a)	639,242	639,028
Ares LV CLO Ltd., Series 2020-55A, Class A1, 3 mo. USD LIBOR + 1.700%, FRN
1.884% 4/15/31 (a)	500,000	500,000
Bain Capital Credit CLO Ltd., Series 2020-2A, Class A, 3 mo. USD LIBOR + 1.850%, FRN
2.040% 7/21/31 (a)	500,000	500,000
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD LIBOR + .980%, FRN
1.168% 7/20/29 (a)	550,000	549,281
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	77,428	77,629
Series 2019-A, Class B, 3.780% 9/26/33 (a)	222,622	223,880
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	917,427	924,832
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	204,111	207,845
Capital Automotive REIT
Series 2017-1A, Class A1, 3.870% 4/15/47 (a)	237,805	238,321
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	594,514	629,090
CARS-DB4 LP, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	484,000	508,905
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	253,901	252,990
Cbam CLO Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270%, FRN
1.454% 1/15/31 (a)	500,000	500,035
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%, FRN
1.168% 4/20/31 (a)	250,000	249,690
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	96,392	98,008

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CIFC Funding 2017-IV Ltd., Series 2017-4A, Class A2R, 3 mo. USD LIBOR + 1.550%, FRN
1.638% 10/24/30 (a)	$500,000	$500,127
DataBank Issuer, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	1,003,880
Diamond Resorts Owner Trust, Series 2018-1, Class A
3.700% 1/21/31 (a)	115,726	120,529
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	84,639	87,067
Series 2016-A, Class A, 2.730% 4/25/28 (a)	147,596	150,387
Series 2017-A, Class B, 2.960% 3/25/30 (a)	250,783	248,455
Series 2014-A, Class B, VRN 3.020% 2/25/27 (a) (b)	12,440	12,533
Series 2019-A, Class C, 3.450% 1/25/34 (a)	511,568	499,978
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	47,710	48,296
Firstkey Homes 2020 Trust, Series 2021, Class E2
2.489% 8/17/28 (a) (c)	460,000	459,990
Flatiron CLO 17 Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + .980%, FRN
1.136% 5/15/30 (a)	500,000	500,272
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	2,004,612	2,002,461
GCI Funding I LLC, Series 2021-1, Class A
2.380% 6/18/46 (a) (d)	246,000	245,937
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	498,167	510,570
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	240,645	251,776
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	238,444	253,010
Series 2018-1A, Class A, VRN 3.930% 10/15/53 (a) (b)	213,304	226,417
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	140,540	144,116
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	139,783	144,267
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	286,209	300,866

	Principal Amount	Value
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	$251,851	$272,700
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	813,668	824,597
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	516,919	524,488
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	373,272	366,932
Series 2019-2, Class B, 4.458% 11/15/39 (a)	683,333	662,826
Kayne CLO, 3 mo. USD LIBOR + 1.400%, FRN
1.584% 7/15/31 (a)	350,000	349,816
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%, FRN
1.259% 3/15/31 (a)	250,000	250,008
KREF Ltd.
Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.100%, FRN 1.182% 6/15/36 (a)	736,590	736,821
Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350%, FRN 1.432% 6/15/36 (a)	1,150,000	1,150,362
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	322,406	322,381
Magnetite XXVI Ltd., Series 2020-26A, Class A, 3 mo. USD LIBOR + 1.750%, FRN
1.934% 7/15/30 (a)	750,000	750,514
Marlette Funding Trust
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	14,925	14,978
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	146,000	148,057
Mosaic Solar Loans LLC, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	193,213	210,160
Mosaic Solar Loans Trust, Series 2017-1A, Class A
4.450% 6/20/42 (a)	48,111	52,461
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%, FRN
1.540% 10/18/29 (a)	1,000,000	997,666

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%, FRN
1.576% 7/25/30 (a)	$250,000	$249,320
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	119,024	122,170
NRZ Advance Receivables Trust, Series 2020-T3, Class DT3
2.458% 10/15/52 (a)	411,000	411,625
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	400,000	402,968
Orange Lake Timeshare Trust, Series 2016-A, Class B
2.910% 3/08/29 (a)	101,481	102,421
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	281,000	286,719
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I
4.262% 9/05/48 (a)	583,500	585,430
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%, FRN
2.942% 2/25/23 (a)	250,000	250,465
RAMP Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%, FRN
1.067% 5/25/35	500,000	495,469
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3 mo. USD LIBOR + 1.190%, FRN
1.378% 10/20/30 (a)	1,000,000	1,000,226
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%, FRN
1.274% 1/15/30 (a)	400,000	400,002
SBA Tower Trust, Series 2014-2A, Class C, STEP
3.869% 10/15/49 (a)	430,000	451,837
Sierra Receivables Funding LLC
Series 2017-1A, Class A, 2.910% 3/20/34 (a)	111,996	113,268
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	81,383	83,690
Series 2018-1A, Class B, 4.036% 4/20/35	242,016	248,334
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A
3.260% 8/25/25 (a)	47,741	47,741

	Principal Amount	Value
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	$772,000	$791,099
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	511,333	528,550
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%, FRN
1.292% 11/25/35 (a)	176,384	171,181
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	829,125	844,870
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a) (d)	600,000	599,977
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD LIBOR + 1.180%, FRN
1.368% 10/20/31 (a)	400,000	400,008
Trafigura Securitisation Finance PLC, Series 2018-1A, Class B
4.290% 3/15/22 (a)	920,000	920,505
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070%, FRN
1.258% 10/20/28 (a)	747,822	748,099
Trinity Rail Leasing LP, Series 2019-1A, Class A
3.820% 4/17/49 (a)	617,868	643,321
Vantage Data Centers LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	675,000	677,072
VERDE CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%, FRN
1.284% 4/15/32 (a)	500,000	500,199
Welk Resorts LLC, Series 2017-AA, Class B
3.410% 6/15/33 (a)	84,082	83,225
Westgate Resorts LLC
Series 2017-1A, Class A, 3.050% 12/20/30 (a)	47,866	48,311
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	128,711	130,929
Willis Engine Structured Trust IV, Series 2018-A, Class A, STEP
4.750% 9/15/43 (a)	214,813	213,372
		34,564,235

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 6.6%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN
1.592% 7/25/58 (a)	$140,000	$130,137
College Ave Student Loans 2021-A LLC, Series 2021-A, Class B
2.320% 7/25/51 (a)	1,091,000	1,087,858
College Avenue Student Loans LLC
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN 1.292% 12/26/47 (a)	370,303	372,710
Series 2017-A, Class A1, FRN, 1 mo. USD LIBOR + 1.650%, FRN 1.742% 11/26/46 (a)	277,664	282,122
Series 2017-A, Class B, 4.500% 11/26/46 (a)	681,615	717,658
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN
0.674% 1/15/37	149,725	133,559
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	27,484	27,393
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	32,214	32,523
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	15,490	15,654
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	58,111	61,368
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	49,215	49,349
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN
2.142% 2/26/35 (a)	33,992	32,354
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 1 mo. USD LIBOR + .800%, FRN
0.892% 9/25/68 (a)	379,721	383,786
EdLinc Student Loan Funding, Series 2017-A, Class A, Prime - 1.150%, FRN
2.100% 12/01/47 (a)	252,324	255,402
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	124,157	127,011
Higher Education Funding I, Series 2004-1, Class B1, FRN
1.796% 1/01/44 (a) (b)	950,000	849,352

	Principal Amount	Value
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	$256,646	$254,140
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	172,101	162,527
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	191,151	191,295
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	2,200,000	2,267,415
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN
1.842% 12/26/40 (a)	58,771	58,982
Nelnet Student Loan Trust
Series 2007-2A, Class A4A2, FRN 1.497% 6/25/35 (a) (b)	600,000	594,337
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.592% 10/25/47 (a)	270,000	270,608
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN 1.592% 6/25/54 (a)	130,000	130,365
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN
0.356% 2/15/45	272,563	256,448
SLM Student Loan Trust
Series 2006-7, Class B, 3 mo. USD LIBOR + .200%, FRN 0.376% 1/27/42	822,154	748,642
Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 0.386% 10/25/40	332,048	307,876
Series 2005-6, Class B, 3 mo. USD LIBOR + .290%, FRN 0.466% 1/25/44	446,557	411,461
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 0.476% 7/25/25	63,135	62,836
Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 0.476% 1/25/41	337,919	315,002
Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 0.486% 1/25/55	132,772	123,995
Series 2006-2, Class R, 0.000% 1/25/41	139,600	739,880
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750%, FRN 0.851% 11/15/35 (a)	380,808	378,039

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN 1.201% 9/15/34 (a)	$136,513	$137,356
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150%, FRN 1.223% 5/15/26 (a)	23,497	23,506
SoFi Professional Loan Program LLC
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950%, FRN 1.042% 1/25/39 (a)	20,216	20,266
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN 1.292% 6/25/33 (a)	36,484	36,734
		12,049,946
Whole Loan Collateral Collateralized Mortgage Obligations — 6.0%
Angel Oak Mortgage Trust
Series 2020-5, Class A2, VRN 1.579% 5/25/65 (a) (b)	281,378	282,355
Series 2020-5, Class A3, VRN 2.041% 5/25/65 (a) (b)	253,618	254,809
Series 2018-3, Class A3, VRN 3.238% 5/25/59 (a) (b)	139,036	138,936
Series 2021-1, Class M1, VRN
2.215% 1/25/66 (a) (b)	314,000	315,927
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN
3.063% 8/25/34 (b)	2,592	2,552
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, VRN
2.406% 5/25/60 (a) (b)	256,991	259,884
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%, FRN
1.042% 8/25/49 (a)	670,852	671,964
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A3, VRN 3.030% 7/25/49 (a) (b)	273,472	276,362
Series 2019-IMC1, Class M1, VRN 3.170% 7/25/49 (a) (b)	391,000	396,832
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class M1
2.472% 5/25/66 (a) (d)	500,000	499,997
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3, VRN
1.538% 2/25/66 (a) (b)	974,467	978,852
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3, VRN
1.128% 5/25/65 (a) (b)	433,792	432,381

	Principal Amount	Value
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, VRN
1.657% 5/25/65 (a) (b)	$265,602	$267,111
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, VRN
3.750% 11/25/56 (a) (b)	182,725	196,133
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, 1 mo. USD LIBOR + 1.050%, FRN
1.142% 5/25/55 (a)	927,000	927,000
OBX Trust, Series 2021-NQM1, Class M1, VRN
2.219% 2/25/66 (a) (b)	333,000	334,392
Onslow Bay Financial LLC, Series 2020-INV1, Class A21, VRN
3.500% 12/25/49 (a) (b)	318,653	324,995
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, VRN
3.000% 10/25/31 (a) (b)	314,160	317,900
STAR Trust, Series 2021-1, Class A3, VRN
1.528% 5/25/65 (a) (b)	1,427,779	1,426,253
Starwood Mortgage Residential Trust, Series 2021-3, Class A3, VRN
1.518% 6/25/56 (a) (b) (d)	387,000	386,998
Series 2019-INV1, Class A3, VRN
2.916% 9/27/49 (a) (b)	532,984	539,622
Verus Securitization Trust
Series 2019-INV2, Class A3, VRN 3.219% 7/25/59 (a) (b)	813,605	824,761
Series 2019-INV3, Class M1, VRN 3.279% 11/25/59 (a) (b)	265,000	271,987
Series 2020-4, Class M1, VRN 3.291% 5/25/65 (a) (b)	548,000	563,000
		10,891,003
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $76,314,157)		77,136,367

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.7%
Pass-Through Securities — 0.0%
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641%, FRN 1.891% 5/01/34	2,501	2,593
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	17	17

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #352022 7.000% 11/15/23	$311	$327
Pool #491089 7.000% 12/15/28	1,045	1,133
Pool #500928 7.000% 5/15/29	532	609
Pool #499410 7.000% 7/15/29	197	227
Pool #510083 7.000% 7/15/29	132	150
Pool #493723 7.000% 8/15/29	396	455
Pool #581417 7.000% 7/15/32	777	882
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500%, FRN 2.125% 11/20/25	394	401
Pool #080136 1 year CMT + 1.500%, FRN 2.125% 11/20/27	92	94
		6,888
Whole Loans — 0.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, SOFR30A + 2.300%, FRN
2.318% 8/25/33 (a)	955,000	978,758
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300%, FRN
2.392% 8/25/31 (a)	260,225	261,983
		1,240,741
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,223,716)		1,247,629

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bonds & Notes — 0.7%
U.S. Treasury Note
8.000% 11/15/21 (e)	1,220,000	1,256,100

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,395,661)		1,256,100

TOTAL BONDS & NOTES (Cost $173,197,048)		175,823,321

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $147,532)		107,030

TOTAL LONG-TERM INVESTMENTS (Cost $173,344,580)		175,930,351

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.4%
Commercial Paper — 2.7%
American Honda Finance Corp.
0.183% 9/21/21	$1,000,000	$999,538
Fidelity National Information Services, Inc.
0.233% 7/26/21 (a)	2,000,000	1,999,788
Transcanada Pipelines Ltd.
0.203% 8/04/21 (a)	2,000,000	1,999,702
		4,999,028
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (f)	1,265,556	1,265,556

TOTAL SHORT-TERM INVESTMENTS (Cost $6,264,448)		6,264,584

TOTAL INVESTMENTS — 99.8% (Cost $179,609,028) (g)		182,194,935

Other Assets/(Liabilities) — 0.2%		289,519

NET ASSETS — 100.0%		$182,484,454

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $112,930,317 or 61.88% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $1,732,909 or 0.95% of net assets.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)

Maturity value of $1,265,556. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,290,957.

(g)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	66.0%
Cayman Islands	9.9%
United Kingdom	2.7%
Bermuda	2.5%
Netherlands	1.6%
Luxembourg	1.6%
Canada	1.4%
Mexico	1.4%
Ireland	1.1%
Switzerland	1.1%
France	1.1%
Indonesia	0.8%
India	0.8%
Australia	0.6%
China	0.5%
Hong Kong	0.4%
Saudi Arabia	0.4%
Panama	0.4%
Sweden	0.4%
United Arab Emirates	0.3%
Spain	0.3%
Italy	0.3%
Republic of Korea	0.3%
Denmark	0.3%
Germany	0.2%
Total Long-Term Investments	96.4%
Short-Term Investments and Other Assets and Liabilities	3.6%
Net Assets	100.0%

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,080,000	$ 107,030	$ 147,532	$ (40,502)

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	9/21/21	152	$20,078,747	$61,253

Short
90 Day Eurodollar	9/13/21	3	$(731,728)	$(17,222)
U.S. Treasury Ultra 10 Year	9/21/21	54	(7,841,215)	(107,754)
U.S. Treasury Note 2 Year	9/30/21	108	(23,836,802)	42,208
U.S. Treasury Note 5 Year	9/30/21	603	(74,694,744)	266,642
90 Day Eurodollar	3/14/22	3	(731,502)	(16,998)
90 Day Eurodollar	9/19/22	3	(731,203)	(16,060)
90 Day Eurodollar	3/13/23	2	(487,168)	(9,657)
90 Day Eurodollar	12/18/23	3	(730,078)	(11,485)
90 Day Eurodollar	12/16/24	7	(1,701,415)	(21,548)
				$108,126

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%
COMMON STOCK — 98.8%
Basic Materials — 4.0%
Chemicals — 1.7%
Amyris, Inc. (a) (b)	53,316	$872,783
Diversey Holdings Ltd. (a)	49,033	878,181
NewMarket Corp.	2,313	744,739
		2,495,703
Mining — 2.3%
Compass Minerals International, Inc.	23,590	1,397,944
Kaiser Aluminum Corp.	15,468	1,910,143
		3,308,087
		5,803,790
Communications — 3.6%
Internet — 2.9%
Overstock.com, Inc. (a)	23,599	2,175,828
Q2 Holdings, Inc. (a) (b)	19,698	2,020,621
		4,196,449
Telecommunications — 0.7%
EchoStar Corp. Class A (a)	42,403	1,029,969
		5,226,418
Consumer, Cyclical — 12.5%
Apparel — 0.5%
Carter’s, Inc.	7,504	774,188
Auto Parts & Equipment — 3.0%
Allison Transmission Holdings, Inc.	18,749	745,085
Dorman Products, Inc. (a)	16,981	1,760,421
Visteon Corp. (a)	15,949	1,928,872
		4,434,378
Entertainment — 0.6%
Cedar Fair LP (a) (c)	20,494	918,746
Retail — 8.4%
AutoNation, Inc. (a)	30,005	2,844,774
BJ’s Wholesale Club Holdings, Inc. (a) (b)	43,417	2,065,781
Denny’s Corp. (a)	87,696	1,446,107
Foot Locker, Inc.	15,887	979,115
Jack in the Box, Inc.	16,461	1,834,414
Suburban Propane Partners LP (c)	98,988	1,518,476
Texas Roadhouse, Inc.	15,655	1,506,011
		12,194,678
		18,321,990
Consumer, Non-cyclical — 26.2%
Biotechnology — 3.5%
ADC Therapeutics SA (a) (b)	10,488	255,383
Avid Bioservices, Inc. (a)	38,589	989,808

	Number of Shares	Value
Axsome Therapeutics, Inc. (a) (b)	7,161	$483,081
Berkeley Lights, Inc. (a) (b)	15,284	684,876
NeoGenomics, Inc. (a)	31,609	1,427,778
Twist Bioscience Corp. (a)	9,939	1,324,372
		5,165,298
Commercial Services — 6.0%
ASGN, Inc. (a)	29,204	2,830,744
Korn Ferry	44,435	3,223,759
Monro, Inc.	32,773	2,081,413
Paya Holdings, Inc. Class A (a)	52,362	577,029
		8,712,945
Cosmetics & Personal Care — 0.8%
The Honest Co., Inc. (a)	70,302	1,138,189
Food — 3.0%
BellRing Brands, Inc. Class A (a)	63,962	2,004,569
The Simply Good Foods Co. (a)	63,672	2,324,665
		4,329,234
Health Care – Products — 5.6%
Adaptive Biotechnologies Corp. (a)	24,086	984,154
AtriCure, Inc. (a)	25,095	1,990,786
BioLife Solutions, Inc. (a)	22,522	1,002,454
Inspire Medical Systems, Inc. (a)	11,022	2,130,112
Repligen Corp. (a)	4,831	964,364
Tandem Diabetes Care, Inc. (a)	12,102	1,178,735
		8,250,605
Health Care – Services — 4.9%
Addus HomeCare Corp. (a)	17,479	1,524,868
LHC Group, Inc. (a)	11,036	2,210,069
Ortho Clinical Diagnostics Holdings PLC Class H (a)	39,327	841,991
Tenet Healthcare Corp. (a)	38,256	2,562,770
		7,139,698
Household Products & Wares — 0.9%
Acco Brands Corp.	147,993	1,277,180
Pharmaceuticals — 1.5%
Collegium Pharmaceutical, Inc. (a)	33,831	799,765
Heska Corp. (a) (b)	6,123	1,406,637
		2,206,402
		38,219,551
Energy — 0.9%
Oil & Gas — 0.9%
CNX Resources Corp. (a)	94,327	1,288,507
Financial — 19.3%
Banks — 5.5%
The Bank of NT Butterfield & Son Ltd.	37,476	1,328,524
BankUnited, Inc.	40,526	1,730,055

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cathay General Bancorp	33,669	$1,325,212
FB Financial Corp.	18,607	694,413
Heritage Financial Corp.	40,813	1,021,141
Signature Bank	5,299	1,301,700
Silvergate Capital Corp. Class A (a)	5,003	566,940
		7,967,985
Diversified Financial Services — 3.9%
Federated Hermes, Inc.	39,465	1,338,258
Focus Financial Partners, Inc. Class A (a)	39,997	1,939,855
Stifel Financial Corp.	37,194	2,412,403
		5,690,516
Real Estate Investment Trusts (REITS) — 4.3%
DiamondRock Hospitality Co. (a)	134,638	1,305,989
EPR Properties (a)	22,631	1,192,201
Four Corners Property Trust, Inc.	71,920	1,985,711
National Storage Affiliates Trust	35,688	1,804,385
		6,288,286
Savings & Loans — 5.6%
Berkshire Hills Bancorp, Inc.	34,610	948,660
OceanFirst Financial Corp.	49,581	1,033,268
Pacific Premier Bancorp, Inc.	42,185	1,784,003
Sterling Bancorp	78,882	1,955,485
WSFS Financial Corp.	54,086	2,519,867
		8,241,283
		28,188,070
Industrial — 14.7%
Building Materials — 2.4%
Masonite International Corp. (a)	13,837	1,546,838
Summit Materials, Inc. Class A (a)	57,136	1,991,190
		3,538,028
Electrical Components & Equipment — 1.8%
Energizer Holdings, Inc.	28,448	1,222,695
EnerSys	14,349	1,402,328
		2,625,023
Electronics — 1.3%
Atkore, Inc. (a)	27,581	1,958,251
Engineering & Construction — 1.9%
Comfort Systems USA, Inc.	12,189	960,371
TopBuild Corp. (a)	8,957	1,771,516
		2,731,887
Machinery – Diversified — 0.7%
Curtiss-Wright Corp.	8,551	1,015,517
Metal Fabricate & Hardware — 2.9%
Rexnord Corp.	60,603	3,032,574
Valmont Industries, Inc.	4,875	1,150,744
		4,183,318

	Number of Shares	Value
Miscellaneous - Manufacturing — 1.3%
EnPro Industries, Inc.	18,718	$1,818,453
Packaging & Containers — 0.7%
Silgan Holdings, Inc.	25,483	1,057,544
Transportation — 1.7%
CryoPort, Inc. (a) (b)	25,576	1,613,846
Hub Group, Inc. Class A (a)	13,572	895,480
		2,509,326
		21,437,347
Technology — 12.9%
Computers — 2.5%
CACI International, Inc. Class A (a)	7,057	1,800,382
KBR, Inc.	49,764	1,898,496
		3,698,878
Semiconductors — 4.7%
Allegro MicroSystems, Inc. (a)	29,240	809,948
Brooks Automation, Inc.	26,625	2,536,830
MKS Instruments, Inc.	10,484	1,865,628
Semtech Corp. (a)	23,936	1,646,797
		6,859,203
Software — 5.7%
1Life Healthcare, Inc. (a)	30,223	999,172
Bottomline Technologies de, Inc. (a)	37,037	1,373,332
Envestnet, Inc. (a)	11,526	874,362
Everbridge, Inc. (a)	5,008	681,489
j2 Global, Inc. (a)	24,981	3,436,137
Olo, Inc. Class A (a)	24,744	925,178
		8,289,670
		18,847,751
Utilities — 4.7%
Electric — 2.7%
Avista Corp.	44,087	1,881,193
Evoqua Water Technologies Corp. (a)	62,058	2,096,319
		3,977,512
Gas — 2.0%
National Fuel Gas Co.	38,215	1,996,734
Northwest Natural Holding Co.	17,053	895,623
		2,892,357
		6,869,869

TOTAL COMMON STOCK (Cost $91,701,481)		144,203,293

TOTAL EQUITIES (Cost $91,701,481)		144,203,293

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	951,818	$951,818

TOTAL MUTUAL FUNDS (Cost $951,818)		951,818

TOTAL LONG-TERM INVESTMENTS (Cost $92,653,299)		145,155,111
	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (e)	$1,943,442	1,943,442

TOTAL SHORT-TERM INVESTMENTS (Cost $1,943,442)		1,943,442

TOTAL INVESTMENTS — 100.8% (Cost $94,596,741) (f)		147,098,553

Other Assets/(Liabilities) — (0.8)%		(1,124,658)

NET ASSETS — 100.0%		$145,973,895

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $4,178,392 or 2.86% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,321,573 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $1,943,442. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,982,312.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%
COMMON STOCK — 99.9%
Basic Materials — 6.8%
Chemicals — 5.9%
Dow, Inc.	38,984	$2,466,907
Mining — 0.9%
Alcoa Corp. (a)	9,745	359,006
		2,825,913
Communications — 29.6%
Internet — 28.6%
Airbnb, Inc. Class A (a)	7,662	1,173,359
Bumble, Inc. (a)	2,751	158,458
Chewy, Inc. Class A (a) (b)	4,351	346,818
DoorDash, Inc., Class A (a)	1,845	329,019
Lyft, Inc. Class A (a)	13,384	809,464
Marqeta, Inc. Class A (a)	2,372	66,582
Pinterest, Inc. Class A (a)	28,561	2,254,891
Snap, Inc. Class A (a)	48,978	3,337,361
Uber Technologies, Inc. (a)	61,802	3,097,516
Vimeo, Inc. (a)	8,081	395,969
		11,969,437
Media — 1.0%
Altice USA, Inc. Class A (a)	12,012	410,089
		12,379,526
Consumer, Cyclical — 6.4%
Apparel — 0.3%
Kontoor Brands, Inc.	2,466	139,107
Auto Manufacturers — 0.3%
TuSimple Holdings, Inc. Class A (a)	1,738	123,815
Auto Parts & Equipment — 0.8%
Adient PLC (a)	4,917	222,249
Veoneer, Inc. (a) (b)	4,901	112,968
		335,217
Distribution & Wholesale — 1.5%
IAA, Inc. (a)	7,033	383,580
Resideo Technologies, Inc. (a)	7,507	225,210
		608,790
Entertainment — 2.0%
Madison Square Garden Entertainment Corp. (a)	921	77,336
Penn National Gaming, Inc. (a)	7,752	592,951
Warner Music Group Corp. Class A (b)	4,881	175,911
		846,198
Lodging — 1.3%
Hilton Grand Vacations, Inc. (a)	4,464	184,765
Wyndham Hotels & Resorts, Inc.	4,874	352,341
		537,106

	Number of Shares	Value
Retail — 0.2%
Petco Health & Wellness Co., Inc. (a)	3,782	$84,755
		2,674,988
Consumer, Non-cyclical — 14.3%
Biotechnology — 5.0%
Corteva, Inc.	38,468	1,706,056
Maravai LifeSciences Holdings, Inc. Class A (a)	5,073	211,696
Royalty Pharma PLC Class A (b)	4,511	184,906
		2,102,658
Commercial Services — 0.6%
Affirm Holdings, Inc. (a) (b)	2,619	176,390
Driven Brands Holdings, Inc. (a)	1,660	51,327
		227,717
Food — 1.5%
Lamb Weston Holdings, Inc.	7,634	615,758
Health Care – Products — 2.4%
Avantor, Inc. (a)	27,039	960,155
Varex Imaging Corp. (a)	2,051	55,008
		1,015,163
Health Care – Services — 1.3%
agilon health, Inc. (a)	2,448	99,315
Ortho Clinical Diagnostics Holdings PLC Class H (a)	4,168	89,237
PPD, Inc. (a)	5,682	261,883
Sotera Health Co. (a)	3,838	92,995
		543,430
Household Products & Wares — 0.2%
Reynolds Consumer Products, Inc.	2,846	86,376
Pharmaceuticals — 3.3%
Covetrus, Inc. (a)	5,204	140,508
Elanco Animal Health, Inc. (a)	24,685	856,323
Organon & Co. (a)	13,205	399,583
		1,396,414
		5,987,516
Energy — 1.6%
Energy – Alternate Sources — 0.6%
Array Technologies, Inc. (a)	5,700	88,920
Shoals Technologies Group, Inc. Class A (a)	4,150	147,325
		236,245
Oil & Gas Services — 0.6%
ChampionX Corp. (a)	9,772	250,652
Pipelines — 0.4%
Equitrans Midstream Corp.	21,217	180,556
		667,453

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 11.4%
Diversified Financial Services — 1.4%
Rocket Cos., Inc. Class A	7,122	$137,811
Tradeweb Markets, Inc. Class A	5,467	462,289
		600,100
Insurance — 3.0%
Athene Holding Ltd. Class A (a)	6,504	439,020
Brighthouse Financial, Inc. (a)	4,477	203,883
Equitable Holdings, Inc.	20,116	612,532
		1,255,435
Real Estate — 0.3%
Newmark Group, Inc. Class A	8,513	102,241
Real Estate Investment Trusts (REITS) — 6.7%
Apartment Income REIT Corp.	8,184	388,167
Invitation Homes, Inc.	29,624	1,104,679
JBG SMITH Properties	5,765	181,655
Park Hotels & Resorts, Inc. (a)	12,342	254,369
VICI Properties, Inc. (b)	28,027	869,398
		2,798,268
		4,756,044
Industrial — 15.0%
Building Materials — 5.7%
The AZEK Co., Inc (a)	7,349	312,039
Carrier Global Corp.	42,630	2,071,818
		2,383,857
Electronics — 4.3%
Fortive Corp.	17,667	1,232,097
nVent Electric PLC	8,751	273,381
Vontier Corp.	8,809	286,997
		1,792,475
Engineering & Construction — 0.9%
Arcosa, Inc.	2,514	147,672
frontdoor, Inc. (a)	4,472	222,795
		370,467
Machinery – Diversified — 4.1%
Otis Worldwide Corp.	21,052	1,721,422
		6,268,221
Technology — 14.8%
Software — 14.8%
AppLovin Corp. (a)	1,357	102,006
Avaya Holdings Corp. (a)	3,972	106,847
C3.ai, Inc. (a)	864	54,026
Concentrix Corp. (a)	2,173	349,418
Dropbox, Inc. Class A (a)	15,436	467,865
Oscar Health, Inc. (a)	1,978	42,527
Playtika Holding Corp. (a)	3,634	86,635
Qualtrics International Inc (a)	3,002	114,826

	Number of Shares	Value
ROBLOX Corp. Class A (a)	2,155	$193,907
Snowflake, Inc. Class A (a)	3,245	784,641
UiPath, Inc. Class A (a)	1,140	77,440
Zoom Video Communications, Inc. Class A (a)	9,103	3,523,134
ZoomInfo Technologies, Inc. Class A (a) (b)	5,386	280,988
		6,184,260
		6,184,260

TOTAL COMMON STOCK (Cost $33,281,424)		41,743,921

TOTAL EQUITIES (Cost $33,281,424)		41,743,921

MUTUAL FUNDS — 1.4%
Diversified Financial Services — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	584,551	584,551

TOTAL MUTUAL FUNDS (Cost $584,551)		584,551

TOTAL LONG-TERM INVESTMENTS (Cost $33,865,975)		42,328,472

TOTAL INVESTMENTS — 101.3% (Cost $33,865,975) (d)		42,328,472

Other Assets/(Liabilities) — (1.3)%		(549,527)

NET ASSETS — 100.0%		$41,778,945

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $1,795,532 or 4.30% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,249,662 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%
COMMON STOCK — 92.4%
Bermuda — 0.4%
Credicorp Ltd. (a)	3,881	$470,028
Brazil — 4.7%
Ambev SA	205,113	703,944
B3 SA - Brasil Bolsa Balcao	202,359	684,322
Lojas Renner SA	50,500	449,076
Vale SA Sponsored ADR	144,655	3,299,581
		5,136,923
Cayman Islands — 27.0%
Alibaba Group Holding Ltd. (a)	900	25,500
Alibaba Group Holding Ltd. Sponsored ADR (a)	6,157	1,396,284
BeiGene Ltd. (a)	3,609	1,238,573
Blue Moon Group Holdings Ltd. (b)	111,432	157,521
Budweiser Brewing Co. APAC Ltd. (b)	211,800	666,659
Full Truck Alliance Co. Ltd. (a)	25,997	529,819
Hansoh Pharmaceutical Group Co. Ltd. (b)	18,000	78,594
Huazhu Group Ltd. ADR (a) (c)	59,835	3,159,886
Innovent Biologics, Inc. (a) (b)	35,000	408,207
Kuaishou Technology (a) (b)	30,500	765,220
Meituan Class B (a) (b)	64,200	2,651,561
NetEase, Inc. ADR	16,393	1,889,293
New Horizon Health Ltd. (a) (b)	24,000	244,499
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	94,761	776,093
OneConnect Financial Technology Co. Ltd. (a)	30,984	372,428
Pagseguro Digital Ltd. Class A (a) (c)	12,549	701,740
Pinduoduo, Inc. ADR (a)	16,845	2,139,652
Sunny Optical Technology Group Co. Ltd.	6,900	217,499
TAL Education Group Sponsored ADR (a)	15,297	385,943
Tencent Holdings Ltd.	95,109	7,154,017
Tencent Music Entertainment Group ADR (a)	36,499	565,004
Wuxi Biologics Cayman, Inc. (a) (b)	111,500	2,043,660
Zai Lab Ltd. ADR (a)	2,530	447,785
ZTO Express Cayman, Inc.	4,637	140,188
ZTO Express Cayman, Inc. ADR	57,971	1,759,420
		29,915,045
Chile — 0.6%
Falabella SA	146,258	651,020

	Number of Shares	Value
China — 2.5%
Contemporary Amperex Technology Co. Ltd. Class A	2,300	$190,493
Gree Electric Appliances, Inc. of Zhuhai Class A	45,100	363,758
Jiangsu Hengrui Medicine Co. Ltd. Class A	42,824	450,590
Ping An Insurance Group Co. of China Ltd. Class A	161,162	1,603,621
Remegen Co. Ltd. (a) (b)	10,659	161,777
		2,770,239
Colombia — 0.3%
Grupo Aval Acciones y Valores SA (c)	57,820	329,574
Egypt — 0.5%
Commercial International Bank Egypt SAE (a)	169,690	567,618
France — 4.6%
Kering SA	4,235	3,705,924
LVMH Moet Hennessy Louis Vuitton SE	72	56,532
Pernod Ricard SA	6,017	1,335,524
		5,097,980
Hong Kong — 3.3%
AIA Group Ltd.	294,400	3,659,004
India — 13.3%
Godrej Properties Ltd. (a)	13,286	249,452
Havells India Ltd.	6,811	90,055
HDFC Bank Ltd.	25,633	516,661
HDFC Life Insurance Co. Ltd. (b)	25,449	235,771
Housing Development Finance Corp. Ltd.	145,237	4,850,482
Infosys Ltd.	71,250	1,502,977
Kotak Mahindra Bank Ltd. (a)	135,214	3,103,810
Oberoi Realty Ltd. (a)	53,869	456,254
Tata Consultancy Services Ltd.	60,829	2,745,056
Zee Entertainment Enterprises Ltd.	315,798	913,281
		14,663,799
Indonesia — 1.2%
Bank Central Asia Tbk PT	368,500	765,612
Bank Rakyat Indonesia Persero Tbk PT	914,000	248,356
Indocement Tunggal Prakarsa Tbk PT	218,397	155,069
Semen Indonesia Persero Tbk PT	187,200	122,654
		1,291,691
Italy — 1.7%
Moncler SpA	8,069	546,217
PRADA SpA	173,900	1,320,326
		1,866,543

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Luxembourg — 0.2%
InPost SA (a)	11,662	$234,298
Mexico — 5.7%
Alsea SAB de CV (a)	159,285	285,265
Fomento Economico Mexicano SAB de CV	198,818	1,681,685
Fomento Economico Mexicano SAB de CV Sponsored ADR	4,527	382,577
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	16,984	312,697
Grupo Mexico SAB de CV Series B	501,948	2,365,959
Wal-Mart de Mexico SAB de CV	404,044	1,319,720
		6,347,903
Netherlands — 3.0%
Yandex NV Class A (a)	46,598	3,296,809
Philippines — 2.1%
Ayala Land, Inc.	994,600	734,592
SM Investments Corp.	58,435	1,196,406
SM Prime Holdings, Inc.	515,112	385,341
		2,316,339
Republic of Korea — 2.5%
Samsung Biologics Co. Ltd. (a) (b)	2,222	1,658,591
Samsung Electronics Co. Ltd.	15,594	1,117,705
		2,776,296
Russia — 4.8%
Novatek PJSC Sponsored GDR Registered (b)	19,370	4,250,237
Novatek PJSC Sponsored GDR Registered (b)	1	219
Polyus PJSC (a)	2,773	536,257
Polyus PJSC GDR (b) (d)	2,690	260,258
Polyus PJSC GDR (b) (d)	36	3,483
Sberbank of Russia PJSC	55,417	230,952
		5,281,406
South Africa — 0.6%
FirstRand Ltd.	174,444	654,930
Switzerland — 1.9%
Cie Financiere Richemont SA Registered	17,657	2,137,771
Taiwan — 7.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	383,000	8,178,914
Turkey — 0.4%
Akbank TAS	495,533	301,302
Turkiye Garanti Bankasi AS	184,307	176,191
		477,493
United Kingdom — 0.3%
Prudential PLC	18,822	357,126

	Number of Shares	Value
United States — 3.4%
Yum China Holdings, Inc.	56,637	$3,752,201

TOTAL COMMON STOCK (Cost $79,042,772)		102,230,950

PREFERRED STOCK — 6.3%
Brazil — 2.0%
Banco Bradesco SA 3.340%	153,810	795,676
Lojas Americanas SA 0.640%	322,922	1,401,073
		2,196,749
India — 0.0%
Zee Entertainment Enterprises Ltd.
6.000%	503,840	13,489
Singapore — 4.3%
Grab Holdings, Inc., Series H (Acquired 6/18/19, Cost $2,160,355) (a) (d) (e) (f)	350,542	4,809,436

TOTAL PREFERRED STOCK (Cost $4,531,521)		7,019,674

TOTAL EQUITIES (Cost $83,574,293)		109,250,624

MUTUAL FUNDS — 0.2%
United States — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	178,800	178,800

TOTAL MUTUAL FUNDS (Cost $178,800)		178,800

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	48,648	32,598

TOTAL WARRANTS (Cost $0)		32,598

TOTAL LONG-TERM INVESTMENTS (Cost $83,753,093)		109,462,022

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (h)	$2,123,598	$2,123,598

TOTAL SHORT-TERM INVESTMENTS (Cost $2,123,598)		2,123,598

TOTAL INVESTMENTS — 100.8% (Cost $85,876,691) (i)		111,585,620

Other Assets/(Liabilities) — (0.8)%		(925,204)

NET ASSETS — 100.0%		$110,660,416

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $13,586,257 or 12.28% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $4,041,368 or 3.65% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,949,596 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $5,073,177 or 4.58% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)

Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $4,809,436 or 4.35% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $2,123,598. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $2,166,121.

(i)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	20.0%
Consumer, Cyclical	18.4%
Communications	17.1%
Technology	14.3%
Consumer, Non-cyclical	11.6%
Industrial	7.7%
Basic Materials	5.8%
Energy	3.8%
Mutual Funds	0.2%
Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML U.S. Government Money Market Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
Discount Notes — 72.4%
Federal Farm Credit Bank
0.051% 12/10/21, 12/10/21 (a)	$900,000	$899,798
0.061% 1/03/22, 1/03/22 (a)	385,000	384,881
0.066% 10/19/21, 10/19/21 (a)	5,300,000	5,298,947
Federal Home Loan Bank
SOFR + .005% 0.000% FRN, 7/01/21, 7/26/21 (a)	8,000,000	8,000,000
SOFR + .020% 0.000% FRN, 7/01/21, 8/23/21 (a)	15,000,000	15,000,000
SOFR + .005% 0.000% FRN, 7/01/21, 12/20/21 (a)	10,000,000	10,000,000
SOFR + .060% 0.000% FRN, 7/01/21, 2/11/22 (a)	6,500,000	6,500,000
SOFR + .055% 0.000% FRN, 7/01/21, 5/13/22 (a)	10,000,000	10,000,000
0.002% 7/15/21, 7/15/21 (a)	3,000,000	2,999,998
0.005% 7/07/21, 7/07/21 (a)	11,000,000	10,999,991
0.009% 8/18/21, 8/18/21 (a)	14,000,000	13,999,832
0.010% 7/21/21, 7/21/21 (a)	1,300,000	1,299,993
0.010% 7/23/21, 7/23/21 (a)	2,900,000	2,899,982
0.010% 7/28/21, 7/28/21 (a)	3,800,000	3,799,972
0.015% 8/11/21, 8/11/21 (a)	1,000,000	999,983
0.015% 8/27/21, 8/27/21 (a)	5,000,000	4,999,881
0.030% 9/08/21, 9/08/21 (a)	1,000,000	999,943
0.030% 10/27/21, 10/27/21 (a)	2,500,000	2,499,754
0.034% 10/06/21, 10/06/21 (a)	4,000,000	3,999,644
0.035% 11/10/21, 11/10/21 (a)	5,000,000	4,999,377
0.036% 9/29/21, 9/29/21 (a)	200,000	199,983
0.036% 12/08/21, 12/08/21 (a)	3,000,000	2,999,533
0.037% 11/03/21, 11/03/21 (a)	8,500,000	8,498,937
0.038% 10/15/21, 10/15/21 (a)	1,000,000	999,891
0.051% 8/25/21, 8/25/21 (a)	600,000	599,954
0.054% 8/13/21, 8/13/21 (a)	3,000,000	2,999,810
0.056% 8/13/21, 8/13/21 (a)	2,200,000	2,199,855
0.056% 8/18/21, 8/18/21 (a)	2,900,000	2,899,787
Federal Home Loan Mortgage Corp. SOFR + .150% (0.147)% FRN, 7/01/21, 3/04/22(a)	1,000,000	1,000,994
		132,980,720
Repurchase Agreement — 8.2%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 6/30/21, 0.040%, due 7/01/21 (b)	15,000,000	15,000,000
U.S. Treasury Bill — 19.4%
U.S. Treasury Bill
0.011% 7/13/21 (c)	15,000,000	14,999,947

	Principal Amount	Value
0.035% 11/04/21 (c)	$900,000	$899,892
0.041% 8/19/21 (c)	10,700,000	10,699,410
0.042% 7/27/21 (c)	4,000,000	3,999,880
0.058% 8/26/21 (c)	5,000,000	4,999,553
		35,598,682
TOTAL SHORT-TERM INVESTMENTS (Cost $183,579,402)		183,579,402

TOTAL INVESTMENTS — 100.0% (Cost $183,579,402) (d)		183,579,402

Other Assets/(Liabilities) — 0.0%		51,066

NET ASSETS — 100.0%		$183,630,468

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)

Maturity value of $15,000,016. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 8/15/37, and an aggregate market value, including accrued interest, of $15,300,000.

(c)	The rate shown represents yield-to-maturity.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements
Statements of Assets and Liabilities June 30, 2021 (Unaudited)

	MML Blend Fund	MML Dynamic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$864,748,516	$307,687,705
Repurchase agreements, at value (Note 2) (b)	103,774	3,910,637
Other short-term investments, at value (Note 2) (c)	—	—
Total investments (d)	864,852,290	311,598,342
Cash	—	—
Foreign currency, at value (e)	—	—
Receivables from:
Investments sold
Regular delivery	13,946,852	1,195,010
Delayed delivery	—	20,075
Fund shares sold	127,815	121
Investment adviser (Note 3)	—	—
Interest and dividends	30,208	1,466,270
Foreign taxes withheld	—	—
Open swap agreements, at value (Note 2)	—	—
Total assets	878,957,165	314,279,818
Liabilities:
Payables for:
Investments purchased
Regular delivery	12,650,893	1,003,493
Delayed delivery	—	1,912,029
Collateral held for open swap agreements (Note 2)	—	—
Collateral held for open purchased options (Note 2)	—	—
Interest and dividends	—	—
Fund shares repurchased	277,645	154,606
Collateral held for securities on loan (Note 2) (f)	43,034,645	1,618,683
Trustees’ fees and expenses (Note 3)	171,339	31,928
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	—	42,104
Investment advisory fees	298,847	112,276
Service fees	125,728	8,108
Due to custodian	—	77,393
Commitment and Contingent Liabilities (Note 9)	—	—
Accrued expense and other liabilities	119,145	171,107
Total liabilities	56,678,242	5,131,727
Net assets	$822,278,923	$309,148,091
Net assets consist of:
Paid-in capital	$510,250,840	$293,775,033
Accumulated Gain (Loss)	312,028,083	15,373,058
Net assets	$822,278,923	$309,148,091

(a)	Cost of investments:	$786,333,142	$305,519,781
(b)	Cost of repurchase agreements:	$103,774	$3,910,637
(c)	Cost of other short-term investments:	$—	$—
(d)	Securities on loan with market value of:	$42,122,531	$2,068,027
(e)	Cost of foreign currency:	$—	$—
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund	MML Equity Momentum Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund

$898,751,165	$44,967,474	$48,472,172	$93,924,114	$271,404,558
5,239,347	—	—	4,168,477	5,862,588
888,189	—	—	—	55,989,197
904,878,701	44,967,474	48,472,172	98,092,591	333,256,343
2,185	31,700	68,846	—	5,057,745
11,789	—	—	99	—

12,273,375	—	79,467	1,421,358	6,106,660
—	—	—	—	—
309,115	—	—	4,678	1,962,649
—	—	—	4,314	792
634,489	7,951	32,111	1,548,833	308,099
22,380	9,089	—	—	—
—	—	—	—	5,447,116
918,132,034	45,016,214	48,652,596	101,071,873	352,139,404

13,670,814	—	79,860	1,576,172	2,411,890
—	—	—	973,988	—
—	—	—	—	4,520,000
—	—	—	—	1,610,000
—	—	—	—	207,103
798,993	58	66	35,920	47,808
2,476,928	—	12,454	2,262,638	—
212,724	1,955	2,037	18,232	73,515
—	—	—	—	11,838

—	5,808	6,542	12,940	—
327,915	23,233	19,626	51,760	172,126
65,886	1,288	1,636	30,371	29,336
—	—	—	8,254	—
—	—	—	—	—
149,087	20,093	37,089	85,131	107,771
17,702,347	52,435	159,310	5,055,406	9,191,387
$900,429,687	$44,963,779	$48,493,286	$96,016,467	$342,948,017

$606,226,861	$32,073,047	$29,629,784	$94,259,261	$302,550,937
294,202,826	12,890,732	18,863,502	1,757,206	40,397,080
$900,429,687	$44,963,779	$48,493,286	$96,016,467	$342,948,017

$651,836,152	$38,629,064	$43,954,043	$88,524,765	$268,848,173
$5,239,347	$—	$—	$4,168,477	$5,862,588
$888,189	$—	$—	$—	$55,988,074
$5,335,348	$—	$330,287	$2,327,362	$—
$11,857	$—	$—	$99	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2021 (Unaudited)

	MML Blend Fund	MML Dynamic Bond Fund
Initial Class shares:
Net assets	$615,012,168	$—
Shares outstanding (a)	22,839,023	—
Net asset value, offering price and redemption price per share	$26.93	$—
Class II shares:
Net assets	$—	$295,985,108
Shares outstanding (a)	—	28,396,356
Net asset value, offering price and redemption price per share	$—	$10.42
Service Class shares:
Net assets	$207,266,755	$—
Shares outstanding (a)	7,747,670	—
Net asset value, offering price and redemption price per share	$26.75	$—
Service Class I shares:
Net assets	$—	$13,162,983
Shares outstanding (a)	—	1,269,702
Net asset value, offering price and redemption price per share	$—	$10.37

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund	MML Equity Momentum Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund

$795,753,272	$—	$—	$—	$294,725,787
26,283,743	—	—	—	25,251,219
$30.28	$—	$—	$—	$11.67

$—	$42,851,064	$45,875,601	$45,950,494	$—
—	2,888,630	2,625,041	4,297,673	—
$—	$14.83	$17.48	$10.69	$—

$104,676,415	$—	$—	$—	$48,222,230
3,521,774	—	—	—	4,168,585
$29.72	$—	$—	$—	$11.57

$—	$2,112,715	$2,617,685	$50,065,973	$—
—	143,667	150,633	4,717,062	—
$—	$14.71	$17.38	$10.61	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2021 (Unaudited)

	MML Managed Bond Fund	MML Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$1,002,242,854	$175,930,351
Repurchase agreements, at value (Note 2) (b)	2,418,630	—
Other short-term investments, at value (Note 2) (c)	135,976,512	6,264,584
Total investments (d)	1,140,637,996	182,194,935
Cash	9,999,807	741,013
Foreign currency, at value (e)	—	—
Receivables from:
Investments sold
Regular delivery	2,783,973	—
Fund shares sold	4,272,059	860
Investment adviser (Note 3)	—	—
Variation margin on open derivative instruments (Note 2)	232,457	—
Interest and dividends	5,292,302	1,016,223
Interest tax reclaim	—	351
Foreign taxes withheld	—	—
Total assets	1,163,218,594	183,953,382
Liabilities:
Payables for:
Investments purchased
Regular delivery	9,999,728	501,028
Delayed delivery	134,646,788	459,990
Collateral held for open purchased options (Note 2)	2,595,000	150,000
Fund shares repurchased	294,103	110,190
Collateral held for securities on loan (Note 2) (f)	2,115,648	—
Trustees’ fees and expenses (Note 3)	209,305	30,420
Variation margin on open derivative instruments (Note 2)	—	31,556
Affiliates (Note 3):
Administration fees	—	24,840
Investment advisory fees	359,929	57,959
Service fees	165,449	25,151
Commitment and Contingent Liabilities (Note 9)	—	—
Accrued expense and other liabilities	196,679	77,794
Total liabilities	150,582,629	1,468,928
Net assets	$1,012,635,965	$182,484,454
Net assets consist of:
Paid-in capital	$920,340,554	$182,025,961
Accumulated Gain (Loss)	92,295,411	458,493
Net assets	$1,012,635,965	$182,484,454

(a)	Cost of investments:	$973,060,729	$173,344,580
(b)	Cost of repurchase agreements:	$2,418,630	$—
(c)	Cost of other short-term investments:	$135,971,501	$6,264,448
(d)	Securities on loan with market value of:	$3,071,324	$—
(e)	Cost of foreign currency:	$—	$—
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$145,155,111	$42,328,472	$109,462,022	$—
1,943,442	—	2,123,598	15,000,000
—	—	—	168,579,402
147,098,553	42,328,472	111,585,620	183,579,402
—	73,220	—	29,153
—	—	311,886	—

—	—	75,303	—
11,854	—	2,481	252,298
—	—	6,357	72,608
—	—	—	—
54,314	16,862	142,177	3,157
—	—	—	—
—	—	13,995	—
147,164,721	42,418,554	112,137,819	183,936,618

—	—	591,793	—
—	—	—	—
—	—	—	—
49,071	30	64,459	130,449
951,818	584,551	178,800	—
26,825	1,698	12,715	44,237
—	—	—	—

—	5,556	15,154	—
84,137	22,225	106,080	80,230
18,276	775	11,352	—
—	—	—	—
60,699	24,774	497,050	51,234
1,190,826	639,609	1,477,403	306,150
$145,973,895	$41,778,945	$110,660,416	$183,630,468

$74,672,444	$25,704,794	$56,002,083	$183,667,906
71,301,451	16,074,151	54,658,333	(37,438)
$145,973,895	$41,778,945	$110,660,416	$183,630,468

$92,653,299	$33,865,975	$83,753,093	$—
$1,943,442	$—	$2,123,598	$15,000,000
$—	$—	$—	$168,579,402
$4,178,392	$1,795,532	$4,041,368	$—
$—	$—	$312,297	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2021 (Unaudited)

	MML Managed Bond Fund	MML Short-Duration Bond Fund
Initial Class shares:
Net assets	$744,757,538	$—
Shares outstanding (a)	54,505,926	—
Net asset value, offering price and redemption price per share	$13.66	$—
Class II shares:
Net assets	$—	$142,786,722
Shares outstanding (a)	—	14,217,833
Net asset value, offering price and redemption price per share	$—	$10.04
Service Class shares:
Net assets	$267,878,427	$—
Shares outstanding (a)	19,722,701	—
Net asset value, offering price and redemption price per share	$13.58	$—
Service Class I shares:
Net assets	$—	$39,697,732
Shares outstanding (a)	—	3,971,087
Net asset value, offering price and redemption price per share	$—	$10.00

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$116,405,149	$—	$—	$183,630,468
8,888,711	—	—	183,630,716
$13.10	$—	$—	$1.00

$—	$40,508,497	$92,117,462	$—
—	2,367,895	5,960,776	—
$—	$17.11	$15.45	$—

$29,568,746	$—	$—	$—
2,310,474	—	—	—
$12.80	$—	$—	$—

$—	$1,270,448	$18,542,954	$—
—	74,769	1,201,120	—
$—	$16.99	$15.44	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Operations For the Six Months Ended June 30, 2021 (Unaudited)

	MML Blend Fund	MML Dynamic Bond Fund
Investment income (Note 2):
Dividends (a)	$5,614,366	$—
Interest (b)	—	5,503,985
Securities lending net income	143,607	241
Total investment income	5,757,973	5,504,226
Expenses (Note 3):
Investment advisory fees	1,607,890	622,728
Custody fees	44,010	37,470
Audit fees	19,610	22,547
Legal fees	14,174	6,928
Proxy fees	350	350
Shareholder reporting fees	46,349	23,390
Trustees’ fees	13,966	6,235
	1,746,349	719,648
Administration fees:
Class II	—	223,970
Service Class I	—	9,553
Distribution and Service fees:
Service Class	242,846	—
Service Class I	—	15,922
Total expenses	1,989,195	969,093
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Class II advisory fees waived	—	—
Service Class I advisory fees waived	—	—
Net expenses:	1,989,195	969,093
Net investment income (loss)	3,768,778	4,535,133
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	4,574,018	(828,162)
Futures contracts	—	—
Swap agreements	—	—
Foreign currency transactions	—	—
Net realized gain (loss)	4,574,018	(828,162)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	57,403,145	(4,276,502)
Futures contracts	—	—
Swap agreements	—	—
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	57,403,145	(4,276,502)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	61,977,163	(5,104,664)
Net increase (decrease) in net assets resulting from operations	$65,745,941	$(569,531)

(a)	Net of foreign withholding tax of:	$—	$—
(b)	Net of foreign withholding tax of:	$—	$939

The accompanying notes are an integral part of the financial statements.

MML Equity Fund	MML Equity Momentum Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund

$8,431,186	$155,438	$276,531	$10,007	$—
87	—	—	3,088,822	3,449,318
5,602	2	1,996	417	8
8,436,875	155,440	278,527	3,099,246	3,449,326

1,723,908	123,025	102,563	284,373	934,967
37,211	7,914	7,450	31,064	20,439
18,960	17,127	17,128	19,749	20,387
14,154	556	553	3,191	5,829
350	350	350	350	350
44,939	10,609	5,790	12,189	24,178
14,086	701	724	1,975	6,098
1,853,608	160,282	134,558	352,891	1,012,248

—	29,232	32,322	35,420	—
—	1,524	1,865	35,673	—

126,905	—	—	—	57,773
—	2,540	3,109	59,456	—
1,980,513	193,578	171,854	483,440	1,070,021

—	—	—	—	(8,008)
—	—	—	—	(1,294)
—	(48,722)	(10,774)	(14,976)	—
—	(2,539)	(622)	(15,020)	—
1,980,513	142,317	160,458	453,444	1,060,719
6,456,362	13,123	118,069	2,645,802	2,388,607

71,021,376	207,492	5,105,666	(582,247)	654,031
—	—	—	—	70,503
—	—	—	—	3,886,010
(4,785)	44	—	(2,540)	—
71,016,591	207,536	5,105,666	(584,787)	4,610,544

82,923,633	4,573,108	2,220,496	3,329,152	(237,041)
—	—	—	—	(84,350)
—	—	—	—	812,355
(133)	(337)	—	(73)	—
82,923,500	4,572,771	2,220,496	3,329,079	490,964
153,940,091	4,780,307	7,326,162	2,744,292	5,101,508
$160,396,453	$4,793,430	$7,444,231	$5,390,094	$7,490,115

$11,218	$—	$29	$1,766	$—
$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Operations For the Six Months Ended June 30, 2021 (Unaudited)

	MML Managed Bond Fund	MML Short-Duration Bond Fund
Investment income (Note 2):
Dividends (a)	$645,456	$123,297
Interest	13,137,575	2,415,833
Securities lending net income	99	7
Total investment income	13,783,130	2,539,137
Expenses (Note 3):
Investment advisory fees	1,959,774	324,709
Custody fees	41,549	17,818
Audit fees	20,230	19,809
Legal fees	17,607	3,389
Proxy fees	350	350
Shareholder reporting fees	61,554	16,978
Trustees’ fees	18,869	3,532
	2,119,933	386,585
Administration fees:
Class II	—	107,676
Service Class I	—	31,485
Distribution and Service fees:
Service Class	329,955	—
Service Class I	—	52,475
Total expenses	2,449,888	578,221
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	—	—
Class II fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	—
Class II advisory fees waived	—	—
Service Class I advisory fees waived	—	—
Net expenses:	2,449,888	578,221
Net investment income (loss)	11,333,242	1,960,916
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	7,156,145	407,034
Futures contracts	(8,094,197)	393,852
Foreign currency transactions	—	(449)
Net realized gain (loss)	(938,052)	800,437
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(8,079,978)	586,872
Futures contracts	2,537,680	433,345
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	(5,542,298)	1,020,217
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(6,480,350)	1,820,654
Net increase (decrease) in net assets resulting from operations	$4,852,892	$3,781,570

(a)	Net of foreign withholding tax of:	$—	$—
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$703,039	$171,811	$772,852	$—
—	—	—	50,247
4,667	9,466	4,974	—
707,706	181,277	777,826	50,247

452,052	117,999	590,332	461,689
11,080	7,018	85,364	11,652
18,837	17,124	31,027	15,542
2,048	448	2,354	3,026
350	350	350	350
10,170	10,423	9,984	10,815
2,288	617	2,286	3,732
496,825	153,979	721,697	506,806

—	28,587	70,830	—
—	913	13,503	—

35,406	—	—	—
—	1,521	22,506	—
532,231	185,000	828,536	506,806

—	—	—	(456,559)
—	—	(20,495)	—
—	—	(4,048)	—
—	(9,529)	(18,885)	—
—	(304)	(3,603)	—
532,231	175,167	781,505	50,247
175,475	6,110	(3,679)	—

8,947,183	1,535,145	13,070,197 (b)	685
—	—	—	—
—	—	(24,549)	—
8,947,183	1,535,145	13,045,648	685

13,715,524	3,904,144	(5,186,986)*	—
—	—	—	—
—	—	(2,506)	—
13,715,524	3,904,144	(5,189,492)	—
22,662,707	5,439,289	7,856,156	685
$22,838,182	$5,445,399	$7,852,477	$685

$—	$—	$89,678	$—
$—	$—	$196,771	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Blend Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,768,778	$15,792,062
Net realized gain (loss)	4,574,018	210,740,254
Net change in unrealized appreciation (depreciation)	57,403,145	(138,083,021)
Net increase (decrease) in net assets resulting from operations	65,745,941	88,449,295
Distributions to shareholders (Note 2):
Initial Class	—	(24,201,102)
Class II	—	—
Service Class	—	(7,363,875)
Service Class I	—	—
Total distributions	—	(31,564,977)
Net fund share transactions (Note 5):
Initial Class	(26,616,848)	(26,430,530)
Class II	—	—
Service Class	5,555,312	10,443,244
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(21,061,536)	(15,987,286)
Total increase (decrease) in net assets	44,684,405	40,897,032
Net assets
Beginning of period	777,594,518	736,697,486
End of period	$822,278,923	$777,594,518

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund		MML Equity Fund		MML Equity Momentum Fund
Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

$4,535,133	$10,158,236	$6,456,362	$14,900,031	$13,123	$74,995
(828,162)	6,427,123	71,016,591	(38,491,911)	207,536	9,271,292
(4,276,502)	(2,444,603)	82,923,500	40,369,991	4,572,771	(2,562,416)
(569,531)	14,140,756	160,396,453	16,778,111	4,793,430	6,783,871

—	—	—	(84,655,474)	—	—
—	(1,117,750)	—	—	—	(3,595,440)
—	—	—	(11,874,652)	—	—
—	(38,159)	—	—	—	(192,350)
—	(1,155,909)	—	(96,530,126)	—	(3,787,790)

—	—	(32,080,362)	27,526,408	—	—
(18,987,088)	(85,156,775)	—	—	—	3,595,440
—	—	(8,695,727)	6,609,630	—	—
733,256	1,972,496	—	—	(168,334)	12,771
(18,253,832)	(83,184,279)	(40,776,089)	34,136,038	(168,334)	3,608,211
(18,823,363)	(70,199,432)	119,620,364	(45,615,977)	4,625,096	6,604,292

327,971,454	398,170,886	780,809,323	826,425,300	40,338,683	33,734,391
$309,148,091	$327,971,454	$900,429,687	$780,809,323	$44,963,779	$40,338,683

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Equity Rotation Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$118,069	$381,154
Net realized gain (loss)	5,105,666	9,527,241
Net change in unrealized appreciation (depreciation)	2,220,496	(2,274,868)
Net increase (decrease) in net assets resulting from operations	7,444,231	7,633,527
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	—	(1,109,325)
Service Class	—	—
Service Class I	—	(58,536)
Total distributions	—	(1,167,861)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	—	1,109,325
Service Class	—	—
Service Class I	5,724	(22,466)
Increase (decrease) in net assets from fund share transactions	5,724	1,086,859
Total increase (decrease) in net assets	7,449,955	7,552,525
Net assets
Beginning of period	41,043,331	33,490,806
End of period	$48,493,286	$41,043,331

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund		MML Inflation- Protected and Income Fund		MML Managed Bond Fund
Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

$2,645,802	$6,875,964	$2,388,607	$4,989,559	$11,333,242	$32,812,903
(584,787)	(5,851,673)	4,610,544	34,283,687	(938,052)	30,136,273
3,329,079	3,918,300	490,964	(5,503,181)	(5,542,298)	12,708,931
5,390,094	4,942,591	7,490,115	33,770,065	4,852,892	75,658,107

—	—	—	(316,265)	—	(733,340)
—	(18,037)	—	—	—	—
—	—	—	(51,184)	—	(249,878)
—	(10,822)	—	—	—	—
—	(28,859)	—	(367,449)	—	(983,218)

—	—	206,555	(55,189,580)	(15,274,476)	(146,860,069)
(7,557,707)	(38,713,456)	—	—	—	—
—	—	1,044,509	(1,503,656)	(5,088,310)	(11,498,251)
652,364	(2,723,722)	—	—	—	—
(6,905,343)	(41,437,178)	1,251,064	(56,693,236)	(20,362,786)	(158,358,320)
(1,515,249)	(36,523,446)	8,741,179	(23,290,620)	(15,509,894)	(83,683,431)

97,531,716	134,055,162	334,206,838	357,497,458	1,028,145,859	1,111,829,290
$96,016,467	$97,531,716	$342,948,017	$334,206,838	$1,012,635,965	$1,028,145,859

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Short- Duration Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,960,916	$5,702,874
Net realized gain (loss)	800,437	(2,798,251)
Net change in unrealized appreciation (depreciation)	1,020,217	(171,382)
Net increase (decrease) in net assets resulting from operations	3,781,570	2,733,241
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	—	(433)
Service Class	—	—
Service Class I	—	(90)
Total distributions	—	(523)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	(2,667,857)	(31,387,317)
Service Class	—	—
Service Class I	(9,099,246)	11,114,998
Increase (decrease) in net assets from fund share transactions	(11,767,103)	(20,272,319)
Total increase (decrease) in net assets	(7,985,533)	(17,539,601)
Net assets
Beginning of period	190,469,987	208,009,588
End of period	$182,484,454	$190,469,987

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund		MML Special Situations Fund		MML Strategic Emerging Markets Fund
Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

$175,475	$761,424	$6,110	$79,244	$(3,679)	$(109,382)
8,947,183	8,225,016	1,535,145	9,047,920	13,045,648	16,933,105
13,715,524	13,174,273	3,904,144	(841,173)	(5,189,492)	4,074,230
22,838,182	22,160,713	5,445,399	8,285,991	7,852,477	20,897,953

—	(1,276,608)	—	—	—	—
—	—	—	(3,959,893)	—	(3,818,915)
—	(269,088)	—	—	—	—
—	—	—	(127,231)	—	(476,372)
—	(1,545,696)	—	(4,087,124)	—	(4,295,287)

(6,186,419)	(6,927,012)	—	—	—	—
—	—	—	3,959,893	(11,370,984)	(42,829,509)
(266,171)	(1,506,540)	—	—	—	—
—	—	(23,116)	31,014	(202,841)	(1,756,826)
(6,452,590)	(8,433,552)	(23,116)	3,990,907	(11,573,825)	(44,586,335)
16,385,592	12,181,465	5,422,283	8,189,774	(3,721,348)	(27,983,669)

129,588,303	117,406,838	36,356,662	28,166,888	114,381,764	142,365,433
$145,973,895	$129,588,303	$41,778,945	$36,356,662	$110,660,416	$114,381,764

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML U.S. Government Money Market Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$—	$405,944
Net realized gain (loss)	685	699
Net change in unrealized appreciation (depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	685	406,643
Distributions to shareholders (Note 2):
Initial Class	—	(405,972)
Total distributions	—	(405,972)
Net fund share transactions (Note 5):
Initial Class	(39,758,240)	48,488,132
Increase (decrease) in net assets from fund share transactions	(39,758,240)	48,488,132
Total increase (decrease) in net assets	(39,757,555)	48,488,803
Net assets
Beginning of period	223,388,023	174,899,220
End of period	$183,630,468	$223,388,023

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 24.79	$ 0.13	$ 2.01	$ 2.14	$ —	$ —	$ —	$ 26.93	8.61%[b]	$ 615,012	0.44%[a]	1.01%[a]
12/31/20	22.93	0.51	2.37	2.88	—	(1.02)	(1.02)	24.79	12.87%	591,889	0.45%	2.26%
12/31/19	20.35	0.49	3.71	4.20	(0.53)	(1.09)	(1.62)	22.93	21.38%	574,827	0.45%	2.24%
12/31/18	23.33	0.47	(1.39)	(0.92)	(0.48)	(1.58)	(2.06)	20.35	(4.34%)	527,007	0.45%	2.12%
12/31/17	21.54	0.42	2.74	3.16	(0.47)	(0.90)	(1.37)	23.33	15.25%	607,368	0.45%	1.91%
12/31/16	22.22	0.43	1.48	1.91	(0.46)	(2.13)	(2.59)	21.54	9.42%	581,972	0.46%	2.03%
Service Class
6/30/21[r]	$ 24.66	$ 0.10	$ 1.99	$ 2.09	$ —	$ —	$ —	$ 26.75	8.47%[b]	$ 207,267	0.69%[a]	0.77%[a]
12/31/20	22.87	0.46	2.35	2.81	—	(1.02)	(1.02)	24.66	12.57%	185,705	0.70%	2.01%
12/31/19	20.29	0.43	3.71	4.14	(0.47)	(1.09)	(1.56)	22.87	21.08%	161,870	0.70%	1.99%
12/31/18	23.27	0.42	(1.40)	(0.98)	(0.42)	(1.58)	(2.00)	20.29	(4.58%)	118,604	0.70%	1.89%
12/31/17	21.50	0.37	2.72	3.09	(0.42)	(0.90)	(1.32)	23.27	14.97%	88,119	0.70%	1.66%
12/31/16	22.18	0.37	1.48	1.85	(0.40)	(2.13)	(2.53)	21.50	9.15%	60,018	0.71%	1.78%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate[x]	4%	231%	132%	86%	134%	175%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w

Effective November 18, 2020, the expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

x	Effective November 18, 2020, the amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Dynamic Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/21[r]	$ 10.44	$ 0.15	$ (0.17)	$ (0.02)	$ —	$ —	$ —	$ 10.42	(0.10%)[b]	$ 295,985	0.61%[a]	N/A	2.92%[a]
12/31/20	10.08	0.29	0.10	0.39	(0.03)	—	(0.03)	10.44	3.91%	315,514	0.62%	N/A	2.88%
12/31/19	9.61	0.35	0.48	0.83	(0.36)	—	(0.36)	10.08	8.73%	388,029	0.60%	0.60%[l]	3.55%
12/31/18	9.95	0.34	(0.35)	(0.01)	(0.33)	—	(0.33)	9.61	(0.10%)	420,344	0.59%	0.59%[l]	3.52%
12/31/17	9.89	0.30	0.14	0.44	(0.34)	(0.04)	(0.38)	9.95	4.45%	447,146	0.59%	0.59%[l]	3.00%
12/31/16	9.71	0.33	0.15	0.48	(0.30)	—	(0.30)	9.89	4.94%	421,624	0.59%	0.59%[l]	3.27%
Service Class I
6/30/21[r]	$ 10.39	$ 0.14	$ (0.16)	$ (0.02)	$ —	$ —	$ —	$ 10.37	(0.19%)[b]	$ 13,163	0.86%[a]	N/A	2.68%[a]
12/31/20	10.07	0.27	0.08	0.35	(0.03)	—	(0.03)	10.39	3.51%	12,458	0.87%	N/A	2.62%
12/31/19	9.59	0.33	0.48	0.81	(0.33)	—	(0.33)	10.07	8.53%	10,142	0.85%	0.85%[l]	3.28%
12/31/18	9.93	0.32	(0.35)	(0.03)	(0.31)	—	(0.31)	9.59	(0.33%)	6,272	0.84%	0.84%[l]	3.30%
12/31/17	9.88	0.28	0.12	0.40	(0.31)	(0.04)	(0.35)	9.93	4.11%	4,412	0.84%	0.84%[l]	2.77%
12/31/16	9.71	0.31	0.14	0.45	(0.28)	—	(0.28)	9.88	4.67%	2,907	0.84%	0.84%[l]	3.14%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	102%	159%	54%	68%	100%	79%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 25.04	$ 0.22	$ 5.02	$ 5.24	$ —	$ —	$ —	$ 30.28	20.92%[b]	$ 795,753	0.43%[a]	1.54%[a]
12/31/20	28.10	0.51	(0.12)aa	0.39	(0.59)	(2.86)	(3.45)	25.04	3.03%	686,468	0.45%	2.13%
12/31/19	24.16	0.57	5.42	5.99	(0.57)	(1.48)	(2.05)	28.10	25.92%	729,367	0.44%	2.14%
12/31/18	31.69	0.60	(3.06)	(2.46)	(0.57)	(4.50)	(5.07)	24.16	(9.99%)	634,703	0.44%	2.00%
12/31/17	28.08	0.52	3.85	4.37	(0.55)	(0.21)	(0.76)	31.69	15.79%	774,278	0.43%	1.73%
12/31/16	27.08	0.58	2.69	3.27	(0.49)	(1.78)	(2.27)	28.08	12.59%	727,540	0.44%	2.15%
Service Class
6/30/21[r]	$ 24.61	$ 0.18	$ 4.93	$ 5.11	$ —	$ —	$ —	$ 29.72	20.77%[b]	$ 104,676	0.68%[a]	1.29%[a]
12/31/20	27.68	0.44	(0.13)aa	0.31	(0.52)	(2.86)	(3.38)	24.61	2.77%	94,341	0.70%	1.88%
12/31/19	23.82	0.50	5.34	5.84	(0.50)	(1.48)	(1.98)	27.68	25.61%	97,058	0.69%	1.89%
12/31/18	31.31	0.52	(3.01)	(2.49)	(0.50)	(4.50)	(5.00)	23.82	(10.22%)	82,977	0.69%	1.75%
12/31/17	27.77	0.44	3.80	4.24	(0.49)	(0.21)	(0.70)	31.31	15.50%	94,815	0.68%	1.49%
12/31/16	26.81	0.50	2.67	3.17	(0.43)	(1.78)	(2.21)	27.77	12.31%	82,045	0.69%	1.90%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	39%	82%	113%	41%	70%	47%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Equity Momentum Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/21[r]	$ 13.26	$ 0.01	$ 1.56	$ 1.57	$ —	$ —	$ —	$ 14.83	11.84%[b]	$ 42,851	0.93%[a]	0.68%[a]	0.08%[a]
12/31/20	12.19	0.03	2.39	2.42	(0.03)	(1.32)	(1.35)	13.26	20.26%	38,291	0.95%	0.91%	0.23%
12/31/19	9.33	0.08	3.45	3.53	(0.10)	(0.57)	(0.67)	12.19	37.93%	31,840	1.02%	0.98%	0.75%
12/31/18	12.44	0.07	(2.05)	(1.98)	(0.02)	(1.11)	(1.13)	9.33	(16.69%)	23,087	0.93%	0.80%	0.58%
12/31/17	10.32	0.05	3.40	3.45	(0.18)	(1.15)	(1.33)	12.44	33.92%	27,728	0.93%	0.80%	0.45%
12/31/16	9.43	0.02	0.94	0.96	(0.07)	—	(0.07)	10.32	10.20%	20,688	0.97%	0.80%	0.25%
Service Class I
6/30/21[r]	$ 13.16	$ (0.01)bb	$ 1.56	$ 1.55	$ —	$ —	$ —	$ 14.71	11.78%[b]	$ 2,113	1.18%[a]	0.93%[a]	(0.18%)[a]
12/31/20	12.11	(0.00)[d]	2.37	2.37	(0.00)[d]	(1.32)	(1.32)	13.16	20.00%	2,048	1.20%	1.16%	(0.02%)
12/31/19	9.28	0.06	3.42	3.48	(0.08)	(0.57)	(0.65)	12.11	37.51%	1,894	1.27%	1.23%	0.49%
12/31/18	12.41	0.04	(2.05)	(2.01)	(0.01)	(1.11)	(1.12)	9.28	(16.93%)	1,380	1.18%	1.05%	0.35%
12/31/17	10.29	0.02	3.41	3.43	(0.16)	(1.15)	(1.31)	12.41	33.77%	1,519	1.18%	1.05%	0.21%
12/31/16	9.42	0.01	0.92	0.93	(0.06)	—	(0.06)	10.29	9.85%	929	1.22%	1.05%	0.13%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	35%	144%	14%	115%	19%	82%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
bb	Net investment income per share is not in line with the total net investment income shown on the Statement of Operations due to differing class-specific expense arrangements.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Equity Rotation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/21[r]	$ 14.79	$ 0.04	$ 2.65	$ 2.69	$ —	$ —	$ —	$ 17.48	18.19%[b]	$ 45,876	0.74%[a]	0.69%[a]	0.53%[a]
12/31/20	12.40	0.14	2.68	2.82	(0.21)	(0.22)	(0.43)	14.79	22.92%	38,834	0.79%	0.79%[k]	1.13%
12/31/19	10.89	0.10	1.67	1.77	(0.05)	(0.21)	(0.26)	12.40	16.50%	31,593	0.86%	0.83%	0.84%
12/31/18	13.89	0.12	(1.23)	(1.11)	(0.12)	(1.77)	(1.89)	10.89	(8.86%)	27,112	0.75%	0.65%	0.86%
12/31/17	11.28	0.10	3.30	3.40	(0.10)	(0.69)	(0.79)	13.89	30.09%	29,745	0.76%	0.65%	0.79%
12/31/16	9.71	0.13	1.57	1.70	(0.13)	—	(0.13)	11.28	17.48%	22,878	0.76%	0.65%	1.28%
Service Class I
6/30/21[r]	$ 14.73	$ 0.02	$ 2.63	$ 2.65	$ —	$ —	$ —	$ 17.38	17.99%[b]	$ 2,618	0.99%[a]	0.94%[a]	0.28%[a]
12/31/20	12.36	0.11	2.66	2.77	(0.18)	(0.22)	(0.40)	14.73	22.57%	2,210	1.04%	1.04%[k]	0.88%
12/31/19	10.85	0.07	1.67	1.74	(0.02)	(0.21)	(0.23)	12.36	16.30%	1,898	1.11%	1.08%	0.59%
12/31/18	13.85	0.08	(1.22)	(1.14)	(0.09)	(1.77)	(1.86)	10.85	(9.10%)	1,598	1.00%	0.90%	0.61%
12/31/17	11.27	0.07	3.28	3.35	(0.08)	(0.69)	(0.77)	13.85	29.68%	1,435	1.01%	0.90%	0.57%
12/31/16	9.71	0.09	1.58	1.67	(0.11)	—	(0.11)	11.27	17.22%	431	1.01%	0.90%	0.92%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	123%	137%	172%	102%	63%	90%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/21[r]	$ 10.10	$ 0.29	$ 0.30	$ 0.59	$ —	$ —	$ —	$ —	$ 10.69	5.84%[b]	$ 45,950	0.89%[a]	0.83%[a]	5.70%[a]
12/31/20	9.57	0.55	(0.02)	0.53	(0.00)[d]	—	—	(0.00)[d]	10.10	5.56%	50,805	0.87%	0.80%	5.93%
12/31/19	9.07	0.57	0.52	1.09	(0.59)	—	—	(0.59)	9.57	12.25%	86,651	0.88%	0.80%	5.98%
12/31/18	10.01	0.62	(0.94)	(0.32)	(0.62)	—	(0.00)[d]	(0.62)	9.07	(3.40%)	79,542	0.85%	0.75%	6.29%
12/31/17	9.93	0.69	0.11	0.80	(0.67)	—	(0.05)	(0.72)	10.01	8.22%	95,599	0.84%	0.74%	6.71%
12/31/16	9.17	0.71	0.76	1.47	(0.71)	—	—	(0.71)	9.93	16.48%	95,180	0.84%	0.74%	7.42%
Service Class I
6/30/21[r]	$ 10.04	$ 0.28	$ 0.29	$ 0.57	$ —	$ —	$ —	$ —	$ 10.61	5.68%[b]	$ 50,066	1.14%[a]	1.08%[a]	5.46%[a]
12/31/20	9.53	0.52	(0.01)	0.51	(0.00)[d]	—	—	(0.00)[d]	10.04	5.38%	46,727	1.12%	1.05%	5.69%
12/31/19	9.04	0.54	0.52	1.06	(0.57)	—	—	(0.57)	9.53	11.86%	47,405	1.13%	1.05%	5.73%
12/31/18	9.97	0.59	(0.92)	(0.33)	(0.60)	—	(0.00)[d]	(0.60)	9.04	(3.54%)	39,983	1.10%	1.00%	6.04%
12/31/17	9.90	0.66	0.11	0.77	(0.66)	—	(0.04)	(0.70)	9.97	7.88%	38,967	1.09%	0.99%	6.45%
12/31/16	9.14	0.69	0.75	1.44	(0.68)	—	—	(0.68)	9.90	16.25%	30,946	1.09%	0.99%	7.19%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	33%	73%	54%	39%	63%	59%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including (interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Initial Class
6/30/21[r]	$ 11.41	$ 0.08	$ 0.18	$ 0.26	$ —	$ —	$ —	$ —	$ 11.67	2.28%[b]	$ 294,726	0.61%[a]	0.60%[a]	0.60%[a]	1.46%[a]
12/31/20	10.28	0.17	0.97	1.14	(0.01)	—	—	(0.01)	11.41	11.11%	288,026	0.75%	0.74%	0.60%	1.54%
12/31/19	9.72	0.23	0.58	0.81	(0.25)	—	—	(0.25)	10.28	8.31%	314,261	2.34%	N/A	0.60%	2.29%
12/31/18	10.16	0.30	(0.43)	(0.13)	(0.31)	—	—	(0.31)	9.72	(1.29%)	311,927	2.08%	N/A	0.60%	2.97%
12/31/17	10.18	0.24	0.08	0.32	(0.28)	—	(0.06)	(0.34)	10.16	3.21%	377,984	1.50%	N/A	0.59%	2.33%
12/31/16	9.92	0.21	0.30	0.51	(0.25)	—	—	(0.25)	10.18	5.10%	375,135	1.13%	N/A	0.60%	2.00%
Service Class
6/30/21[r]	$ 11.33	$ 0.07	$ 0.17	$ 0.24	$ —	$ —	—	$ —	$ 11.57	2.12%[b]	$ 48,222	0.86%[a]	0.85%[a]	0.85%[a]	1.21%[a]
12/31/20	10.23	0.14	0.97	1.11	(0.01)	—	—	(0.01)	11.33	10.88%	46,181	0.98%	0.98%[k]	0.85%	1.29%
12/31/19	9.68	0.20	0.58	0.78	(0.23)	—	—	(0.23)	10.23	8.05%	43,237	2.59%	N/A	0.85%	2.02%
12/31/18	10.12	0.27	(0.42)	(0.15)	(0.29)	—	—	(0.29)	9.68	(1.54%)	41,379	2.33%	N/A	0.85%	2.72%
12/31/17	10.14	0.21	0.09	0.30	(0.26)	—	(0.06)	(0.32)	10.12	2.96%	46,104	1.75%	N/A	0.84%	2.08%
12/31/16	9.87	0.18	0.31	0.49	(0.22)	—	—	(0.22)	10.14	4.90%	47,025	1.38%	N/A	0.85%	1.77%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	54%	84%	44%	51%	34%	41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

p

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Managed Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 13.59	$ 0.16	$ (0.09)	$ 0.07	$ —	$ —	$ —	$ 13.66	0.52%[b]	$ 744,758	0.43%[a]	2.35%[a]
12/31/20	12.64	0.42	0.54	0.96	(0.01)	—	(0.01)	13.59	7.62%	756,218	0.43%	3.25%
12/31/19	11.93	0.43	0.74	1.17	(0.46)	—	(0.46)	12.64	9.85%	846,138	0.42%	3.43%
12/31/18	12.41	0.40	(0.46)	(0.06)	(0.42)	—	(0.42)	11.93	(0.44%)	778,603	0.42%	3.34%
12/31/17	12.24	0.35	0.22	0.57	(0.40)	—	(0.40)	12.41	4.69%	953,592	0.40%	2.78%
12/31/16	12.31	0.33	0.02	0.35	(0.36)	(0.06)	(0.42)	12.24	2.75%	941,621	0.39%	2.61%
Service Class
6/30/21[r]	$ 13.53	$ 0.14	$ (0.09)	$ 0.05	$ —	$ —	$ —	$ 13.58	0.40%[b]	$ 267,878	0.68%[a]	2.10%[a]
12/31/20	12.61	0.39	0.54	0.93	(0.01)	—	(0.01)	13.53	7.40%	271,928	0.68%	3.01%
12/31/19	11.91	0.40	0.73	1.13	(0.43)	—	(0.43)	12.61	9.57%	265,691	0.67%	3.19%
12/31/18	12.39	0.37	(0.46)	(0.09)	(0.39)	—	(0.39)	11.91	(0.69%)	254,883	0.67%	3.10%
12/31/17	12.22	0.31	0.23	0.54	(0.37)	—	(0.37)	12.39	4.43%	279,082	0.65%	2.53%
12/31/16	12.29	0.29	0.03	0.32	(0.33)	(0.06)	(0.39)	12.22	2.49%	260,735	0.64%	2.36%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	141%	226%	260%	138%	237%	314%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/21[r]	$ 9.84	$ 0.11	$ 0.09	$ 0.20	$ —	$ —	$ —	$ —	$ 10.04	2.03%[b]	$ 142,787	0.57%[a]	N/A	2.17%[a]
12/31/20	9.69	0.29	(0.14)	0.15	(0.00)[d]	—	—	(0.00)[d]	9.84	1.55%	142,514	0.56%	N/A	3.00%
12/31/19	9.59	0.29	0.13	0.42	(0.32)	—	—	(0.32)	9.69	4.45%	171,740	0.57%	0.57%[k]	3.00%
12/31/18	9.73	0.26	(0.11)	0.15	(0.29)	—	—	(0.29)	9.59	1.53%	172,577	0.56%	0.55%	2.66%
12/31/17	9.75	0.20	0.05	0.25	(0.27)	—	(0.00)[d]	(0.27)	9.73	2.55%	213,602	0.55%	0.55%[k]	2.08%
12/31/16	9.70	0.18	0.09	0.27	(0.22)	—	—	(0.22)	9.75	2.80%	203,294	0.56%	0.55%	1.84%
Service Class I
6/30/21[r]	$ 9.81	$ 0.09	$ 0.10	$ 0.19	$ —	$ —	$ —	$ —	$ 10.00	1.94%[b]	$ 39,698	0.82%[a]	N/A	1.93%[a]
12/31/20	9.68	0.26	(0.13)	0.13	(0.00)[d]	—	—	(0.00)[d]	9.81	1.34%	47,956	0.81%	N/A	2.74%
12/31/19	9.58	0.27	0.13	0.40	(0.30)	—	—	(0.30)	9.68	4.17%	36,270	0.82%	0.82%[k]	2.76%
12/31/18	9.72	0.23	(0.11)	0.12	(0.26)	—	—	(0.26)	9.58	1.29%	30,686	0.81%	0.80%	2.42%
12/31/17	9.74	0.18	0.04	0.22	(0.24)	—	(0.00)[d]	(0.24)	9.72	2.29%	30,951	0.80%	0.80%[k]	1.83%
12/31/16	9.69	0.16	0.09	0.25	(0.20)	—	—	(0.20)	9.74	2.55%	31,787	0.81%	0.80%	1.60%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	40%	44%	53%	54%	51%	96%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 11.11	$ 0.02	$ 1.97	$ 1.99	$ —	$ —	$ —	$ 13.10	17.87%[b]	$ 116,405	0.70%[a]	0.30%[a]
12/31/20	9.34	0.07	1.84	1.91	(0.05)	(0.09)	(0.14)	11.11	20.70%	104,243	0.73%	0.77%
12/31/19	8.17	0.07	1.96	2.03	(0.05)	(0.81)	(0.86)	9.34	26.46%	94,712	0.74%	0.79%
12/31/18	10.30	0.07	(0.82)	(0.75)	(0.05)	(1.33)	(1.38)	8.17	(10.19%)	82,609	0.71%	0.66%
12/31/17	9.45	0.06	1.27	1.33	(0.09)	(0.39)	(0.48)	10.30	14.37%	102,033	0.71%	0.64%
12/31/16	8.27	0.10	1.37	1.47	(0.09)	(0.20)	(0.29)	9.45	18.21%	97,747	0.72%	1.21%
Service Class
6/30/21[r]	$ 10.87	$ 0.00[d]	$ 1.93	$ 1.93	$ —	$ —	$ —	$ 12.80	17.72%[b]	$ 29,569	0.95%[a]	0.05%[a]
12/31/20	9.14	0.04	1.81	1.85	(0.03)	(0.09)	(0.12)	10.87	20.39%	25,345	0.98%	0.52%
12/31/19	8.01	0.05	1.91	1.96	(0.02)	(0.81)	(0.83)	9.14	26.15%	22,695	0.99%	0.54%
12/31/18	10.13	0.04	(0.80)	(0.76)	(0.03)	(1.33)	(1.36)	8.01	(10.41%)	18,425	0.96%	0.41%
12/31/17	9.31	0.04	1.24	1.28	(0.07)	(0.39)	(0.46)	10.13	14.08%	17,644	0.96%	0.40%
12/31/16	8.15	0.08	1.35	1.43	(0.07)	(0.20)	(0.27)	9.31	17.92%	13,279	0.97%	0.96%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	18%	36%	27%	50%	47%	63%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Special Situations Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/21[r]	$ 14.88	$ 0.00[d]	$ 2.23	$ 2.23	$ —	$ —	$ —	$ —	$ 17.11	14.99%[b]	$ 40,508	0.93%[a]	0.88%[a]	0.04%[a]
12/31/20	12.98	0.04	3.70	3.74	(0.04)	(1.80)	—	(1.84)	14.88	29.61%	35,232	0.98%	0.97%	0.29%
12/31/19	10.51	0.02	2.47	2.49	(0.02)	—	—	(0.02)	12.98	23.68%	27,196	1.05%	1.01%	0.16%
12/31/18	11.52	0.07	(0.62)	(0.55)	(0.06)	(0.40)	—	(0.46)	10.51	(4.83%)	21,976	0.94%	0.80%	0.55%
12/31/17	9.71	0.01	1.82	1.83	(0.02)	—	—	(0.02)	11.52	18.82%	23,093	0.94%	0.80%	0.13%
12/31/16	8.43	0.04	1.30	1.34	(0.04)	—	(0.02)	(0.06)	9.71	15.84%	19,441	0.93%	0.80%	0.43%
Service Class I
6/30/21[r]	$ 14.80	$ (0.02)bb	$ 2.21	$ 2.19	$ —	$ —	$ —	$ —	$ 16.99	14.80%[b]	$ 1,270	1.18%[a]	1.13%[a]	(0.21%)[a]
12/31/20	12.93	0.01	3.66	3.67	(0.00)[d]	(1.80)	—	(1.80)	14.80	29.24%	1,125	1.23%	1.22%	0.04%
12/31/19	10.47	(0.01)	2.47	2.46	—	—	—	—	12.93	23.50%	971	1.30%	1.26%	(0.09%)
12/31/18	11.49	0.03	(0.61)	(0.58)	(0.04)	(0.40)	—	(0.44)	10.47	(5.13%)	752	1.19%	1.05%	0.29%
12/31/17	9.69	(0.01)	1.81	1.80	—	—	—	—	11.49	18.58%	601	1.19%	1.05%	(0.13%)
12/31/16	8.42	0.02	1.29	1.31	(0.03)	—	(0.01)	(0.04)	9.69	15.54%	359	1.18%	1.05%	0.18%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	20%	146%	62%	33%	48%	74%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
bb	Net investment income per share is not in line with the total net investment income shown on the Statement of Operations due to differing class-specific expense arrangements.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Strategic Emerging Markets Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/21[r]	$ 14.43	$ 0.00[d],bb	$ 1.02	$ 1.02	$ —	$ —	$ —	$ 15.45	7.07%[b]	$ 92,117	1.43%[a]	1.35%[a]	0.03%[a]
12/31/20	12.67	(0.01)	2.16	2.15	(0.05)	(0.34)	(0.39)	14.43	17.55%	96,846	1.40%	1.35%	(0.05%)
12/31/19	10.12	0.05	2.53	2.58	(0.03)	—	(0.03)	12.67	25.53%	125,192	1.33%	1.29%	0.45%
12/31/18	11.57	0.05	(1.48)	(1.43)	(0.02)	—	(0.02)	10.12	(12.40%)	112,363	1.57%	1.35%	0.41%
12/31/17	8.64	0.02	2.92	2.94	(0.01)	—	(0.01)	11.57	34.02%	95,374	1.50%	1.37%	0.23%
12/31/16	8.15	0.02	0.51	0.53	(0.04)	—	(0.04)	8.64	6.49%	86,289	1.50%	1.40%	0.29%
Service Class I
6/30/21[r]	$ 14.43	$ (0.01)	$ 1.02	$ 1.01	$ —	$ —	$ —	$ 15.44	6.93%[b]	$ 18,543	1.68%[a]	1.60%[a]	(0.20%)[a]
12/31/20	12.68	(0.04)	2.15	2.11	(0.02)	(0.34)	(0.36)	14.43	17.18%	17,536	1.65%	1.60%	(0.32%)
12/31/19	10.13	0.02	2.53	2.55	(0.00)[d]	—	(0.00)[d]	12.68	25.18%	17,174	1.58%	1.54%	0.19%
12/31/18	11.59	0.02	(1.48)	(1.46)	—	—	—	10.13	(12.60%)	14,089	1.82%	1.60%	0.15%
12/31/17	8.66	(0.00)[d]	2.93	2.93	—	—	—	11.59	33.83%	14,758	1.75%	1.62%	(0.04%)
12/31/16	8.17	0.00[d]	0.51	0.51	(0.02)	—	(0.02)	8.66	6.24%	9,913	1.75%	1.65%	0.03%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	28%	35%	31%	38%	36%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
bb	Net investment income per share is not in line with the total net investment income shown on the Statement of Operations due to differing class-specific expense arrangements.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML U. S. Government Money Market Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 1.00	$ —	$ 0.00[d]	$ 0.00[d]	$ —	$ —	$ —	$ 1.00	0.00%[b]	$ 183,630	0.52%[a]	0.05%[a]	—[a]
12/31/20	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.23%	223,388	0.52%	0.30%	0.21%
12/31/19	1.00	0.02	0.00[d]	0.02	(0.02)	—	(0.02)	1.00	1.71%	174,899	0.54%	N/A	1.69%
12/31/18	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	1.32%	179,102	0.54%	N/A	1.35%
12/31/17	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.36%	149,271	0.54%	N/A	0.35%
12/31/16	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.11%	166,136	0.54%	0.40%	0.00%[e]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are 13 series of the Trust (which contains a total of 15 series) (each individually referred to as a “Fund” or collectively as the “Funds”).

MML Blend Fund (“Blend Fund”)
MML Dynamic Bond Fund (“Dynamic Bond Fund”)
MML Equity Fund (“Equity Fund”)
MML Equity Momentum Fund (“Equity Momentum Fund”)
MML Equity Rotation Fund (“Equity Rotation Fund”)
MML High Yield Fund (“High Yield Fund”)
MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)
MML Managed Bond Fund (“Managed Bond Fund”)
MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)
MML Small Cap Equity Fund (“Small Cap Equity Fund”)
MML Special Situations Fund (“Special Situations Fund”)
MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)
MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Blend Fund invests substantially all of its investable assets in shares of ETFs advised by an affiliate of the Fund’s subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”). The financial statements of the applicable Underlying ETFs are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Notes to Financial Statements (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a

[1]

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including

Notes to Financial Statements (Unaudited) (Continued)

assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Blend Fund, Equity Momentum Fund, Equity Rotation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2021. The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2021. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2021, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Dynamic Bond Fund
Asset Investments
Bank Loans (less Unfunded Loan Commitments)	$—	$11,677,519	$—		$11,677,519
Corporate Debt	—	78,164,333	—		78,164,333
Municipal Obligations	—	475,507	—		475,507
Non-U.S. Government Agency Obligations	—	88,664,206	750,000	**	89,414,206
Sovereign Debt Obligations	—	7,203,942	—		7,203,942
U.S. Government Agency Obligations and Instrumentalities	—	41,637,555	—		41,637,555
U.S. Treasury Obligations	—	77,495,981	—		77,495,981
Mutual Funds	1,618,683	—	—		1,618,683
Short-Term Investments	—	3,910,637	—		3,910,637
Unfunded Loan Commitments***	—	(21)	—		(21)
Total Investments	$1,618,683	$309,229,659	$750,000		$311,598,342

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Equity Fund
Asset Investments
Common Stock	$884,880,408	$2,303,955	*	$—		$887,184,363
Preferred Stock	1,073,378	—		—		1,073,378
Mutual Funds	10,493,424	—		—		10,493,424
Short-Term Investments	888,189	5,239,347		—		6,127,536
Total Investments	$897,335,399	$7,543,302		$—		$904,878,701

High Yield Fund
Asset Investments
Common Stock	$1,293,726	$16		$172,957	**	$1,466,699
Bank Loans	—	11,065,126		—		11,065,126
Corporate Debt	—	79,129,651		—		79,129,651
Mutual Funds	2,262,638	—		—		2,262,638
Short-Term Investments	—	4,168,477		—		4,168,477
Total Investments	$3,556,364	$94,363,270		$172,957		$98,092,591

Inflation-Protected and Income Fund
Asset Investments
Municipal Obligations	$—	$3,107		$—		$3,107
Non-U.S. Government Agency Obligations	—	167,805,969		—		167,805,969
U.S. Government Agency Obligations and Instrumentalities	—	26,718,027		—		26,718,027
U.S. Treasury Obligations	—	75,398,185		—		75,398,185
Purchased Options	—	1,479,270		—		1,479,270
Short-Term Investments	—	61,851,785		—		61,851,785
Total Investments	$—	$333,256,343		$—		$333,256,343
Asset Derivatives
Futures Contracts	$154,642	$—		$—		$154,642
Swap Agreements	—	5,447,116		—		5,447,116
Total	$154,642	$5,447,116		$—		$5,601,758
Liability Derivatives
Futures Contracts	$(188,695)	$—		$—		$(188,695)

Managed Bond Fund
Asset Investments
Corporate Debt	$—	$377,809,576		$—		$377,809,576
Non-U.S. Government Agency Obligations	—	323,030,633		—		323,030,633
Sovereign Debt Obligations	—	8,476,915		—		8,476,915
U.S. Government Agency Obligations and Instrumentalities	—	191,819,944		—		191,819,944
U.S. Treasury Obligations	—	96,528,829		—		96,528,829
Purchased Options	—	2,461,309		—		2,461,309
Mutual Funds	2,115,648	—		—		2,115,648
Short-Term Investments	—	138,395,142		—		138,395,142
Total Investments	$2,115,648	$1,138,522,348		$—		$1,140,637,996
Asset Derivatives
Futures Contracts	$1,880,579	$—		$—		$1,880,579
Liability Derivatives
Futures Contracts	$(938,089)	$—		$—		$(938,089)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$95,833,619	$—	$95,833,619
Municipal Obligations	—	349,606	—	349,606
Non-U.S. Government Agency Obligations	—	77,136,367	—	77,136,367
U.S. Government Agency Obligations and Instrumentalities	—	1,247,629	—	1,247,629
U.S. Treasury Obligations	—	1,256,100	—	1,256,100
Purchased Options	—	107,030	—	107,030
Short-Term Investments	—	6,264,584	—	6,264,584
Total Investments	$—	$182,194,935	$—	$182,194,935
Asset Derivatives
Futures Contracts	$370,103	$—	$—	$370,103
Liability Derivatives
Futures Contracts	$(200,724)	$—	$—	$(200,724)

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$470,028	$—	$—	$470,028
Brazil	5,136,923	—	—	5,136,923
Cayman Islands	15,361,920	14,553,125	—	29,915,045
Chile	651,020	—	—	651,020
China	—	2,770,239	—	2,770,239
Colombia	329,574	—	—	329,574
Egypt	—	567,618	—	567,618
France	—	5,097,980	—	5,097,980
Hong Kong	—	3,659,004	—	3,659,004
India	—	14,663,799	—	14,663,799
Indonesia	—	1,291,691	—	1,291,691
Italy	—	1,866,543	—	1,866,543
Luxembourg	—	234,298	—	234,298
Mexico	6,347,903	—	—	6,347,903
Netherlands	3,296,809	—	—	3,296,809
Philippines	—	2,316,339	—	2,316,339
Republic of Korea	—	2,776,296	—	2,776,296
Russia	219	5,281,187	—	5,281,406
South Africa	—	654,930	—	654,930
Switzerland	—	2,137,771	—	2,137,771
Taiwan	—	8,178,914	—	8,178,914
Turkey	—	477,493	—	477,493
United Kingdom	—	357,126	—	357,126
United States	3,752,201	—	—	3,752,201
Preferred Stock
Brazil	2,196,749	—	—	2,196,749
India	13,489	—	—	13,489
Singapore	—	—	4,809,436	4,809,436
Mutual Funds	178,800	—	—	178,800
Warrants	32,598	—	—	32,598
Short-Term Investments	—	2,123,598	—	2,123,598
Total Investments	$37,768,233	$69,007,951	$4,809,436	$111,585,620

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at June 30, 2021 in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2021 is not presented.

***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, collateral held for open purchased options, collateral held for open swap agreements, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2021.

The Funds had no Level 3 transfers during the period ended June 30, 2021.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/20	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 6/30/21		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/21
Strategic Emerging Markets Fund
Preferred Stock	$2,160,355	$—	$—	$2,649,081	$—	$—	$—	$—	$4,809,436	†	$2,649,081

†	Represents a restricted security issued by a non-public entity valued by a broker quote or vendor price.

The Strategic Emerging Markets Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Mid Cap Growth Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
Strategic Emerging Markets Fund
Preferred Stock - $68,494,529
Grab Holdings, Inc., Series H	$4,809,46	Market comparable	Parity price less 10% discount for lack of liquidity and deal uncertainty	$13.2	Increase

Total	$4,809,46

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of the reporting date. A decrease in the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at the reporting date.

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At June 30, 2021, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Interest Rate Risk	Total
Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options*	$—	$1,479,270	$1,479,270
Futures Contracts^^	—	154,642	154,642
Swap Agreements*	5,211,093	236,023	5,447,116
Total Value	$5,211,093	$1,869,935	$7,081,028
Liability Derivatives
Futures Contracts^^	$—	$(188,695)	$(188,695)
Realized Gain (Loss)#
Futures Contracts	$—	$70,503	$70,503
Swap Agreements	3,344,260	541,750	3,886,010
Total Realized Gain (Loss)	$3,344,260	$612,253	$3,956,513
Change in Appreciation (Depreciation)##
Purchased Options	$—	$279,567	$279,567
Futures Contracts	—	(84,350)	(84,350)
Swap Agreements	707,929	104,426	812,355
Total Change in Appreciation (Depreciation)	$707,929	$299,643	$1,007,572

Managed Bond Fund
Asset Derivatives
Purchased Options*	$—	$2,461,309	$2,461,309
Futures Contracts^^	—	1,880,579	1,880,579
Total Value	$—	$4,341,888	$4,341,888
Liability Derivatives
Futures Contracts^^	$—	$(938,089)	$(938,089)
Realized Gain (Loss)#
Futures Contracts	$—	$(8,094,197)	$(8,094,197)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$440,108	$440,108
Futures Contracts	—	2,537,680	2,537,680
Total Change in Appreciation (Depreciation)	$—	$2,977,788	$2,977,788

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options*	$—	$107,030	$107,030
Futures Contracts^^	—	370,103	370,103
Total Value	$—	$477,133	$477,133
Liability Derivatives
Futures Contracts^^	$—	$(200,724)	$(200,724)
Realized Gain (Loss)#
Futures Contracts	$—	$393,852	$393,852
Change in Appreciation (Depreciation)##
Purchased Options	$—	$26,426	$26,426
Futures Contracts	—	433,345	433,345
Total Change in Appreciation (Depreciation)	$—	$459,771	$459,771

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open swap agreements, at value.
^^

Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on: futures contracts, or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, or swap agreements, as applicable.

For the period ended June 30, 2021, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Swap Agreements	Purchased Swaptions
Inflation-Protected and Income Fund	153	$310,034,687	$37,437,000
Managed Bond Fund	1,298	—	59,800,000
Short-Duration Bond Fund	924	—	3,080,000

†

Amount(s) disclosed represent average number of contracts for futures contracts and notional amounts for swap agreements and purchased swaptions, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2021.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of June 30, 2021. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of June 30, 2021.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received**	Net Amount*
Inflation-Protected and Income Fund
Bank of America N.A.	$64,374	$—	$—	$64,374
Barclays Bank PLC	1,041,767	—	(1,041,767)	—
BNP Paribas SA	2,586,950	—	(2,230,000)	356,950
Credit Suisse International	437,503	—	(437,503)	—
Goldman Sachs International	2,647,945	—	(2,030,000)	617,945
JP Morgan Chase Bank N.A.	147,847	—	(147,847)	—
	$6,926,386	$—	$(5,887,117)	$1,039,269
Managed Bond Fund
Barclays Bank PLC	$2,461,309	$—	$(2,461,309)	$—

Short-Duration Bond Fund
Credit Suisse International	$107,030	$—	$(107,030)	$—

*	Represents the net amount receivable from the counterparty in the event of default.
**	The amount presented here may be less than the total amount of collateral received as the net amount of derivative assets for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the year ended December 31, 2020 are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there

Notes to Financial Statements (Unaudited) (Continued)

can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Notes to Financial Statements (Unaudited) (Continued)

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates

Notes to Financial Statements (Unaudited) (Continued)

in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The Dynamic Bond Fund entered into certain loan agreements which are unfunded. The Dynamic Bond Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the Dynamic Bond Fund’s Portfolio of Investments. At June 30, 2021, the Dynamic Bond Fund had sufficient cash and/or securities to cover these commitments.

Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Notes to Financial Statements (Unaudited) (Continued)

Securities Lending

Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2021, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2021, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes

Notes to Financial Statements (Unaudited) (Continued)

in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

In addition, the Blend Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels, and the Blend Fund may own different proportions of Underlying ETFs at different times, the amount of fees and expenses indirectly incurred by the Blend Fund will vary.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Blend Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Financial Statements (Unaudited) (Continued)

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Blend Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Dynamic Bond Fund	0.40% on the first $1 billion; and
0.35% on any excess over $1 billion
Equity Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Equity Momentum Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Equity Rotation Fund	0.45% on the first $500 million; and
0.40% on any excess over $500 million
High Yield Fund	0.60% on the first $300 million; and
0.575% on any excess over $300 million
Inflation-Protected and Income Fund	0.60% on the first $100 million;
0.55% on the next $200 million;
0.50% on the next $200 million; and
0.45% on any excess over $500 million
Managed Bond Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Short-Duration Bond Fund	0.35% on the first $300 million; and
0.30% on any excess over $300 million
Small Cap Equity Fund	0.65% on the first $100 million;
0.60% on the next $100 million;
0.55% on the next $300 million; and
0.50% on any excess over $500 million
Special Situations Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Strategic Emerging Markets Fund	1.05% on the first $500 million; and
1.00% on any excess over $500 million
U.S. Government Money Market Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

High Yield Fund	0.20%
Inflation-Protected and Income Fund	0.08%
Managed Bond Fund	0.10%
Short-Duration Bond Fund	0.08%
U.S. Government Money Market Fund	0.05%

MML Advisers has entered into an investment subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock”), pursuant to which BlackRock serves as the subadviser to the Blend Fund. This agreement provides that BlackRock manage the investment and reinvestment of the assets of the Fund. BlackRock receives a subadvisory fee from MML Advisers, based upon the average daily net assets of the Fund.

MML Advisers has entered into an investment subadvisory agreement with Brandywine Global Investment Management, LLC (“Brandywine Global”), pursuant to which Brandywine Global serves as one of the subadvisers to the Equity Fund. This agreement provides that Brandywine Global manage the investment and reinvestment of a portion of the assets of the Fund. Brandywine Global receives a subadvisory fee from MML Advisers, based upon the average daily net assets of the portion of the Fund that Brandywine Global manages.

MML Advisers has entered into an investment subadvisory agreement with DoubleLine Capital LP (“DoubleLine”), pursuant to which DoubleLine serves as the subadviser to the Dynamic Bond Fund. This agreement provides that DoubleLine manage the investment and reinvestment of the assets of the Fund. DoubleLine receives a subadvisory fee from MML Advisers, based upon the average daily net assets of the Fund.

MML Advisers has entered into investment subadvisory agreements with Invesco Advisers, Inc. (“Invesco”), pursuant to which Invesco serves as the subadviser to the Equity Momentum Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund. These agreements provide that Invesco manage the investment and reinvestment of the assets of the Funds. Invesco receives a subadvisory fee from MML Advisers, based upon the average daily net assets of each Fund.

MML Advisers has entered into an investment subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”), pursuant to which T. Rowe Price serves as one of the subadvisers to the Equity Fund. This agreement provides that T. Rowe Price manage the investment and reinvestment of a portion of the assets of the Fund. T. Rowe Price receives a subadvisory fee from MML Advisers, based upon the average daily net assets of the portion of the Fund that T. Rowe Price manages.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
Dynamic Bond Fund	0.15%	0.15%
Equity Momentum Fund	0.15%	0.15%
Equity Rotation Fund	0.15%	0.15%
High Yield Fund	0.15%	0.15%
Short-Duration Bond Fund	0.15%	0.15%
Special Situations Fund	0.15%	0.15%
Strategic Emerging Markets Fund	0.15%	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Equity Momentum Fund*	0.77%	1.02%

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund*	0.60%	0.85%

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Strategic Emerging Markets Fund*	1.35%	1.60%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2022.

Prior to May 1, 2021, MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund	0.60%	0.85%

Prior to May 1, 2021, MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Strategic Emerging Markets Fund	1.35%	1.60%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

Effective May 1, 2021, MML Advisers has agreed to waive 0.05% of the advisory fee of the High Yield Fund through April 30, 2022. Prior to May 1, 2021, MML Advisers waived 0.07% of the advisory fee of the High Yield Fund.

MML Advisers has agreed to voluntarily waive 0.04% of the advisory fee of the Strategic Emerging Markets Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

MML Advisers has agreed to voluntarily waive some or all of its advisory fees and, if necessary, reimburse some or all of the U.S. Government Money Market Fund’s other expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.

MML Advisers has agreed to waive 0.25% of the advisory fee of the Equity Momentum Fund through April 30, 2022.

MML Advisers has agreed to waive 0.05% of the advisory fee of the Equity Rotation Fund through April 30, 2022.

MML Advisers has agreed to waive 0.05% of the advisory fee of the Special Situation Fund through April 30, 2022.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Notes to Financial Statements (Unaudited) (Continued)

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2021, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Fund	$791
Small Cap Equity Fund	639
Strategic Emerging Markets Fund	563

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2021, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
Blend Fund	$—	$33,469,041	$—	$50,498,745
Dynamic Bond Fund	263,290,859	52,661,500	278,062,263	52,053,920
Equity Fund	—	331,265,280	—	365,312,259
Equity Momentum Fund	—	14,507,689	—	14,636,984
Equity Rotation Fund	—	55,792,559	—	55,630,805
High Yield Fund	—	30,492,712	—	36,944,529
Inflation-Protected and Income Fund	75,958,867	79,577,297	48,521,551	103,115,707
Managed Bond Fund	1,152,258,205	246,778,686	1,113,496,453	287,854,030
Short-Duration Bond Fund	955,000	70,203,979	2,744,743	74,223,163
Small Cap Equity Fund	—	25,160,076	—	31,957,927
Special Situations Fund	—	7,757,828	—	7,830,025
Strategic Emerging Markets Fund	—	30,816,071	—	42,587,820

Notes to Financial Statements (Unaudited) (Continued)

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
Small Cap Equity Fund	$128,757	$1,708,560	$1,035,132

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Blend Fund Initial Class
Sold	344,409	$8,813,338	887,437	$20,452,366
Issued as reinvestment of dividends	—	—	1,036,024	24,201,102
Redeemed	(1,377,795)	(35,430,186)	(3,117,796)	(71,083,998)
Net increase (decrease)	(1,033,386)	$(26,616,848)	(1,194,335)	$(26,430,530)
Blend Fund Service Class
Sold	502,243	$12,858,599	934,409	$20,959,674
Issued as reinvestment of dividends	—	—	316,644	7,363,875
Redeemed	(284,482)	(7,303,287)	(797,796)	(17,880,305)
Net increase (decrease)	217,761	$5,555,312	453,257	$10,443,244
Dynamic Bond Fund Class II
Sold	1,910,185	$19,772,710	7,449,711	$75,523,408
Issued as reinvestment of dividends	—	—	108,942	1,117,750
Redeemed	(3,743,274)	(38,759,798)	(15,810,401)	(161,797,933)
Net increase (decrease)	(1,833,089)	$(18,987,088)	(8,251,748)	$(85,156,775)
Dynamic Bond Fund Service Class I
Sold	135,594	$1,395,377	344,611	$3,502,712
Issued as reinvestment of dividends	—	—	3,730	38,159
Redeemed	(64,474)	(662,121)	(157,142)	(1,568,375)
Net increase (decrease)	71,120	$733,256	191,199	$1,972,496
Equity Fund Initial Class
Sold	299,113	$8,493,435	720,539	$16,792,666
Issued as reinvestment of dividends	—	—	3,838,034	84,655,474
Redeemed	(1,432,337)	(40,573,797)	(3,101,463)	(73,921,732)
Net increase (decrease)	(1,133,224)	$(32,080,362)	1,457,110	$27,526,408
Equity Fund Service Class
Sold	87,239	$2,440,246	485,427	$10,932,484
Issued as reinvestment of dividends	—	—	547,220	11,874,652
Redeemed	(398,700)	(11,135,973)	(706,405)	(16,197,506)
Net increase (decrease)	(311,461)	$(8,695,727)	326,242	$6,609,630

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Equity Momentum Fund Class II
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	275,844	3,595,440
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	275,844	$3,595,440
Equity Momentum Fund Service Class I
Sold	10,813	$142,791	7,047	$77,458
Issued as reinvestment of dividends	—	—	14,874	192,350
Redeemed	(22,776)	(311,125)	(22,665)	(257,037)
Net increase (decrease)	(11,963)	$(168,334)	(744)	$12,771
Equity Rotation Fund Class II
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	77,814	1,109,325
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	77,814	$1,109,325
Equity Rotation Fund Service Class I
Sold	8,964	$143,512	4,249	$56,414
Issued as reinvestment of dividends	—	—	4,135	58,536
Redeemed	(8,358)	(137,788)	(11,940)	(137,416)
Net increase (decrease)	606	$5,724	(3,556)	$(22,466)
High Yield Fund Class II
Sold	58,157	$602,642	614,107	$5,782,357
Issued as reinvestment of dividends	—	—	1,913	18,037
Redeemed	(790,829)	(8,160,349)	(4,643,589)	(44,513,850)
Net increase (decrease)	(732,672)	$(7,557,707)	(4,027,569)	$(38,713,456)
High Yield Fund Service Class I
Sold	312,154	$3,220,513	502,880	$4,684,961
Issued as reinvestment of dividends	—	—	1,154	10,822
Redeemed	(249,987)	(2,568,149)	(822,293)	(7,419,505)
Net increase (decrease)	62,167	$652,364	(318,259)	$(2,723,722)
Inflation-Protected and Income Fund Initial Class
Sold	2,653,513	$30,361,973	5,764,117	$63,752,483
Issued as reinvestment of dividends	—	—	28,441	316,265
Redeemed	(2,638,972)	(30,155,418)	(11,117,164)	(119,258,328)
Net increase (decrease)	14,541	$206,555	(5,324,606)	$(55,189,580)
Inflation-Protected and Income Fund Service Class
Sold	503,712	$5,710,022	1,208,439	$13,079,822
Issued as reinvestment of dividends	—	—	4,632	51,184
Redeemed	(412,775)	(4,665,513)	(1,361,946)	(14,634,662)
Net increase (decrease)	90,937	$1,044,509	(148,875)	$(1,503,656)
Managed Bond Fund Initial Class
Sold	4,554,850	$61,384,294	11,403,707	$149,341,369
Issued as reinvestment of dividends	—	—	55,451	733,340
Redeemed	(5,683,322)	(76,658,770)	(22,787,742)	(296,934,778)
Net increase (decrease)	(1,128,472)	$(15,274,476)	(11,328,584)	$(146,860,069)
Managed Bond Fund Service Class
Sold	1,223,264	$16,397,525	3,122,244	$40,920,144
Issued as reinvestment of dividends	—	—	18,968	249,878
Redeemed	(1,601,372)	(21,485,835)	(4,114,313)	(52,668,273)
Net increase (decrease)	(378,108)	$(5,088,310)	(973,101)	$(11,498,251)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class II
Sold	1,330,934	$13,231,789	2,057,225	$19,693,406
Issued as reinvestment of dividends	—	—	45	433
Redeemed	(1,598,353)	(15,899,646)	(5,295,106)	(51,081,156)
Net increase (decrease)	(267,419)	$(2,667,857)	(3,237,836)	$(31,387,317)
Short-Duration Bond Fund Service Class I
Sold	418,327	$4,144,326	3,063,881	$29,480,845
Issued as reinvestment of dividends	—	—	9	90
Redeemed	(1,337,965)	(13,243,572)	(1,919,443)	(18,365,937)
Net increase (decrease)	(919,638)	$(9,099,246)	1,144,447	$11,114,998
Small Cap Equity Fund Initial Class
Sold	219,757	$2,782,076	602,073	$5,077,485
Issued as reinvestment of dividends	—	—	140,334	1,276,608
Redeemed	(713,513)	(8,968,495)	(1,500,948)	(13,281,105)
Net increase (decrease)	(493,756)	$(6,186,419)	(758,541)	$(6,927,012)
Small Cap Equity Fund Service Class
Sold	201,808	$2,470,388	564,885	$4,528,738
Issued as reinvestment of dividends	—	—	30,205	269,088
Redeemed	(222,765)	(2,736,559)	(746,182)	(6,304,366)
Net increase (decrease)	(20,957)	$(266,171)	(151,092)	$(1,506,540)
Special Situations Fund Class II
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	273,469	3,959,893
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	273,469	$3,959,893
Special Situations Fund Service Class I
Sold	5,660	$89,019	2,476	$24,825
Issued as reinvestment of dividends	—	—	8,845	127,231
Redeemed	(6,913)	(112,135)	(10,387)	(121,042)
Net increase (decrease)	(1,253)	$(23,116)	934	$31,014
Strategic Emerging Markets Fund Class II
Sold	27,828	$421,290	911,853	$10,597,124
Issued as reinvestment of dividends	—	—	307,481	3,818,915
Redeemed	(777,783)	(11,792,274)	(4,387,645)	(57,245,548)
Net increase (decrease)	(749,955)	$(11,370,984)	(3,168,311)	$(42,829,509)
Strategic Emerging Markets Fund Service Class I
Sold	98,786	$1,490,198	128,408	$1,557,559
Issued as reinvestment of dividends	—	—	38,294	476,372
Redeemed	(112,557)	(1,693,039)	(306,542)	(3,790,757)
Net increase (decrease)	(13,771)	$(202,841)	(139,840)	$(1,756,826)
U.S. Government Money Market Fund Initial Class
Sold	54,921,603	$54,921,603	351,041,873	$351,041,873
Issued as reinvestment of dividends	—	—	405,972	405,972
Redeemed	(94,679,844)	(94,679,843)	(302,959,713)	(302,959,713)
Net increase (decrease)	(39,758,241)	$(39,758,240)	48,488,132	$48,488,132

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At June 30, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$786,436,916	$83,402,138	$(4,986,764)	$78,415,374
Dynamic Bond Fund	309,430,418	9,631,553	(7,463,629)	2,167,924
Equity Fund	657,963,688	248,512,003	(1,596,990)	246,915,013
Equity Momentum Fund	38,629,064	6,515,325	(176,915)	6,338,410
Equity Rotation Fund	43,954,043	4,818,991	(300,862)	4,518,129
High Yield Fund	92,693,242	6,295,963	(896,614)	5,399,349
Inflation-Protected and Income Fund	330,698,835	3,637,297	(1,079,789)	2,557,508
Managed Bond Fund	1,111,450,860	33,806,265	(4,619,129)	29,187,136
Short-Duration Bond Fund	179,609,028	3,422,487	(836,580)	2,585,907
Small Cap Equity Fund	94,596,741	55,465,665	(2,963,853)	52,501,812
Special Situations Fund	33,865,975	8,954,965	(492,468)	8,462,497
Strategic Emerging Markets Fund	85,876,691	29,803,385	(4,094,456)	25,708,929

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2021, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

At December 31, 2020, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Dynamic Bond Fund	$265,728	$1,632,613
Equity Fund	27,453,969	7,781,654
High Yield Fund	1,297,381	11,233,755
Short-Duration Bond Fund	2,568,932	8,355,978

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2020, was as follows:

	Ordinary Income	Long Term Capital Gain
Blend Fund	$1,414,757	$30,150,220
Dynamic Bond Fund	1,155,909	—
Equity Fund	16,293,607	80,236,519
Equity Momentum Fund	1,202,462	2,585,328
Equity Rotation Fund	706,083	461,778
High Yield Fund	28,859	—
Inflation-Protected and Income Fund	367,449	—
Managed Bond Fund	983,218	—
Short-Duration Bond Fund	523	—
Small Cap Equity Fund	519,119	1,026,577
Special Situations Fund	77,148	4,009,976
Strategic Emerging Markets Fund	549,224	3,746,063
U.S. Government Money Market Fund	405,972	—

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2020, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blend Fund	$36,943,932	$188,501,586	$(173,842)	$21,010,466
Dynamic Bond Fund	11,620,856	(1,898,341)	(30,826)	6,250,900
Equity Fund	14,910,496	(35,235,623)	(217,166)	154,348,666
Equity Momentum Fund	864,505	5,468,826	(1,807)	1,765,778
Equity Rotation Fund	2,321,491	6,806,895	(1,898)	2,292,783
High Yield Fund	6,789,832	(12,531,136)	(18,187)	2,126,603
Inflation-Protected and Income Fund	21,218,150	4,640,862	(74,367)	7,122,320
Managed Bond Fund	51,117,340	3,103,218	(211,148)	33,433,109
Short-Duration Bond Fund	6,437,954	(10,924,910)	(30,397)	1,194,276
Small Cap Equity Fund	1,558,131	7,825,158	(27,282)	39,107,262
Special Situations Fund	2,811,359	3,316,746	(1,592)	4,502,239
Strategic Emerging Markets Fund	—	16,877,811	(12,380)	29,940,425
U.S. Government Money Market Fund	6,742	—	(44,865)	—

The Funds did not have any unrecognized tax benefits at June 30, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2021, the Funds did not incur any

Notes to Financial Statements (Unaudited) (Continued)

such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 will have a material impact on the financial statements.

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity, or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance, and may increase costs related to a fund’s use of derivatives.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

Notes to Financial Statements (Unaudited) (Continued)

The potential amounts sought to be recovered from the Blend Fund and Small Cap Equity Fund are approximately $207,400 and $93,500, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

10.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadvisor, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

11. Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2021, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective July 1, 2021, MML Advisers has agreed to waive 0.02% of the advisory fees of the Dynamic Bond Fund through April 30, 2023.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Monthly Reporting

The U.S. Government Money Market Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The U.S. Government Money Market Fund’s reports on Form N-MFP are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the U.S. Government Money Market Fund makes portfolio holdings information available to shareholders at http://www.massmutual.com/funds.

Quarterly Reporting

The Funds, except for the U.S. Government Money Market Fund, file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at http://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 16, 2021, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2020 through December 31, 2020. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in March 2021, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreements between MML Advisers and Barings for the Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund (the “Amended Agreements”) intended to permit

Other Information (Unaudited) (Continued)

Barings to delegate to its advisory affiliates. The Trustees considered, among other things, that any such delegation by Barings would be subject to the consent of MML Advisers and the Board. At the same time, the Trustees, including the Independent Trustees, approved sub-subadvisory agreements between Barings and Baring International Investment Limited (the “New Sub-Subadvisory Agreements”) for the Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund. The Trustees considered, among other things, that the New Sub-Subadvisory Agreements would not result in any changes in the fees payable by the Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund or MML Advisers and that the services provided would continue to be subject to the supervision of Barings. The Trustees concluded that the Amended Agreements and New Sub-Subadvisory Agreements are in the best interests of the Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and their shareholders. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the Amended Agreements and New Sub-Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Amended Agreements and New Sub-Subadvisory Agreements became effective on May 1, 2021.

At their meetings in May and June 2021, the Contract Committee (the “Committee”) and the Trustees, including the Independent Trustees, re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Momentum Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, Strategic Emerging Markets Fund, and U.S. Government Money Market Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding

Other Information (Unaudited) (Continued)

each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2020. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that the total net expense ratios for the Small Cap Equity Fund, Blend Fund, Inflation-Protected and Income Fund, Equity Fund, Special Situations Fund, Equity Momentum Fund, Equity Rotation Fund, High Yield Fund, Managed Bond Fund, and U.S. Government Money Market Fund were within the top three comparative quintiles of their peer groups. Of those Funds, all had net advisory fees below the medians of their peers, or in the top three comparative quintiles.

In the case of the Dynamic Bond Fund and Short-Duration Bond Fund, the Committee noted that the Funds’ net advisory fees were at or below the medians of their peers, although their total net expense ratios were higher than the sixtieth comparative percentiles of their peer groups. The Committee considered that the levels of the Funds’ net advisory fees, and other factors cited by MML Advisers, as applicable, including MML Advisers’ high level conviction in the Fund’s subadviser or, with respect to the Dynamic Bond Fund, MML Advisers’ proposal to add a two basis point contractual advisory fee reduction to the Fund, favored continuation of the Funds’ advisory agreements.

The Committee noted that the Strategic Emerging Markets Fund had both a total net expense ratio and net advisory fee above the sixtieth comparative percentile of its peers. The Committee considered that the Fund had achieved three-year performance in the top half of its comparative performance category, notwithstanding the relatively high net advisory fee and total net expense paid by the Fund. MML Advisers noted that the Fund’s net advisory fee was within one basis point of the Fund’s peer group median. The Committee determined that the Fund’s net advisory fee did not appear unreasonable in light of the information presented.

The Committee determined on the basis of these factors that the Funds’ net advisory fees, and the total net expenses of the Funds generally, were consistent with the continuation of their advisory agreements.

The Committee considered that the Small Cap Equity Fund, Blend Fund, Inflation-Protected and Income Fund, Equity Fund, Managed Bond Fund, and Strategic Emerging Markets Fund achieved three-year investment performance above the medians of their performance categories, or in the top three comparative quintiles of their performance categories. In addition, the Committee considered that the Equity Rotation Fund experienced three-year investment performance outside the top three comparative quintiles of its performance category, but experienced improved performance for the one-year period, above the median of its performance category.

The Committee considered that the Special Situations Fund had experienced performance for the one- and three-year periods in the 68th and 97th comparative percentiles, respectively. The Committee considered MML Advisers’ statements that the Fund’s performance category is composed principally of mid-cap growth funds, without a focus on “special situations,” making comparison challenging, and that the Fund had outperformed its benchmark for three of the last five calendar years and had performed favorably in comparison to funds identified by MML Advisers as having a similar investment approach. The Committee also noted that the Fund had experienced a subadviser change in the past year, which MML Advisers believes should lead to improving performance, and that MML Advisers had placed the Fund on review in light of its performance.

The Committee considered that the Equity Momentum Fund was shown to have experienced performance for the one- and three-year periods in the 93rd and 98th comparative percentiles, respectively. The Committee noted the Fund had experienced a subadviser and strategy change in the past year and considered MML Advisers’ statement that the Fund’s past performance is now being compared against a peer group appropriate to its new investment strategy, making for an inapt comparison.

Other Information (Unaudited) (Continued)

The Committee considered that the Dynamic Bond Fund had experienced performance for the one- and three-year periods in the 94th and 90th comparative percentiles, respectively. The Committee considered MML Advisers’ statement that the Fund’s underperformance for the three-year period was primarily due to recent underperformance resulting from issuer selection and allocation to asset-backed securities consistent with the subadviser’s long-term strategy, and that the Fund’s performance was in the top half of its category for two of the last five calendar years.

The Committee considered that, although the Short-Duration Bond Fund had experienced performance below the top three comparative quintiles of its performance category, the Fund’s near-term results, following the end of the calendar year, have improved. The Committee considered MML Advisers’ statement that the Fund had underperformed significantly at the beginning of the pandemic, but performance had recovered since then.

The Committee considered that although the High Yield Fund had experienced performance for the one- and three-year periods in the 71st and 82nd comparative percentiles, respectively, the Fund’s longer-term performance is strong, with ten-year performance within the top decile. The Committee considered MML Advisers’ high degree of confidence in the subadviser.

The Committee considered that the U.S. Government Money Market Fund had experienced performance for the one- and three-year periods in the 77th and 85th comparative percentiles, respectively. The Committee considered MML Advisers’ statement that performance among the Fund’s peers reflects pricing and fee waivers/expense caps to a large degree in the currently low interest rate environment and is not necessarily reflective of the abilities or investment performance of the subadviser.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2021

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2021:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2021.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blend Fund
Initial Class	$1,000	0.44%	$1,086.10	$2.28	$1,022.60	$2.21
Service Class	1,000	0.69%	1,084.70	3.57	1,021.40	3.46
Dynamic Bond Fund
Class II	1,000	0.61%	999.00	3.02	1,021.80	3.06
Service Class I	1,000	0.86%	998.10	4.26	1,020.50	4.31
Equity Fund
Initial Class	1,000	0.43%	1,209.20	2.36	1,022.70	2.16
Service Class	1,000	0.68%	1,207.70	3.72	1,021.40	3.41
Equity Momentum Fund
Class II	1,000	0.68%	1,118.40	3.57	1,021.40	3.41
Service Class I	1,000	0.93%	1,117.80	4.88	1,020.20	4.66
Equity Rotation Fund
Class II	1,000	0.69%	1,181.90	3.73	1,021.40	3.46
Service Class I	1,000	0.94%	1,179.90	5.08	1,020.10	4.71

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
High Yield Fund
Class II	$1,000	0.83%	$1,058.40	$4.24	$1,020.70	$4.16
Service Class I	1,000	1.08%	1,056.80	5.51	1,019.40	5.41
Inflation-Protected and Income Fund
Initial Class	1,000	0.60%	1,022.80	3.01	1,021.80	3.01
Service Class	1,000	0.85%	1,021.20	4.26	1,020.60	4.26
Managed Bond Fund
Initial Class	1,000	0.43%	1,005.20	2.14	1,022.70	2.16
Service Class	1,000	0.68%	1,004.00	3.38	1,021.40	3.41
Short-Duration Bond Fund
Class II	1,000	0.57%	1,020.30	2.86	1,022.00	2.86
Service Class I	1,000	0.82%	1,019.40	4.11	1,020.70	4.11
Small Cap Equity Fund
Initial Class	1,000	0.70%	1,178.70	3.78	1,021.30	3.51
Service Class	1,000	0.95%	1,177.20	5.13	1,020.10	4.76
Special Situations Fund
Class II	1,000	0.88%	1,149.90	4.69	1,020.40	4.41
Service Class I	1,000	1.13%	1,148.00	6.02	1,019.20	5.66
Strategic Emerging Markets Fund
Class II	1,000	1.35%	1,070.70	6.93	1,018.10	6.76
Service Class I	1,000	1.60%	1,069.30	8.21	1,016.90	8.00
U.S. Government Money Market Fund
Initial Class	1,000	0.05%	1,000.00	0.25	1,024.50	0.25

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2021, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-50632-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	8/20/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	8/20/2021

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	8/20/2021